UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
DECEMBER 31, 2017

  AC Alternatives® Disciplined Long Short Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Long Holdings	% of net assets
Boeing Co. (The)	2.02%
UnitedHealth Group, Inc.	1.90%
PPG Industries, Inc.	1.79%
Alphabet, Inc., Class A	1.79%
Potlatch Corp.	1.74%
Apple, Inc.	1.71%
Microsoft Corp.	1.61%
Cigna Corp.	1.58%
Amazon.com, Inc.	1.58%
Merck & Co., Inc.	1.52%

Top Five Short Holdings	% of net assets
Pinnacle Financial Partners, Inc.	(1.56)%
John Bean Technologies Corp.	(1.54)%
WEX, Inc.	(1.52)%
Gartner, Inc.	(1.45)%
CH Robinson Worldwide, Inc.	(1.35)%

Types of Investments in Portfolio	% of net assets
Common Stocks	104.1%
Common Stocks Sold Short	(58.3)%
Temporary Cash Investments	55.2%
Other Assets and Liabilities	(1.0)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.20	$12.30	2.40%
I Class	$1,000	$1,034.30	$11.28	2.20%
A Class	$1,000	$1,032.50	$13.58	2.65%
C Class	$1,000	$1,028.10	$17.38	3.40%
R Class	$1,000	$1,030.60	$14.84	2.90%
Hypothetical
Investor Class	$1,000	$1,013.11	$12.18	2.40%
I Class	$1,000	$1,014.12	$11.17	2.20%
A Class	$1,000	$1,011.85	$13.44	2.65%
C Class	$1,000	$1,008.07	$17.21	3.40%
R Class	$1,000	$1,010.59	$14.70	2.90%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 104.1%
Aerospace and Defense — 4.1%
Astronics Corp.(1)	2,504	$103,841
Boeing Co. (The)(2)	3,233	953,444
Curtiss-Wright Corp.(2)	4,641	565,506
Hexcel Corp.	2,198	135,946
Moog, Inc., Class A(1)	1,973	171,355
		1,930,092
Auto Components — 1.2%
Aptiv plc	2,035	172,629
BorgWarner, Inc.(2)	6,567	335,508
Delphi Technologies plc(1)	678	35,575
Stoneridge, Inc.(1)	1,347	30,792
		574,504
Banks — 2.2%
Byline Bancorp, Inc.(1)	4,816	110,623
First Financial Northwest, Inc.	5,831	90,439
Franklin Financial Network, Inc.(1)(2)	8,722	297,420
RBB Bancorp	6,094	166,793
West BanCorp., Inc.(2)	15,247	383,462
		1,048,737
Biotechnology — 4.5%
AbbVie, Inc.(2)	3,007	290,807
Alexion Pharmaceuticals, Inc.(1)	1,566	187,278
Amgen, Inc.(2)	2,669	464,139
Biogen, Inc.(1)	889	283,209
BioMarin Pharmaceutical, Inc.(1)	315	28,088
Celgene Corp.(1)(2)	2,816	293,878
Concert Pharmaceuticals, Inc.(1)	952	24,628
CytomX Therapeutics, Inc.(1)	1,554	32,805
Editas Medicine, Inc.(1)	1,133	34,817
Exelixis, Inc.(1)	3,410	103,664
Genomic Health, Inc.(1)	1,984	67,853
Incyte Corp.(1)	617	58,436
Regeneron Pharmaceuticals, Inc.(1)(2)	503	189,108
Vertex Pharmaceuticals, Inc.(1)	334	50,053
		2,108,763
Capital Markets — 1.7%
Evercore, Inc., Class A(2)	4,105	369,450
Investment Technology Group, Inc.(2)	13,420	258,335
Moelis & Co., Class A	2,577	124,985
Silvercrest Asset Management Group, Inc., Class A	2,262	36,305
		789,075
Chemicals — 6.7%
A. Schulman, Inc.	2,459	91,598
Air Products & Chemicals, Inc.(2)	2,883	473,043
Celanese Corp., Series A	708	75,813

6

	Shares	Value
FMC Corp.(2)	5,217	$493,841
Huntsman Corp.	5,765	191,917
Ingevity Corp.(1)	1,690	119,094
Platform Specialty Products Corp.(1)	6,323	62,724
PolyOne Corp.	2,975	129,413
PPG Industries, Inc.(2)	7,244	846,244
Stepan Co.	2,056	162,362
Valhi, Inc.	6,073	37,470
WR Grace & Co.(2)	6,699	469,801
		3,153,320
Commercial Services and Supplies — 2.2%
Brady Corp., Class A	4,389	166,343
Heritage-Crystal Clean, Inc.(1)	6,401	139,222
Kimball International, Inc., Class B(2)	13,321	248,703
McGrath RentCorp(2)	4,532	212,914
MSA Safety, Inc.(2)	2,879	223,180
Steelcase, Inc., Class A	4,126	62,715
		1,053,077
Communications Equipment — 0.3%
ARRIS International plc(1)	4,312	110,775
F5 Networks, Inc.(1)	254	33,330
		144,105
Construction and Engineering — 0.2%
Primoris Services Corp.	2,818	76,621
Diversified Consumer Services — 1.2%
Cambium Learning Group, Inc.(1)	23,378	132,787
Grand Canyon Education, Inc.(1)	1,570	140,562
H&R Block, Inc.(2)	8,264	216,682
Liberty Tax, Inc.	5,405	59,455
		549,486
Diversified Financial Services — 0.3%
Leucadia National Corp.	5,710	151,258
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	1,701	90,034
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	3,466	114,690
Emerson Electric Co.(2)	5,067	353,119
Rockwell Automation, Inc.(2)	1,363	267,625
Sensata Technologies Holding NV(1)	690	35,266
		770,700
Electronic Equipment, Instruments and Components — 2.5%
Bel Fuse, Inc., Class B	1,108	27,894
FLIR Systems, Inc.(2)	10,224	476,643
Itron, Inc.(1)	416	28,371
Littelfuse, Inc.	290	57,368
Methode Electronics, Inc.	2,408	96,561
Rogers Corp.(1)	843	136,498
Trimble, Inc.(1)	1,104	44,867
TTM Technologies, Inc.(1)	2,559	40,099
Zebra Technologies Corp., Class A(1)(2)	2,465	255,867
		1,164,168

7

	Shares	Value
Energy Equipment and Services — 1.7%
Halliburton Co.(2)	14,396	$703,533
RigNet, Inc.(1)	5,013	74,944
		778,477
Equity Real Estate Investment Trusts (REITs) — 1.7%
Potlatch Corp.(2)	16,409	818,809
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.(2)	1,405	261,499
CVS Health Corp.(2)	6,200	449,500
Walgreens Boots Alliance, Inc.	1,623	117,862
		828,861
Food Products — 0.2%
Campbell Soup Co.	2,305	110,894
Health Care Equipment and Supplies — 6.0%
Analogic Corp.(2)	3,759	314,816
Atrion Corp.	107	67,474
Baxter International, Inc.	596	38,526
Cooper Cos., Inc. (The)(2)	1,165	253,830
Edwards Lifesciences Corp.(1)(2)	3,065	345,456
Globus Medical, Inc., Class A(1)(2)	12,141	498,995
Haemonetics Corp.(1)	898	52,156
Hill-Rom Holdings, Inc.	366	30,850
Intuitive Surgical, Inc.(1)	477	174,076
Masimo Corp.(1)(2)	2,822	239,306
Orthofix International NV(1)	503	27,514
STAAR Surgical Co.(1)	2,793	43,292
Varian Medical Systems, Inc.(1)(2)	2,848	316,555
Zimmer Biomet Holdings, Inc.(2)	3,681	444,186
		2,847,032
Health Care Providers and Services — 4.5%
Centene Corp.(1)	1,324	133,565
Cigna Corp.(2)	3,664	744,122
Humana, Inc.(2)	1,364	338,367
UnitedHealth Group, Inc.(2)	4,072	897,713
		2,113,767
Hotels, Restaurants and Leisure — 2.6%
Choice Hotels International, Inc.	2,213	171,729
Hilton Grand Vacations, Inc.(1)(2)	5,602	235,004
Las Vegas Sands Corp.(2)	7,724	536,740
Marriott International, Inc., Class A(2)	2,237	303,628
		1,247,101
Household Durables — 1.9%
iRobot Corp.(1)	1,673	128,319
La-Z-Boy, Inc.	5,549	173,129
M.D.C. Holdings, Inc.(2)	11,391	363,145
Toll Brothers, Inc.(2)	4,951	237,747
		902,340
Household Products — 1.0%
Kimberly-Clark Corp.(2)	3,416	412,175
Spectrum Brands Holdings, Inc.	651	73,172
		485,347

8

	Shares	Value
Industrial Conglomerates — 1.3%
3M Co.	1,333	$313,748
Carlisle Cos., Inc.(2)	2,767	314,470
		628,218
Insurance — 2.6%
Allstate Corp. (The)(2)	4,953	518,628
Assurant, Inc.(2)	2,063	208,033
Infinity Property & Casualty Corp.(2)	4,446	471,276
Stewart Information Services Corp.	603	25,507
		1,223,444
Internet and Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	636	743,783
Internet Software and Services — 3.9%
Alphabet, Inc., Class A(1)(2)	803	845,880
Care.com, Inc.(1)	8,335	150,363
ChannelAdvisor Corp.(1)	2,968	26,712
Facebook, Inc., Class A(1)(2)	3,712	655,020
LivePerson, Inc.(1)	3,970	45,655
LogMeIn, Inc.	296	33,892
SPS Commerce, Inc.(1)	495	24,052
Twitter, Inc.(1)	2,169	52,078
		1,833,652
IT Services — 3.1%
Alliance Data Systems Corp.	642	162,734
Cognizant Technology Solutions Corp., Class A	478	33,948
CSG Systems International, Inc.(2)	5,689	249,292
EVERTEC, Inc.	4,470	61,015
Fidelity National Information Services, Inc.	1,157	108,862
International Business Machines Corp.(2)	1,671	256,365
PayPal Holdings, Inc.(1)	1,388	102,185
Total System Services, Inc.(2)	4,752	375,836
Travelport Worldwide Ltd.	7,689	100,495
Western Union Co. (The)	1,696	32,241
		1,482,973
Leisure Products — 0.3%
Brunswick Corp.	2,786	153,843
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	492	32,950
PerkinElmer, Inc.(2)	3,960	289,555
Thermo Fisher Scientific, Inc.	667	126,650
Waters Corp.(1)	806	155,711
		604,866
Machinery — 6.1%
Alamo Group, Inc.	1,418	160,050
Allison Transmission Holdings, Inc.(2)	12,137	522,741
Caterpillar, Inc.(2)	3,742	589,664
Cummins, Inc.(2)	1,603	283,154
Donaldson Co., Inc.	3,156	154,486
EnPro Industries, Inc.	928	86,777
Graco, Inc.	1,083	48,973
Harsco Corp.(1)	5,762	107,461

9

	Shares	Value
Hillenbrand, Inc.	1,063	$47,516
Hyster-Yale Materials Handling, Inc.	1,449	123,397
Lydall, Inc.(1)	1,290	65,468
Toro Co. (The)(2)	10,647	694,504
		2,884,191
Media — 1.2%
AMC Networks, Inc., Class A(1)	2,322	125,574
Comcast Corp., Class A	4,564	182,788
Entravision Communications Corp., Class A(2)	26,776	191,448
tronc, Inc.(1)	2,611	45,928
		545,738
Metals and Mining — 0.3%
Freeport-McMoRan, Inc.(1)	6,144	116,490
Multiline Retail — 0.1%
Dollar Tree, Inc.(1)	241	25,862
Oil, Gas and Consumable Fuels — 1.5%
Devon Energy Corp.(2)	5,032	208,325
Isramco, Inc.(1)	466	48,767
Newfield Exploration Co.(1)(2)	8,551	269,613
Southwestern Energy Co.(1)	26,600	148,428
Westmoreland Coal Co.(1)	41,176	49,823
		724,956
Paper and Forest Products — 0.6%
Louisiana-Pacific Corp.(1)(2)	10,758	282,505
Personal Products — 0.6%
Medifast, Inc.	776	54,172
Nu Skin Enterprises, Inc., Class A(2)	3,182	217,108
		271,280
Pharmaceuticals — 4.1%
Allergan plc(2)	1,927	315,218
Bristol-Myers Squibb Co.	4,707	288,445
Depomed, Inc.(1)	12,062	97,099
Eli Lilly & Co.(2)	5,443	459,716
Horizon Pharma plc(1)	3,380	49,348
Merck & Co., Inc.(2)	12,770	718,568
Sucampo Pharmaceuticals, Inc., Class A(1)	1,481	26,584
		1,954,978
Professional Services — 1.7%
Dun & Bradstreet Corp. (The)(2)	1,723	204,021
On Assignment, Inc.(1)	2,245	144,286
Pendrell Corp.	56	32,200
Robert Half International, Inc.(2)	4,893	271,757
TriNet Group, Inc.(1)	1,807	80,122
TrueBlue, Inc.(1)	2,833	77,908
		810,294
Semiconductors and Semiconductor Equipment — 5.4%
Advanced Energy Industries, Inc.(1)	615	41,500
Applied Materials, Inc.(2)	7,903	404,001
Cabot Microelectronics Corp.	988	92,951
Intel Corp.(2)	9,574	441,936
KLA-Tencor Corp.	791	83,110

10

	Shares	Value
Lam Research Corp.(2)	2,138	$393,542
MKS Instruments, Inc.	866	81,837
Nanometrics, Inc.(1)	1,948	48,544
NVIDIA Corp.	525	101,588
Rudolph Technologies, Inc.(1)	3,084	73,708
Synaptics, Inc.(1)	994	39,700
Teradyne, Inc.	1,362	57,027
Texas Instruments, Inc.(2)	6,534	682,411
		2,541,855
Software — 10.0%
A10 Networks, Inc.(1)	13,168	101,657
Activision Blizzard, Inc.(2)	6,126	387,898
Adobe Systems, Inc.(1)(2)	2,923	512,227
American Software, Inc., Class A	9,050	105,252
ANSYS, Inc.(1)(2)	1,877	277,027
Aspen Technology, Inc.(1)(2)	2,893	191,517
Cadence Design Systems, Inc.(1)	3,678	153,814
Citrix Systems, Inc.(1)	1,775	156,200
Electronic Arts, Inc.(1)	1,190	125,021
Fair Isaac Corp.	287	43,968
Fortinet, Inc.(1)	933	40,763
Intuit, Inc.	344	54,276
Manhattan Associates, Inc.(1)	729	36,115
Microsoft Corp.(2)	8,869	758,654
Oracle Corp. (New York)(2)	10,968	518,567
Progress Software Corp.(2)	4,920	209,444
Red Hat, Inc.(1)	1,258	151,086
Symantec Corp.	1,073	30,108
Synopsys, Inc.(1)(2)	4,824	411,198
Verint Systems, Inc.(1)	3,214	134,506
VMware, Inc., Class A(1)(2)	2,163	271,067
Zix Corp.(1)	7,216	31,606
		4,701,971
Specialty Retail — 1.2%
Lowe's Cos., Inc.(2)	5,039	468,325
Pier 1 Imports, Inc.	7,103	29,406
Sleep Number Corp.(1)	972	36,537
Tailored Brands, Inc.	1,659	36,216
		570,484
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.(2)	4,771	807,396
NetApp, Inc.	1,886	104,334
Western Digital Corp.	975	77,542
		989,272
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)(2)	4,329	347,402
Michael Kors Holdings Ltd.(1)	3,739	235,370
		582,772
Thrifts and Mortgage Finance — 2.4%
Charter Financial Corp.(2)	30,472	534,479
Meta Financial Group, Inc.(2)	3,719	344,565

11

	Shares	Value
Nationstar Mortgage Holdings, Inc.(1)(2)	13,332	$246,642
		1,125,686
Trading Companies and Distributors — 0.2%
H&E Equipment Services, Inc.	777	31,585
Rush Enterprises, Inc., Class B(1)	1,550	74,726
		106,311
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)(2)	7,637	485,026
TOTAL COMMON STOCKS (Cost $40,672,961)		49,127,018
TEMPORARY CASH INVESTMENTS — 55.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $10,083,188), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $9,866,945)		9,865,739
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $16,475,876), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $16,149,969)		16,149,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,526	21,526
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,036,265)		26,036,265
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 159.3% (Cost $66,709,226)		75,163,283
COMMON STOCKS SOLD SHORT — (58.3)%
Aerospace and Defense — (0.7)%
BWX Technologies, Inc.	(2,013)	(121,767)
Huntington Ingalls Industries, Inc.	(647)	(152,498)
Kratos Defense & Security Solutions, Inc.	(3,448)	(36,514)
		(310,779)
Air Freight and Logistics — (1.4)%
Air Transport Services Group, Inc.	(1,190)	(27,536)
CH Robinson Worldwide, Inc.	(7,163)	(638,152)
		(665,688)
Airlines — (0.4)%
Allegiant Travel Co.	(1,115)	(172,546)
Auto Components — (1.0)%
Horizon Global Corp.	(7,349)	(103,033)
Motorcar Parts of America, Inc.	(5,896)	(147,341)
Standard Motor Products, Inc.	(4,938)	(221,766)
		(472,140)
Automobiles — (0.3)%
Tesla, Inc.	(535)	(166,572)
Banks — (3.9)%
FB Financial Corp.	(6,752)	(283,517)
Green Bancorp, Inc.	(3,288)	(66,747)
HarborOne Bancorp, Inc.	(1,857)	(35,580)
Home BancShares, Inc.	(11,893)	(276,512)
Howard Bancorp, Inc.	(4,053)	(89,166)
LegacyTexas Financial Group, Inc.	(1,906)	(80,452)
Pinnacle Financial Partners, Inc.	(11,068)	(733,808)
Texas Capital Bancshares, Inc.	(3,329)	(295,948)
		(1,861,730)

12

	Shares	Value
Biotechnology — (3.6)%
Acceleron Pharma, Inc.	(686)	$(29,114)
Aimmune Therapeutics, Inc.	(1,646)	(62,252)
Alnylam Pharmaceuticals, Inc.	(1,021)	(129,718)
Audentes Therapeutics, Inc.	(1,509)	(47,156)
Avexis, Inc.	(2,952)	(326,698)
Bluebird Bio, Inc.	(453)	(80,679)
Blueprint Medicines Corp.	(2,176)	(164,092)
Clovis Oncology, Inc.	(495)	(33,660)
Esperion Therapeutics, Inc.	(1,429)	(94,085)
FibroGen, Inc.	(804)	(38,110)
G1 Therapeutics, Inc.	(1,337)	(26,526)
Insmed, Inc.	(2,363)	(73,678)
Loxo Oncology, Inc.	(2,128)	(179,135)
Natera, Inc.	(4,274)	(38,423)
Neurocrine Biosciences, Inc.	(3,735)	(289,799)
Progenics Pharmaceuticals, Inc.	(11,323)	(67,372)
		(1,680,497)
Building Products — (1.2)%
AAON, Inc.	(6,503)	(238,660)
Insteel Industries, Inc.	(7,405)	(209,710)
Johnson Controls International plc	(3,520)	(134,147)
		(582,517)
Capital Markets — (3.4)%
Cboe Global Markets, Inc.	(1,816)	(226,255)
Cohen & Steers, Inc.	(3,432)	(162,299)
Eaton Vance Corp.	(6,751)	(380,689)
LPL Financial Holdings, Inc.	(4,090)	(233,703)
T Rowe Price Group, Inc.	(1,750)	(183,628)
TD Ameritrade Holding Corp.	(4,989)	(255,088)
Virtus Investment Partners, Inc.	(1,406)	(161,760)
		(1,603,422)
Chemicals — (2.7)%
Albemarle Corp.	(188)	(24,043)
Ecolab, Inc.	(518)	(69,505)
GCP Applied Technologies, Inc.	(14,626)	(466,570)
Sherwin-Williams Co. (The)	(948)	(388,718)
Trecora Resources	(23,764)	(320,814)
		(1,269,650)
Commercial Services and Supplies — (2.8)%
ABM Industries, Inc.	(1,807)	(68,160)
Copart, Inc.	(1,911)	(82,536)
Covanta Holding Corp.	(7,155)	(120,920)
Healthcare Services Group, Inc.	(11,709)	(617,298)
UniFirst Corp.	(1,773)	(292,368)
US Ecology, Inc.	(3,039)	(154,989)
		(1,336,271)
Communications Equipment — (0.4)%
Infinera Corp.	(23,696)	(149,996)
Lumentum Holdings, Inc.	(767)	(37,506)
		(187,502)

13

	Shares	Value
Construction and Engineering — (0.6)%
Great Lakes Dredge & Dock Corp.	(18,514)	$(99,975)
IES Holdings, Inc.	(6,259)	(107,968)
Sterling Construction Co., Inc.	(4,257)	(69,304)
		(277,247)
Construction Materials — (0.3)%
Vulcan Materials Co.	(960)	(123,235)
Consumer Finance — (0.1)%
PRA Group, Inc.	(836)	(27,755)
Containers and Packaging — (1.2)%
Ball Corp.	(15,227)	(576,342)
Distributors — (1.0)%
Core-Mark Holding Co., Inc.	(7,162)	(226,176)
Genuine Parts Co.	(2,576)	(244,746)
		(470,922)
Diversified Consumer Services — (0.3)%
Service Corp., International/US	(3,340)	(124,649)
Diversified Telecommunication Services — (0.4)%
Zayo Group Holdings, Inc.	(5,339)	(196,475)
Electrical Equipment — (0.7)%
AZZ, Inc.	(3,250)	(166,075)
Hubbell, Inc.	(268)	(36,271)
Vicor Corp.	(5,926)	(123,853)
		(326,199)
Electronic Equipment, Instruments and Components — (0.8)%
Mesa Laboratories, Inc.	(1,871)	(232,565)
Napco Security Technologies, Inc.	(14,754)	(129,098)
		(361,663)
Equity Real Estate Investment Trusts (REITs) — (1.2)%
Community Healthcare Trust, Inc.	(881)	(24,756)
Crown Castle International Corp.	(2,350)	(260,873)
Digital Realty Trust, Inc.	(301)	(34,284)
EastGroup Properties, Inc.	(340)	(30,049)
Equinix, Inc.	(466)	(211,201)
		(561,163)
Food and Staples Retailing — (0.4)%
PriceSmart, Inc.	(2,450)	(210,945)
Food Products — (0.6)%
Farmer Brothers Co.	(7,462)	(239,904)
McCormick & Co., Inc.	(686)	(69,910)
		(309,814)
Gas Utilities — (0.4)%
Chesapeake Utilities Corp.	(2,254)	(177,052)
Health Care Equipment and Supplies — (2.4)%
AxoGen, Inc.	(2,144)	(60,675)
ICU Medical, Inc.	(2,490)	(537,840)
Insulet Corp.	(2,498)	(172,362)
Integra LifeSciences Holdings Corp.	(5,611)	(268,542)
iRhythm Technologies, Inc.	(1,456)	(81,609)
		(1,121,028)

14

	Shares	Value
Health Care Providers and Services — (2.6)%
Capital Senior Living Corp.	(7,333)	$(98,922)
Cardinal Health, Inc.	(5,290)	(324,119)
Chemed Corp.	(229)	(55,652)
Henry Schein, Inc.	(349)	(24,388)
MEDNAX, Inc.	(1,773)	(94,749)
Molina Healthcare, Inc.	(621)	(47,618)
National Research Corp., Class A	(3,194)	(119,136)
Select Medical Holdings Corp.	(17,347)	(306,175)
US Physical Therapy, Inc.	(2,031)	(146,638)
		(1,217,397)
Health Care Technology — (0.1)%
Evolent Health, Inc., Class A	(5,488)	(67,502)
Hotels, Restaurants and Leisure — (1.1)%
Chuy's Holdings, Inc.	(952)	(26,704)
Drive Shack, Inc.	(34,975)	(193,412)
ILG, Inc.	(849)	(24,179)
RCI Hospitality Holdings, Inc.	(6,843)	(191,467)
Red Rock Resorts, Inc., Class A	(1,732)	(58,438)
Wendy's Co. (The)	(2,260)	(37,109)
		(531,309)
Household Durables — (1.9)%
Cavco Industries, Inc.	(2,820)	(430,332)
Leggett & Platt, Inc.	(2,801)	(133,692)
Meritage Homes Corp.	(2,191)	(112,179)
Mohawk Industries, Inc.	(787)	(217,133)
TRI Pointe Group, Inc.	(1,350)	(24,192)
		(917,528)
Insurance — (2.8)%
American International Group, Inc.	(539)	(32,114)
Arch Capital Group Ltd.	(6,275)	(569,582)
Arthur J Gallagher & Co.	(1,079)	(68,279)
Marsh & McLennan Cos., Inc.	(2,714)	(220,892)
RLI Corp.	(3,679)	(223,168)
United Insurance Holdings Corp.	(4,534)	(78,212)
XL Group Ltd.	(3,495)	(122,884)
		(1,315,131)
Internet and Direct Marketing Retail — (0.5)%
Gaia, Inc.	(9,739)	(120,764)
Netflix, Inc.	(212)	(40,695)
Wayfair, Inc., Class A	(1,102)	(88,458)
		(249,917)
Internet Software and Services — (0.9)%
2U, Inc.	(6,491)	(418,734)
IT Services — (3.0)%
Gartner, Inc.	(5,544)	(682,744)
WEX, Inc.	(5,067)	(715,612)
		(1,398,356)
Life Sciences Tools and Services — (0.4)%
INC Research Holdings, Inc., Class A	(2,113)	(92,127)

15

	Shares	Value
NeoGenomics, Inc.	(10,607)	$(93,978)
		(186,105)
Machinery — (3.6)%
Albany International Corp., Class A	(4,219)	(259,258)
CIRCOR International, Inc.	(1,943)	(94,585)
Dover Corp.	(335)	(33,832)
Flowserve Corp.	(814)	(34,294)
Gardner Denver Holdings, Inc.	(2,726)	(92,493)
John Bean Technologies Corp.	(6,570)	(727,956)
Middleby Corp. (The)	(833)	(112,413)
Mueller Industries, Inc.	(1,520)	(53,854)
Omega Flex, Inc.	(939)	(67,054)
REV Group, Inc.	(1,865)	(60,668)
Sun Hydraulics Corp.	(2,594)	(167,806)
		(1,704,213)
Media — (0.9)%
Loral Space & Communications, Inc.	(5,753)	(253,420)
Reading International, Inc., Class A	(9,676)	(161,589)
		(415,009)
Multiline Retail — (0.5)%
Dollar General Corp.	(2,560)	(238,106)
Oil, Gas and Consumable Fuels — (1.1)%
Cheniere Energy, Inc.	(859)	(46,248)
Matador Resources Co.	(2,506)	(78,012)
Parsley Energy, Inc., Class A	(5,881)	(173,137)
RSP Permian, Inc.	(5,378)	(218,777)
		(516,174)
Paper and Forest Products — (0.5)%
Clearwater Paper Corp.	(5,522)	(250,699)
Personal Products — (0.2)%
Coty, Inc., Class A	(4,210)	(83,737)
Pharmaceuticals — (0.3)%
Aerie Pharmaceuticals, Inc.	(1,247)	(74,508)
Dermira, Inc.	(1,097)	(30,508)
Paratek Pharmaceuticals, Inc.	(1,823)	(32,632)
Zogenix, Inc.	(646)	(25,872)
		(163,520)
Professional Services — (0.4)%
Franklin Covey Co.	(8,480)	(175,960)
Verisk Analytics, Inc.	(353)	(33,888)
		(209,848)
Road and Rail — (0.3)%
Knight-Swift Transportation Holdings, Inc.	(2,981)	(130,329)
Semiconductors and Semiconductor Equipment — (1.0)%
Xilinx, Inc.	(6,860)	(462,501)
Software — (0.1)%
HubSpot, Inc.	(714)	(63,118)
Specialty Retail — (1.5)%
Camping World Holdings, Inc., Class A	(1,607)	(71,881)
Floor & Decor Holdings, Inc., Class A	(1,405)	(68,395)
Genesco, Inc.	(3,540)	(115,050)

16

	Shares	Value
Murphy USA, Inc.	(3,198)	$(256,991)
O'Reilly Automotive, Inc.	(373)	(89,722)
Winmark Corp.	(828)	(107,143)
		(709,182)
Technology Hardware, Storage and Peripherals — (0.1)%
Eastman Kodak Co.	(9,164)	(28,408)
Textiles, Apparel and Luxury Goods — (0.4)%
NIKE, Inc., Class B	(3,082)	(192,779)
Thrifts and Mortgage Finance — (0.2)%
Western New England Bancorp, Inc.	(9,368)	(102,111)
Trading Companies and Distributors — (1.0)%
Lawson Products, Inc.	(1,011)	(25,022)
SiteOne Landscape Supply, Inc.	(4,691)	(359,800)
Veritiv Corp.	(2,383)	(68,869)
		(453,691)
Water Utilities — (0.7)%
California Water Service Group	(7,229)	(327,835)
TOTAL COMMON STOCKS SOLD SHORT — (58.3)% (Proceeds $25,301,644)		(27,527,042)
OTHER ASSETS AND LIABILITIES — (1.0)%		(458,581)
TOTAL NET ASSETS — 100.0%		$47,177,660

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $34,394,606.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $40,694,487)	$49,148,544
Repurchase agreements, at value (cost of $26,014,739)	26,014,739
Total investment securities, at value (cost of $66,709,226)	75,163,283
Receivable for capital shares sold	28,686
Dividends and interest receivable	28,174
75,220,143

Liabilities
Securities sold short, at value (proceeds of $25,301,644)	27,527,042
Payable for capital shares redeemed	413,643
Accrued management fees	57,604
Distribution and service fees payable	2,463
Dividend expense payable on securities sold short	19,812
Fees and charges payable on borrowings for securities sold short	21,919
28,042,483

Net Assets	$47,177,660

Net Assets Consist of:
Capital (par value and paid-in surplus)	$41,402,460
Accumulated net investment loss	(152,289)
Accumulated net realized loss	(301,170)
Net unrealized appreciation	6,228,659
$47,177,660

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$39,826,294	2,233,007	$17.84
I Class, $0.01 Par Value	$2,733,260	152,958	$17.87
A Class, $0.01 Par Value	$1,904,357	108,033	$17.63*
C Class, $0.01 Par Value	$2,051,099	122,003	$16.81
R Class, $0.01 Par Value	$662,650	38,115	$17.39
*Maximum offering price $18.71 (net asset value divided by 0.9425).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$320,731
Interest	79,701
400,432

Expenses:
Dividend expense on securities sold short	109,365
Fees and charges on borrowings for securities sold short	104,873
Management fees	322,536
Distribution and service fees:
A Class	2,438
C Class	10,793
R Class	1,415
Directors' fees and expenses	1,301
552,721

Net investment income (loss)	(152,289)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,452,604
Securities sold short transactions	(2,472,083)
980,521

Change in net unrealized appreciation (depreciation) on:
Investments	1,665,557
Securities sold short	(1,068,979)
596,578

Net realized and unrealized gain (loss)	1,577,099

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,424,810

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$(152,289)	$(33,936)
Net realized gain (loss)	980,521	4,701,387
Change in net unrealized appreciation (depreciation)	596,578	799,589
Net increase (decrease) in net assets resulting from operations	1,424,810	5,467,040

Distributions to Shareholders
From net investment income:
Investor Class	—	(14,589)
I Class	—	(906)
From net realized gains:
Investor Class	(2,804,255)	—
I Class	(130,005)	—
A Class	(135,710)	—
C Class	(152,548)	—
R Class	(49,146)	—
Decrease in net assets from distributions	(3,271,664)	(15,495)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,179,272	(7,641,652)

Net increase (decrease) in net assets	6,332,418	(2,190,107)

Net Assets
Beginning of period	40,845,242	43,035,349
End of period	$47,177,660	$40,845,242

Accumulated net investment loss	$(152,289)	—

See Notes to Financial Statements.

20

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Disciplined Long Short Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

21

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

22

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	1.1180% to 1.3000%	0.2500% to 0.3100%	1.44%
I Class		0.0500% to 0.1100%	1.24%
A Class		0.2500% to 0.3100%	1.44%
C Class		0.2500% to 0.3100%	1.44%
R Class		0.2500% to 0.3100%	1.44%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $551,657 and $513,844, respectively. The effect of interfund transactions on the Statement of Operations was $77,376 in net realized gain (loss) on investment transactions.

23

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2017 were $57,664,292 and $57,221,690, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	620,912	$11,652,908	709,766	$12,888,344
Issued in reinvestment of distributions	148,786	2,664,762	817	14,306
Redeemed	(468,908)	(8,761,246)	(936,332)	(16,384,723)
	300,790	5,556,424	(225,749)	(3,482,073)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	128,729	2,388,436	2,782	48,694
Issued in reinvestment of distributions	7,247	130,005	52	906
Redeemed	(4,647)	(86,331)	(1,098)	(20,133)
	131,329	2,432,110	1,736	29,467
A Class/Shares Authorized	20,000,000		20,000,000
Sold	12,787	237,863	35,143	620,552
Issued in reinvestment of distributions	7,335	129,830	—	—
Redeemed	(18,647)	(344,160)	(261,037)	(4,661,858)
	1,475	23,533	(225,894)	(4,041,306)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	8,257	146,845	11,084	190,434
Issued in reinvestment of distributions	9,032	152,548	—	—
Redeemed	(19,968)	(354,978)	(36,154)	(606,319)
	(2,679)	(55,585)	(25,070)	(415,885)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	15,779	291,372	16,339	285,343
Issued in reinvestment of distributions	2,815	49,146	—	—
Redeemed	(6,559)	(117,728)	(985)	(17,198)
	12,035	222,790	15,354	268,145
Net increase (decrease)	442,950	$8,179,272	(459,623)	$(7,641,652)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

24

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$49,127,018	—	—
Temporary Cash Investments	21,526	$26,014,739	—
	$49,148,544	$26,014,739	—

Liabilities
Securities Sold Short
Common Stocks	$27,527,042	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,770,813
Gross tax appreciation of investments	$9,005,245
Gross tax depreciation of investments	(612,775)
Net tax appreciation (depreciation) of investments	8,392,470
Gross tax appreciation on securities sold short	689,453
Gross tax depreciation on securities sold short	(2,977,864)
Net tax appreciation (depreciation)	$6,104,059

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$18.54	(0.06)	0.68	0.62	—	(1.32)	(1.32)	$17.84	3.32%	2.40%(4)	1.44%(4)	(0.62)%(4)	124%	$39,826
2017	$16.17	—(5)	2.38	2.38	(0.01)	—	(0.01)	$18.54	14.65%	2.05%	1.45%	—%(6)	127%	$35,816
2016	$16.67	0.02	(0.25)	(0.23)	—(5)	(0.27)	(0.27)	$16.17	(1.40)%	1.91%	1.47%	0.14%	121%	$34,885
2015	$16.02	0.04	1.54	1.58	(0.01)	(0.92)	(0.93)	$16.67	10.22%	1.80%	1.45%	0.22%	115%	$47,976
2014	$12.65	0.03	3.76	3.79	(0.01)	(0.41)	(0.42)	$16.02	30.29%	1.81%	1.46%	0.17%	96%	$15,188
2013	$10.86	0.04	1.81	1.85	(0.06)	—	(0.06)	$12.65	17.15%	1.87%	1.46%	0.42%	100%	$8,597
I Class
2017(3)	$18.55	(0.05)	0.69	0.64	—	(1.32)	(1.32)	$17.87	3.43%	2.20%(4)	1.24%(4)	(0.42)%(4)	124%	$2,733
2017	$16.18	0.04	2.37	2.41	(0.04)	—	(0.04)	$18.55	14.93%	1.85%	1.25%	0.20%	127%	$401
2016	$16.69	0.04	(0.24)	(0.20)	(0.04)	(0.27)	(0.31)	$16.18	(1.26)%	1.71%	1.27%	0.34%	121%	$322
2015	$16.03	0.06	1.57	1.63	(0.05)	(0.92)	(0.97)	$16.69	10.49%	1.60%	1.25%	0.42%	115%	$1,027
2014	$12.66	0.05	3.77	3.82	(0.04)	(0.41)	(0.45)	$16.03	30.52%	1.61%	1.26%	0.37%	96%	$503
2013	$10.87	0.09	1.79	1.88	(0.09)	—	(0.09)	$12.66	17.37%	1.67%	1.26%	0.62%	100%	$383

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$18.36	(0.08)	0.67	0.59	—	(1.32)	(1.32)	$17.63	3.25%	2.65%(4)	1.69%(4)	(0.87)%(4)	124%	$1,904
2017	$16.04	(0.05)	2.37	2.32	—	—	—	$18.36	14.40%	2.30%	1.70%	(0.25)%	127%	$1,956
2016	$16.59	(0.02)	(0.26)	(0.28)	—	(0.27)	(0.27)	$16.04	(1.72)%	2.16%	1.72%	(0.11)%	121%	$5,333
2015	$15.97	(0.01)	1.55	1.54	—	(0.92)	(0.92)	$16.59	9.97%	2.05%	1.70%	(0.03)%	115%	$6,083
2014	$12.63	(0.01)	3.76	3.75	—	(0.41)	(0.41)	$15.97	29.99%	2.06%	1.71%	(0.08)%	96%	$1,252
2013	$10.85	0.04	1.78	1.82	(0.04)	—	(0.04)	$12.63	16.79%	2.12%	1.71%	0.17%	100%	$654
C Class
2017(3)	$17.63	(0.14)	0.64	0.50	—	(1.32)	(1.32)	$16.81	2.81%	3.40%(4)	2.44%(4)	(1.62)%(4)	124%	$2,051
2017	$15.53	(0.17)	2.27	2.10	—	—	—	$17.63	13.52%	3.05%	2.45%	(1.00)%	127%	$2,199
2016	$16.18	(0.14)	(0.24)	(0.38)	—	(0.27)	(0.27)	$15.53	(2.38)%	2.91%	2.47%	(0.86)%	121%	$2,325
2015	$15.71	(0.13)	1.52	1.39	—	(0.92)	(0.92)	$16.18	9.16%	2.80%	2.45%	(0.78)%	115%	$1,306
2014	$12.53	(0.12)	3.71	3.59	—	(0.41)	(0.41)	$15.71	28.94%	2.81%	2.46%	(0.83)%	96%	$699
2013	$10.80	(0.05)	1.78	1.73	—	—	—	$12.53	16.02%	2.87%	2.46%	(0.58)%	100%	$475
R Class
2017(3)	$18.15	(0.10)	0.66	0.56	—	(1.32)	(1.32)	$17.39	3.06%	2.90%(4)	1.94%(4)	(1.12)%(4)	124%	$663
2017	$15.90	(0.08)	2.33	2.25	—	—	—	$18.15	14.09%	2.55%	1.95%	(0.50)%	127%	$473
2016	$16.48	(0.06)	(0.25)	(0.31)	—	(0.27)	(0.27)	$15.90	(1.91)%	2.41%	1.97%	(0.36)%	121%	$171
2015	$15.91	(0.04)	1.53	1.49	—	(0.92)	(0.92)	$16.48	9.69%	2.30%	1.95%	(0.28)%	115%	$44
2014	$12.62	(0.05)	3.75	3.70	—	(0.41)	(0.41)	$15.91	29.61%	2.31%	1.96%	(0.33)%	96%	$521
2013	$10.83	0.01	1.79	1.80	(0.01)	—	(0.01)	$12.62	16.62%	2.37%	1.96%	(0.08)%	100%	$382

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91460 1802

SEMIANNUAL REPORT
DECEMBER 31, 2017

  AC Alternatives® Equity Market Neutral Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Long Holdings	% of net assets
HollyFrontier Corp.	1.03%
Halliburton Co.	1.01%
SunTrust Banks, Inc.	1.00%
Ralph Lauren Corp.	1.00%
Deckers Outdoor Corp.	0.98%
Owens Corning	0.98%
Lowe's Cos., Inc.	0.96%
Hill-Rom Holdings, Inc.	0.95%
Diamond Offshore Drilling, Inc.	0.94%
First Citizens BancShares, Inc., Class A	0.94%

Top Ten Short Holdings	% of net assets
SM Energy Co.	(1.02)%
RSP Permian, Inc.	(0.99)%
Granite Construction, Inc.	(0.97)%
Insulet Corp.	(0.97)%
RLI Corp.	(0.97)%
Core-Mark Holding Co., Inc.	(0.96)%
ICU Medical, Inc.	(0.95)%
Howard Hughes Corp. (The)	(0.95)%
Leggett & Platt, Inc.	(0.94)%
Sterling Bancorp	(0.94)%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.5%
Common Stocks Sold Short	(97.0)%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	99.3%*
*Amount relates primarily to deposits for securities sold short at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.90	$15.45	3.05%
I Class	$1,000	$1,011.50	$14.45	2.85%
Y Class	$1,000	$1,011.50	$14.20	2.80%
A Class	$1,000	$1,009.20	$16.71	3.30%
C Class	$1,000	$1,005.00	$20.47	4.05%
R Class	$1,000	$1,007.60	$17.96	3.55%
R5 Class	$1,000	$1,011.50	$14.45	2.85%
Hypothetical
Investor Class	$1,000	$1,009.83	$15.45	3.05%
I Class	$1,000	$1,010.84	$14.44	2.85%
Y Class	$1,000	$1,011.09	$14.19	2.80%
A Class	$1,000	$1,008.57	$16.71	3.30%
C Class	$1,000	$1,004.79	$20.47	4.05%
R Class	$1,000	$1,007.31	$17.96	3.55%
R5 Class	$1,000	$1,010.84	$14.44	2.85%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.5%
Aerospace and Defense — 3.6%
Arconic, Inc.	3,053	$83,194
Boeing Co. (The)	2,494	735,505
Curtiss-Wright Corp.(1)	7,705	938,854
Esterline Technologies Corp.(2)	11,147	832,681
Hexcel Corp.	2,294	141,884
Moog, Inc., Class A(2)	9,816	852,520
		3,584,638
Auto Components — 2.2%
Aptiv plc	8,393	711,978
BorgWarner, Inc.	15,157	774,371
Delphi Technologies plc(2)	2,797	146,759
Visteon Corp.(2)	4,264	533,597
		2,166,705
Banks — 6.1%
Bank of America Corp.(1)	30,015	886,043
Fifth Third Bancorp	27,709	840,691
First Citizens BancShares, Inc., Class A(1)	2,336	941,408
International Bancshares Corp.	5,869	232,999
JPMorgan Chase & Co.	7,981	853,488
Prosperity Bancshares, Inc.	6,372	446,486
Regions Financial Corp.	7,948	137,341
SunTrust Banks, Inc.(1)	15,574	1,005,925
U.S. Bancorp	15,431	826,793
		6,171,174
Biotechnology — 1.2%
AbbVie, Inc.	2,577	249,222
Alexion Pharmaceuticals, Inc.(2)	2,153	257,477
Amgen, Inc.	1,434	249,372
Biogen, Inc.(2)	751	239,246
Celgene Corp.(2)	1,860	194,110
		1,189,427
Building Products — 1.1%
Owens Corning(1)	10,662	980,265
Trex Co., Inc.(2)	775	84,002
		1,064,267
Capital Markets — 4.1%
BGC Partners, Inc., Class A	10,525	159,033
Evercore, Inc., Class A	8,380	754,200
Houlihan Lokey, Inc., Class A	12,371	562,014
Moelis & Co., Class A(1)	18,965	919,802
MSCI, Inc.	5,991	758,101
Nasdaq, Inc.	11,208	861,111
SEI Investments Co.	1,889	135,744
		4,150,005

6

	Shares	Value
Chemicals — 5.7%
Air Products & Chemicals, Inc.(1)	5,723	$939,030
Cabot Corp.	4,870	299,943
Chemours Co. (The)	15,306	766,218
Eastman Chemical Co.	3,728	345,362
FMC Corp.	5,198	492,043
Huntsman Corp.	25,929	863,176
PolyOne Corp.	9,887	430,085
PPG Industries, Inc.	7,227	844,258
WR Grace & Co.	10,873	762,524
		5,742,639
Commercial Services and Supplies — 1.4%
MSA Safety, Inc.	10,229	792,952
Tetra Tech, Inc.	13,611	655,370
		1,448,322
Communications Equipment — 0.6%
F5 Networks, Inc.(2)	4,383	575,137
Construction and Engineering — 0.9%
Jacobs Engineering Group, Inc.(1)	14,056	927,134
Consumer Finance — 0.7%
OneMain Holdings, Inc.(2)	26,422	686,708
Containers and Packaging — 0.4%
Berry Global Group, Inc.(2)	6,185	362,874
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.	17,861	751,055
Grand Canyon Education, Inc.(1)(2)	10,481	938,364
		1,689,419
Diversified Financial Services — 0.1%
Leucadia National Corp.	2,950	78,146
Electric Utilities — 1.6%
FirstEnergy Corp.(1)	27,284	835,436
Portland General Electric Co.	17,008	775,225
		1,610,661
Electronic Equipment, Instruments and Components — 2.3%
Jabil, Inc.	17,243	452,629
Knowles Corp.(2)	40,338	591,355
Vishay Intertechnology, Inc.	26,262	544,937
Zebra Technologies Corp., Class A(2)	7,308	758,570
		2,347,491
Energy Equipment and Services — 2.0%
Diamond Offshore Drilling, Inc.(1)(2)	50,802	944,409
Halliburton Co.(1)	20,814	1,017,180
		1,961,589
Equity Real Estate Investment Trusts (REITs) — 3.7%
Apple Hospitality REIT, Inc.	5,197	101,913
Corporate Office Properties Trust	7,951	232,169
Forest City Realty Trust, Inc.	32,140	774,574
Outfront Media, Inc.	7,096	164,627
Piedmont Office Realty Trust, Inc., Class A	39,345	771,556
Potlatch Corp.(1)	17,988	897,601

7

	Shares	Value
PS Business Parks, Inc.	6,019	$752,917
		3,695,357
Food and Staples Retailing — 0.6%
CVS Health Corp.	5,569	403,753
United Natural Foods, Inc.(2)	5,057	249,158
		652,911
Food Products — 1.2%
Campbell Soup Co.	2,711	130,426
Conagra Brands, Inc.(1)	24,985	941,185
Nomad Foods Ltd.(2)	10,375	175,441
		1,247,052
Health Care Equipment and Supplies — 5.5%
Cooper Cos., Inc. (The)	2,959	644,707
Edwards Lifesciences Corp.(2)	4,401	496,037
Globus Medical, Inc., Class A(2)	17,940	737,334
Hill-Rom Holdings, Inc.(1)	11,253	948,515
LivaNova plc(2)	6,423	513,326
Masimo Corp.(1)(2)	9,991	847,237
Varian Medical Systems, Inc.(2)	3,845	427,372
Zimmer Biomet Holdings, Inc.	7,289	879,563
		5,494,091
Health Care Providers and Services — 1.4%
Centene Corp.(2)	5,028	507,225
Cigna Corp.	2,206	448,016
UnitedHealth Group, Inc.	1,855	408,953
		1,364,194
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(2)	12,183	673,476
Hotels, Restaurants and Leisure — 4.5%
Choice Hotels International, Inc.	8,838	685,829
Hilton Grand Vacations, Inc.(2)	18,495	775,865
International Game Technology plc	19,526	517,634
Las Vegas Sands Corp.(1)	13,130	912,404
Royal Caribbean Cruises Ltd.(1)	7,066	842,832
Wyndham Worldwide Corp.	6,411	742,843
		4,477,407
Household Durables — 0.9%
iRobot Corp.(2)	8,711	668,134
Toll Brothers, Inc.	4,217	202,500
		870,634
Household Products — 2.0%
HRG Group, Inc.(2)	21,972	372,425
Kimberly-Clark Corp.	7,212	870,200
Spectrum Brands Holdings, Inc.	6,987	785,339
		2,027,964
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	56,185	608,484
Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.(1)	8,270	939,885
Honeywell International, Inc.	4,307	660,522
		1,600,407

8

	Shares	Value
Insurance — 3.0%
Allstate Corp. (The)	5,287	$553,602
American Equity Investment Life Holding Co.	25,165	773,320
Assurant, Inc.	5,667	571,460
Hanover Insurance Group, Inc. (The)	3,194	345,208
Principal Financial Group, Inc.	1,398	98,643
Torchmark Corp.	6,859	622,180
		2,964,413
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(2)	261	305,232
Internet Software and Services — 1.2%
Alphabet, Inc., Class A(2)	657	692,084
Facebook, Inc., Class A(2)	2,783	491,088
		1,183,172
IT Services — 1.2%
Acxiom Corp.(2)	11,027	303,904
Total System Services, Inc.(1)	11,689	924,483
		1,228,387
Leisure Products — 0.8%
Brunswick Corp.	13,861	765,404
Life Sciences Tools and Services — 2.8%
Charles River Laboratories International, Inc.(2)	2,757	301,754
ICON plc(2)	6,750	757,012
PerkinElmer, Inc.	11,018	805,636
Thermo Fisher Scientific, Inc.	3,668	696,480
Waters Corp.(2)	1,530	295,581
		2,856,463
Machinery — 4.0%
Allison Transmission Holdings, Inc.(1)	21,017	905,202
Cummins, Inc.	1,375	242,880
Hillenbrand, Inc.	16,999	759,855
Oshkosh Corp.	8,412	764,567
Terex Corp.	7,907	381,276
Toro Co. (The)(1)	14,063	917,329
WABCO Holdings, Inc.(2)	498	71,463
		4,042,572
Media — 0.8%
John Wiley & Sons, Inc., Class A	12,155	799,191
Metals and Mining — 0.3%
Worthington Industries, Inc.	8,065	355,344
Oil, Gas and Consumable Fuels — 4.9%
ConocoPhillips	12,233	671,469
Devon Energy Corp.	20,358	842,821
Exxon Mobil Corp.(1)	10,315	862,747
HollyFrontier Corp.(1)	20,143	1,031,725
Newfield Exploration Co.(2)	26,969	850,333
PBF Energy, Inc., Class A	1,465	51,934
Southwestern Energy Co.(2)	101,135	564,333
		4,875,362
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.(1)(2)	31,822	835,646

9

	Shares	Value
Personal Products — 0.9%
Nu Skin Enterprises, Inc., Class A(1)	12,901	$880,235
Pharmaceuticals — 0.7%
Allergan plc	1,443	236,046
Horizon Pharma plc(2)	16,521	241,207
Merck & Co., Inc.	3,893	219,059
		696,312
Professional Services — 2.4%
Dun & Bradstreet Corp. (The)	4,345	514,491
On Assignment, Inc.(2)	13,354	858,262
Robert Half International, Inc.	4,939	274,312
TriNet Group, Inc.(1)(2)	17,602	780,473
		2,427,538
Road and Rail — 0.8%
Kansas City Southern	7,901	831,343
Semiconductors and Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.(2)	1,059	71,461
Applied Materials, Inc.	9,109	465,652
Cirrus Logic, Inc.(2)	2,278	118,137
KLA-Tencor Corp.	4,701	493,934
Microsemi Corp.(2)	8,731	450,956
MKS Instruments, Inc.	5,288	499,716
Skyworks Solutions, Inc.	5,635	535,043
Synaptics, Inc.(2)	5,061	202,137
Teradyne, Inc.	4,800	200,976
		3,038,012
Software — 2.9%
ANSYS, Inc.(2)	5,062	747,101
Aspen Technology, Inc.(2)	7,285	482,267
Cadence Design Systems, Inc.(2)	15,050	629,391
Electronic Arts, Inc.(2)	2,073	217,789
Nuance Communications, Inc.(2)	6,962	113,829
Synopsys, Inc.(2)	7,769	662,229
Verint Systems, Inc.(2)	2,207	92,363
		2,944,969
Specialty Retail — 2.1%
Best Buy Co., Inc.	10,239	701,064
GameStop Corp., Class A	12,411	222,778
Lowe's Cos., Inc.(1)	10,327	959,791
Williams-Sonoma, Inc.	4,725	244,283
		2,127,916
Textiles, Apparel and Luxury Goods — 2.8%
Deckers Outdoor Corp.(1)(2)	12,220	980,655
Michael Kors Holdings Ltd.(2)	13,050	821,498
Ralph Lauren Corp.(1)	9,634	998,949
		2,801,102
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	18,344	796,496
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(2)	4,957	852,158

10

	Shares	Value
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(2)	12,635	$802,449
TOTAL COMMON STOCKS (Cost $84,575,800)		96,878,029
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $454,442), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $444,695)		444,641
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $741,977), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $727,044)		727,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,792	1,792
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,173,433)		1,173,433
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.7% (Cost $85,749,233)		98,051,462
COMMON STOCKS SOLD SHORT — (97.0)%
Aerospace and Defense — (1.6)%
BWX Technologies, Inc.	(6,554)	(396,451)
Huntington Ingalls Industries, Inc.	(3,337)	(786,531)
KLX, Inc.	(5,528)	(377,286)
		(1,560,268)
Air Freight and Logistics — (0.8)%
CH Robinson Worldwide, Inc.	(8,949)	(797,266)
Airlines — (0.9)%
Spirit Airlines, Inc.	(16,672)	(747,739)
United Continental Holdings, Inc.	(2,042)	(137,631)
		(885,370)
Auto Components — (0.9)%
Cooper Tire & Rubber Co.	(12,478)	(441,097)
Goodyear Tire & Rubber Co. (The)	(15,905)	(513,891)
		(954,988)
Automobiles — (0.7)%
General Motors Co.	(8,985)	(368,295)
Tesla, Inc.	(1,238)	(385,451)
		(753,746)
Banks — (5.1)%
Community Bank System, Inc.	(3,408)	(183,180)
Hancock Holding Co.	(10,797)	(534,452)
Home BancShares, Inc.	(36,324)	(844,533)
Pinnacle Financial Partners, Inc.	(13,564)	(899,293)
Sterling Bancorp	(38,315)	(942,549)
Texas Capital Bancshares, Inc.	(9,761)	(867,753)
United Bankshares, Inc.	(25,000)	(868,750)
		(5,140,510)
Biotechnology — (1.9)%
Alnylam Pharmaceuticals, Inc.	(1,929)	(245,079)
Avexis, Inc.	(2,348)	(259,853)
Bluebird Bio, Inc.	(1,379)	(245,600)
Blueprint Medicines Corp.	(2,419)	(182,417)
Exact Sciences Corp.	(1,404)	(73,766)

11

	Shares	Value
Loxo Oncology, Inc.	(2,900)	$(244,122)
Neurocrine Biosciences, Inc.	(3,433)	(266,367)
Sage Therapeutics, Inc.	(1,537)	(253,159)
Spark Therapeutics, Inc.	(1,757)	(90,345)
		(1,860,708)
Building Products — (0.2)%
Johnson Controls International plc	(6,398)	(243,828)
Capital Markets — (5.0)%
Brookfield Asset Management, Inc., Class A	(19,357)	(842,804)
Cboe Global Markets, Inc.	(6,190)	(771,212)
Charles Schwab Corp. (The)	(7,109)	(365,189)
Eaton Vance Corp.	(16,242)	(915,886)
LPL Financial Holdings, Inc.	(8,799)	(502,775)
T Rowe Price Group, Inc.	(7,682)	(806,072)
TD Ameritrade Holding Corp.	(16,006)	(818,387)
		(5,022,325)
Chemicals — (3.7)%
Albemarle Corp.	(2,275)	(290,950)
CF Industries Holdings, Inc.	(10,895)	(463,473)
DowDuPont, Inc.	(9,326)	(664,198)
Ecolab, Inc.	(6,293)	(844,395)
Sherwin-Williams Co. (The)	(2,068)	(847,963)
Valvoline, Inc.	(22,571)	(565,629)
		(3,676,608)
Commercial Services and Supplies — (2.6)%
Clean Harbors, Inc.	(3,873)	(209,917)
Covanta Holding Corp.	(48,265)	(815,679)
Healthcare Services Group, Inc.	(16,433)	(866,348)
Ritchie Bros Auctioneers, Inc.	(9,598)	(287,268)
UniFirst Corp.	(2,375)	(391,637)
		(2,570,849)
Communications Equipment — (0.9)%
EchoStar Corp., Class A	(15,292)	(915,991)
Construction and Engineering — (1.1)%
Granite Construction, Inc.	(15,409)	(977,393)
Valmont Industries, Inc.	(830)	(137,655)
		(1,115,048)
Consumer Finance — (1.6)%
Capital One Financial Corp.	(8,663)	(862,661)
SLM Corp.	(70,106)	(792,198)
		(1,654,859)
Containers and Packaging — (1.7)%
Ball Corp.	(21,356)	(808,324)
Sonoco Products Co.	(16,020)	(851,303)
		(1,659,627)
Distributors — (1.0)%
Core-Mark Holding Co., Inc.	(30,447)	(961,516)
Diversified Consumer Services — (0.8)%
Service Corp., International	(21,006)	(783,944)
Diversified Financial Services — (0.2)%
Berkshire Hathaway, Inc., Class B	(1,191)	(236,080)

12

	Shares	Value
Diversified Telecommunication Services — (0.9)%
Zayo Group Holdings, Inc.	(24,046)	$(884,893)
Electric Utilities — (2.2)%
Alliant Energy Corp.	(19,863)	(846,363)
Duke Energy Corp.	(4,874)	(409,952)
Eversource Energy	(9,419)	(595,092)
Southern Co. (The)	(2,670)	(128,400)
Xcel Energy, Inc.	(5,580)	(268,454)
		(2,248,261)
Electrical Equipment — (0.4)%
Hubbell, Inc.	(3,104)	(420,095)
Electronic Equipment, Instruments and Components — (0.3)%
SYNNEX Corp.	(2,534)	(344,497)
Equity Real Estate Investment Trusts (REITs) — (5.3)%
Acadia Realty Trust	(19,488)	(533,192)
AvalonBay Communities, Inc.	(2,976)	(530,948)
Crown Castle International Corp.	(2,808)	(311,716)
DCT Industrial Trust, Inc.	(4,937)	(290,197)
Duke Realty Corp.	(22,991)	(625,585)
Equinix, Inc.	(1,767)	(800,840)
Federal Realty Investment Trust	(394)	(52,327)
Healthcare Trust of America, Inc., Class A	(9,283)	(278,861)
Macerich Co. (The)	(10,242)	(672,695)
Rayonier, Inc.	(23,876)	(755,198)
Regency Centers Corp.	(6,647)	(459,839)
		(5,311,398)
Food and Staples Retailing — (2.2)%
Casey's General Stores, Inc.	(6,796)	(760,744)
PriceSmart, Inc.	(8,967)	(772,059)
Sysco Corp.	(10,823)	(657,281)
		(2,190,084)
Food Products — (1.4)%
Darling Ingredients, Inc.	(10,479)	(189,984)
Hormel Foods Corp.	(17,417)	(633,805)
McCormick & Co., Inc.	(5,680)	(578,849)
		(1,402,638)
Health Care Equipment and Supplies — (3.4)%
Becton Dickinson and Co.	(1,601)	(342,710)
DexCom, Inc.	(3,891)	(223,305)
ICU Medical, Inc.	(4,410)	(952,560)
Insulet Corp.	(14,085)	(971,865)
Integra LifeSciences Holdings Corp.	(16,271)	(778,730)
Penumbra, Inc.	(1,511)	(142,185)
		(3,411,355)
Health Care Providers and Services — (3.3)%
AmerisourceBergen Corp., Class A	(3,715)	(341,111)
LifePoint Health, Inc.	(16,446)	(819,011)
MEDNAX, Inc.	(16,514)	(882,508)
Molina Healthcare, Inc.	(9,653)	(740,192)
Owens & Minor, Inc.	(12,751)	(240,739)

13

	Shares	Value
Universal Health Services, Inc., Class B	(2,990)	$(338,917)
		(3,362,478)
Hotels, Restaurants and Leisure — (2.5)%
Hyatt Hotels Corp., Class A	(7,254)	(533,459)
Planet Fitness, Inc., Class A	(26,006)	(900,588)
Red Rock Resorts, Inc., Class A	(24,402)	(823,323)
Starbucks Corp.	(4,365)	(250,682)
		(2,508,052)
Household Durables — (2.5)%
Leggett & Platt, Inc.	(19,766)	(943,431)
Mohawk Industries, Inc.	(2,762)	(762,036)
TRI Pointe Group, Inc.	(47,055)	(843,226)
		(2,548,693)
Independent Power and Renewable Electricity Producers — (0.1)%
Ormat Technologies, Inc.	(1,757)	(112,378)
Insurance — (4.8)%
Alleghany Corp.	(194)	(115,642)
American International Group, Inc.	(5,374)	(320,183)
Arch Capital Group Ltd.	(1,800)	(163,386)
Cincinnati Financial Corp.	(9,673)	(725,185)
Enstar Group Ltd.	(2,058)	(413,144)
Markel Corp.	(118)	(134,417)
Marsh & McLennan Cos., Inc.	(6,914)	(562,730)
ProAssurance Corp.	(3,135)	(179,165)
RLI Corp.	(15,980)	(969,347)
WR Berkley Corp.	(12,295)	(880,937)
XL Group Ltd.	(9,746)	(342,669)
		(4,806,805)
Internet and Direct Marketing Retail — (0.7)%
Netflix, Inc.	(3,445)	(661,302)
Internet Software and Services — (2.0)%
2U, Inc.	(12,920)	(833,469)
Cimpress NV	(7,499)	(898,980)
GrubHub, Inc.	(944)	(67,779)
j2 Global, Inc.	(3,377)	(253,377)
		(2,053,605)
IT Services — (2.8)%
Gartner, Inc.	(6,974)	(858,848)
Jack Henry & Associates, Inc.	(5,066)	(592,519)
Paychex, Inc.	(9,007)	(613,197)
WEX, Inc.	(5,457)	(770,692)
		(2,835,256)
Leisure Products — (0.1)%
Mattel, Inc.	(4,148)	(63,796)
Life Sciences Tools and Services — (0.8)%
INC Research Holdings, Inc., Class A	(19,010)	(828,836)
Machinery — (2.7)%
Dover Corp.	(3,610)	(364,574)
Flowserve Corp.	(11,330)	(477,333)
John Bean Technologies Corp.	(7,095)	(786,126)
Middleby Corp. (The)	(873)	(117,811)

14

	Shares	Value
Trinity Industries, Inc.	(24,023)	$(899,902)
Wabtec Corp.	(996)	(81,104)
		(2,726,850)
Media — (2.0)%
Cinemark Holdings, Inc.	(24,023)	(836,481)
Interpublic Group of Cos., Inc. (The)	(12,012)	(242,162)
Loral Space & Communications, Inc.	(17,168)	(756,250)
Nexstar Media Group, Inc., Class A	(1,743)	(136,303)
		(1,971,196)
Metals and Mining — (0.7)%
New Gold, Inc.	(212,784)	(700,059)
Mortgage Real Estate Investment Trusts (REITs) — (0.3)%
Starwood Property Trust, Inc.	(14,538)	(310,386)
Multi-Utilities — (1.8)%
Dominion Energy, Inc.	(8,469)	(686,497)
NiSource, Inc.	(22,204)	(569,977)
Sempra Energy	(5,601)	(598,859)
		(1,855,333)
Multiline Retail — (0.8)%
Dollar General Corp.	(8,379)	(779,331)
Oil, Gas and Consumable Fuels — (7.0)%
Callon Petroleum Co.	(31,928)	(387,925)
Cheniere Energy, Inc.	(16,121)	(867,955)
Diamondback Energy, Inc.	(2,000)	(252,500)
Energen Corp.	(6,107)	(351,580)
Oasis Petroleum, Inc.	(97,781)	(822,338)
Parsley Energy, Inc., Class A	(29,597)	(871,336)
PDC Energy, Inc.	(14,077)	(725,529)
RSP Permian, Inc.	(24,374)	(991,534)
SM Energy Co.	(46,430)	(1,025,174)
Targa Resources Corp.	(13,011)	(629,993)
WPX Energy, Inc.	(6,533)	(91,919)
		(7,017,783)
Personal Products — (0.8)%
Coty, Inc., Class A	(38,820)	(772,130)
Professional Services — (0.6)%
Verisk Analytics, Inc.	(5,866)	(563,136)
Real Estate Management and Development — (1.4)%
Howard Hughes Corp. (The)	(7,251)	(951,839)
Kennedy-Wilson Holdings, Inc.	(25,889)	(449,174)
		(1,401,013)
Road and Rail — (1.1)%
AMERCO	(547)	(206,717)
Knight-Swift Transportation Holdings, Inc.	(19,962)	(872,738)
		(1,079,455)
Semiconductors and Semiconductor Equipment — (1.0)%
First Solar, Inc.	(4,143)	(279,735)
Xilinx, Inc.	(11,316)	(762,925)
		(1,042,660)
Software — (1.2)%
HubSpot, Inc.	(9,965)	(880,906)

15

	Shares	Value
Paycom Software, Inc.	(4,538)	$(364,538)
		(1,245,444)
Specialty Retail — (4.1)%
Guess?, Inc.	(54,930)	(927,219)
L Brands, Inc.	(13,256)	(798,276)
Monro, Inc.	(11,233)	(639,719)
Murphy USA, Inc.	(9,801)	(787,608)
O'Reilly Automotive, Inc.	(3,868)	(930,409)
		(4,083,231)
Textiles, Apparel and Luxury Goods — (0.8)%
NIKE, Inc., Class B	(12,093)	(756,417)
Thrifts and Mortgage Finance — (0.8)%
TFS Financial Corp.	(51,604)	(770,964)
Tobacco — (0.6)%
Philip Morris International, Inc.	(5,740)	(606,431)
Trading Companies and Distributors — (1.0)%
Fastenal Co.	(3,955)	(216,299)
NOW, Inc.	(73,173)	(807,098)
		(1,023,397)
Transportation Infrastructure — (0.8)%
Macquarie Infrastructure Corp.	(11,917)	(765,071)
Water Utilities — (1.1)%
American Water Works Co., Inc.	(8,562)	(783,337)
Aqua America, Inc.	(7,985)	(313,252)
		(1,096,589)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $90,605,733)		(97,354,829)
OTHER ASSETS AND LIABILITIES(3) — 99.3%		99,630,608
TOTAL NET ASSETS — 100.0%		$100,327,241

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $22,148,126.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $85,749,233)	$98,051,462
Deposits for securities sold short	100,047,156
Receivable for investments sold	138,845
Receivable for capital shares sold	139,039
Dividends and interest receivable	175,943
198,552,445

Liabilities
Securities sold short, at value (proceeds of $90,605,733)	97,354,829
Payable for capital shares redeemed	626,699
Accrued management fees	114,834
Distribution and service fees payable	5,459
Dividend expense payable on securities sold short	123,383
98,225,204

Net Assets	$100,327,241

Net Assets Consist of:
Capital (par value and paid-in surplus)	$99,658,900
Accumulated net investment loss	(1,211,680)
Accumulated net realized loss	(3,673,112)
Net unrealized appreciation	5,553,133
$100,327,241

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$56,905,059	5,070,950	$11.22
I Class, $0.01 Par Value	$32,273,953	2,813,161	$11.47
Y Class, $0.01 Par Value	$5,001	436	$11.47
A Class, $0.01 Par Value	$4,372,654	400,009	$10.93*
C Class, $0.01 Par Value	$3,810,851	379,207	$10.05
R Class, $0.01 Par Value	$2,952,543	277,675	$10.63
R5 Class, $0.01 Par Value	$7,180	626	$11.47
*Maximum offering price $11.60 (net asset value divided by 0.9425).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $659)	$819,032
Interest	418,374
1,237,406

Expenses:
Dividend expense on securities sold short	927,606
Management fees	729,340
Distribution and service fees:
A Class	5,813
C Class	21,672
R Class	8,101
Directors' fees and expenses	3,313
Other expenses	660
1,696,505

Net investment income (loss)	(459,099)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,805,811
Securities sold short transactions	(3,862,371)
Foreign currency translation transactions	(123)
3,943,317

Change in net unrealized appreciation (depreciation) on:
Investments	3,212,968
Securities sold short	(5,478,770)
Translation of assets and liabilities in foreign currencies	68
(2,265,734)

Net realized and unrealized gain (loss)	1,677,583

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,218,484

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$(459,099)	$(1,552,826)
Net realized gain (loss)	3,943,317	(1,334,874)
Change in net unrealized appreciation (depreciation)	(2,265,734)	4,150,433
Net increase (decrease) in net assets resulting from operations	1,218,484	1,262,733

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,208,517)	(7,010,183)

Net increase (decrease) in net assets	(14,990,033)	(5,747,450)

Net Assets
Beginning of period	115,317,274	121,064,724
End of period	$100,327,241	$115,317,274

Accumulated net investment loss	$(1,211,680)	$(752,581)

See Notes to Financial Statements.

19

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

20

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	1.0480% to 1.2300%	0.2500% to 0.3100%	1.37%
I Class		0.0500% to 0.1100%	1.17%
Y Class		0.0000% to 0.0600%	1.12%
A Class		0.2500% to 0.3100%	1.37%
C Class		0.2500% to 0.3100%	1.37%
R Class		0.2500% to 0.3100%	1.37%
R5 Class		0.0500% to 0.1100%	1.17%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

22

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2017 were $152,414,446 and $154,276,618, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	503,618	$5,660,800	4,826,916	$53,567,457
Redeemed	(2,693,853)	(30,215,327)	(5,277,842)	(58,739,581)
	(2,190,235)	(24,554,527)	(450,926)	(5,172,124)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	2,131,226	24,408,030	1,014,699	11,491,703
Redeemed	(1,180,927)	(13,586,404)	(411,289)	(4,662,428)
	950,299	10,821,626	603,410	6,829,275
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	436	5,000
A Class/Shares Authorized	20,000,000		20,000,000
Sold	22,111	242,474	177,059	1,922,141
Redeemed	(73,228)	(802,032)	(758,245)	(8,267,727)
	(51,117)	(559,558)	(581,186)	(6,345,586)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	36,110	366,355	95,380	960,865
Redeemed	(177,686)	(1,793,006)	(292,311)	(2,943,009)
	(141,576)	(1,426,651)	(196,931)	(1,982,144)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	13,588	145,142	119,879	1,264,682
Redeemed	(59,599)	(636,756)	(152,289)	(1,614,286)
	(46,011)	(491,614)	(32,410)	(349,604)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	190	2,207	436	5,000
Net increase (decrease)	(1,478,450)	$(16,208,517)	(657,171)	$(7,010,183)

(1)	April 10, 2017 (commencement of sale) through June 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

23

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$96,878,029	—	—
Temporary Cash Investments	1,792	$1,171,641	—
	$96,879,821	$1,171,641	—

Liabilities
Securities Sold Short
Common Stocks	$97,354,829	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,806,386
Gross tax appreciation of investments	$13,683,654
Gross tax depreciation of investments	(1,438,578)
Net tax appreciation (depreciation) of investments	12,245,076
Gross tax appreciation on securities sold short	2,354,934
Gross tax depreciation on securities sold short	(9,231,149)
Net tax appreciation (depreciation)	$5,368,861

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2017, the fund had accumulated short-term capital losses of $(6,688,725), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2017, the fund had late-year ordinary loss deferrals of $(752,581), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$11.11	(0.05)	0.16	0.11	$11.22	0.99%	3.05%(4)	1.38%(4)	(0.82)%(4)	145%	$56,905
2017	$11.01	(0.13)	0.23	0.10	$11.11	0.91%	2.92%	1.38%	(1.17)%	344%	$80,666
2016	$11.12	(0.14)	0.03	(0.11)	$11.01	(0.99)%	2.93%	1.40%	(1.25)%	235%	$84,899
2015	$11.24	(0.16)	0.04	(0.12)	$11.12	(1.07)%	2.91%	1.38%	(1.42)%	243%	$57,263
2014	$10.78	(0.17)	0.63	0.46	$11.24	4.27%	2.92%	1.38%	(1.56)%	226%	$50,641
2013	$10.54	(0.11)	0.35	0.24	$10.78	2.28%	3.07%	1.39%	(1.00)%	222%	$17,916
I Class
2017(3)	$11.34	(0.04)	0.17	0.13	$11.47	1.15%	2.85%(4)	1.18%(4)	(0.62)%(4)	145%	$32,274
2017	$11.22	(0.11)	0.23	0.12	$11.34	1.07%	2.72%	1.18%	(0.97)%	344%	$21,132
2016	$11.30	(0.12)	0.04	(0.08)	$11.22	(0.71)%	2.73%	1.20%	(1.05)%	235%	$14,129
2015	$11.41	(0.14)	0.03	(0.11)	$11.30	(0.96)%	2.71%	1.18%	(1.22)%	243%	$9,509
2014	$10.92	(0.15)	0.64	0.49	$11.41	4.49%	2.72%	1.18%	(1.36)%	226%	$16,810
2013	$10.65	(0.08)	0.35	0.27	$10.92	2.54%	2.87%	1.19%	(0.80)%	222%	$4,491
Y Class
2017(3)	$11.34	(0.03)	0.16	0.13	$11.47	1.15%	2.80%(4)	1.13%(4)	(0.57)%(4)	145%	$5
2017(5)	$11.47	(0.02)	(0.11)	(0.13)	$11.34	(1.13)%	2.67%(4)	1.13%(4)	(0.64)%(4)	344%(6)	$5

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.83	(0.06)	0.16	0.10	$10.93	0.92%	3.30%(4)	1.63%(4)	(1.07)%(4)	145%	$4,373
2017	$10.76	(0.16)	0.23	0.07	$10.83	0.65%	3.17%	1.63%	(1.42)%	344%	$4,888
2016	$10.90	(0.17)	0.03	(0.14)	$10.76	(1.28)%	3.18%	1.65%	(1.50)%	235%	$11,113
2015	$11.04	(0.19)	0.05	(0.14)	$10.90	(1.27)%	3.16%	1.63%	(1.67)%	243%	$18,129
2014	$10.62	(0.20)	0.62	0.42	$11.04	3.95%	3.17%	1.63%	(1.81)%	226%	$31,354
2013	$10.41	(0.13)	0.34	0.21	$10.62	2.02%	3.32%	1.64%	(1.25)%	222%	$17,545
C Class
2017(3)	$10.00	(0.09)	0.14	0.05	$10.05	0.50%	4.05%(4)	2.38%(4)	(1.82)%(4)	145%	$3,811
2017	$10.01	(0.22)	0.21	(0.01)	$10.00	(0.10)%	3.92%	2.38%	(2.17)%	344%	$5,207
2016	$10.20	(0.23)	0.04	(0.19)	$10.01	(1.86)%	3.93%	2.40%	(2.25)%	235%	$7,182
2015	$10.42	(0.25)	0.03	(0.22)	$10.20	(2.11)%	3.91%	2.38%	(2.42)%	243%	$6,413
2014	$10.10	(0.26)	0.58	0.32	$10.42	3.17%	3.92%	2.38%	(2.56)%	226%	$5,729
2013	$9.97	(0.20)	0.33	0.13	$10.10	1.30%	4.07%	2.39%	(2.00)%	222%	$4,377
R Class
2017(3)	$10.55	(0.07)	0.15	0.08	$10.63	0.76%	3.55%(4)	1.88%(4)	(1.32)%(4)	145%	$2,953
2017	$10.51	(0.18)	0.22	0.04	$10.55	0.38%	3.42%	1.88%	(1.67)%	344%	$3,416
2016	$10.66	(0.19)	0.04	(0.15)	$10.51	(1.41)%	3.43%	1.90%	(1.75)%	235%	$3,742
2015	$10.83	(0.21)	0.04	(0.17)	$10.66	(1.57)%	3.41%	1.88%	(1.92)%	243%	$2,187
2014	$10.45	(0.22)	0.60	0.38	$10.83	3.64%	3.42%	1.88%	(2.06)%	226%	$1,718
2013	$10.26	(0.16)	0.35	0.19	$10.45	1.85%	3.57%	1.89%	(1.50)%	222%	$1,604

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(3)	$11.34	(0.04)	0.17	0.13	$11.47	1.15%	2.85%(4)	1.18%(4)	(0.62)%(4)	145%	$7
2017(5)	$11.47	(0.02)	(0.11)	(0.13)	$11.34	(1.13)%	2.72%(4)	1.18%(4)	(0.69)%(4)	344%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91452 1802

Semiannual Report

December 31, 2017

Core Equity Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.80%
Alphabet, Inc., Class A	3.49%
Amazon.com, Inc.	2.77%
Microsoft Corp.	2.62%
JPMorgan Chase & Co.	2.43%
Exxon Mobil Corp.	2.29%
Facebook, Inc., Class A	2.16%
Bank of America Corp.	2.06%
Intel Corp.	1.81%
UnitedHealth Group, Inc.	1.68%

Top Five Short Holdings	% of net assets
SM Energy Co.	(0.91)%
CF Industries Holdings, Inc.	(0.89)%
TRI Pointe Group, Inc.	(0.89)%
ICU Medical, Inc.	(0.86)%
Granite Construction, Inc.	(0.86)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.8%
Common Stocks Sold Short	(30.2)%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,112.80	$9.91	1.86%
I Class	$1,000	$1,114.10	$8.85	1.66%
A Class	$1,000	$1,112.30	$11.23	2.11%
C Class	$1,000	$1,107.70	$15.19	2.86%
R Class	$1,000	$1,110.50	$12.55	2.36%
Hypothetical
Investor Class	$1,000	$1,015.83	$9.45	1.86%
I Class	$1,000	$1,016.84	$8.44	1.66%
A Class	$1,000	$1,014.57	$10.71	2.11%
C Class	$1,000	$1,010.79	$14.50	2.86%
R Class	$1,000	$1,013.31	$11.98	2.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 128.8%
Aerospace and Defense — 2.5%
Arconic, Inc.	13,704	$373,434
Boeing Co. (The)(1)	10,237	3,018,994
Curtiss-Wright Corp.	3,194	389,189
Moog, Inc., Class A(2)	12,260	1,064,781
		4,846,398
Auto Components — 1.7%
Aptiv plc	16,450	1,395,454
BorgWarner, Inc.	30,516	1,559,062
Delphi Technologies plc(2)	5,483	287,693
		3,242,209
Automobiles — 0.9%
Ford Motor Co.	134,794	1,683,577
Banks — 9.3%
Bank of America Corp.(1)	136,648	4,033,849
Citigroup, Inc.	5,822	433,215
Fifth Third Bancorp	50,582	1,534,658
First Citizens BancShares, Inc., Class A	1,977	796,731
JPMorgan Chase & Co.(1)	44,488	4,757,547
SunTrust Banks, Inc.	27,047	1,746,966
U.S. Bancorp(1)	40,926	2,192,815
Wells Fargo & Co.(1)	43,866	2,661,350
		18,157,131
Beverages — 0.1%
Coca-Cola Co. (The)	2,170	99,560
Biotechnology — 3.7%
AbbVie, Inc.	18,418	1,781,205
Alexion Pharmaceuticals, Inc.(2)	5,999	717,420
Amgen, Inc.	8,869	1,542,319
Biogen, Inc.(2)	3,187	1,015,282
Celgene Corp.(2)	10,624	1,108,721
Gilead Sciences, Inc.	8,798	630,289
United Therapeutics Corp.(2)	2,639	390,440
		7,185,676
Building Products — 0.8%
Owens Corning	17,503	1,609,226
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	7,265	1,491,141
Evercore, Inc., Class A	17,261	1,553,490
Moelis & Co., Class A	9,238	448,043
Nasdaq, Inc.	12,766	980,812
		4,473,486
Chemicals — 5.7%
Air Products & Chemicals, Inc.	10,865	1,782,729
Cabot Corp.	20,306	1,250,647
Celanese Corp., Series A	1,164	124,641

6

	Shares	Value
Chemours Co. (The)	7,570	$378,954
Eastman Chemical Co.	3,490	323,314
FMC Corp.	11,937	1,129,956
Huntsman Corp.	51,942	1,729,149
Monsanto Co.	3,672	428,816
Platform Specialty Products Corp.(2)	43,754	434,040
PolyOne Corp.	10,737	467,059
PPG Industries, Inc.	14,935	1,744,707
WR Grace & Co.	20,515	1,438,717
		11,232,729
Commercial Services and Supplies — 1.4%
MSA Safety, Inc.	16,806	1,302,801
Pitney Bowes, Inc.	17,750	198,445
Waste Management, Inc.	15,003	1,294,759
		2,796,005
Communications Equipment — 2.0%
Ciena Corp.(2)	27,715	580,075
Cisco Systems, Inc.(1)	83,417	3,194,871
F5 Networks, Inc.(2)	962	126,234
		3,901,180
Construction and Engineering — 0.1%
Jacobs Engineering Group, Inc.	2,077	136,999
Consumer Finance — 0.7%
OneMain Holdings, Inc.(2)	50,945	1,324,060
Containers and Packaging — 0.1%
Berry Global Group, Inc.(2)	4,530	265,775
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.	28,140	1,183,287
Grand Canyon Education, Inc.(2)	2,082	186,401
		1,369,688
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(2)	8,408	1,666,634
Leucadia National Corp.	52,416	1,388,500
		3,055,134
Diversified Telecommunication Services — 0.8%
AT&T, Inc.(1)	34,334	1,334,906
Verizon Communications, Inc.	4,715	249,565
		1,584,471
Electric Utilities — 0.7%
FirstEnergy Corp.	43,371	1,328,020
Electrical Equipment — 0.9%
Eaton Corp. plc	20,263	1,600,980
Generac Holdings, Inc.(2)	3,198	158,365
Regal Beloit Corp.	1,250	95,750
		1,855,095
Electronic Equipment, Instruments and Components — 0.5%
Jabil, Inc.	5,464	143,430
Zebra Technologies Corp., Class A(2)	8,692	902,230
		1,045,660
Energy Equipment and Services — 2.2%
Diamond Offshore Drilling, Inc.(2)	55,160	1,025,425

7

	Shares	Value
Halliburton Co.(1)	41,092	$2,008,166
Schlumberger Ltd.	17,911	1,207,022
		4,240,613
Equity Real Estate Investment Trusts (REITs) — 2.2%
Gaming and Leisure Properties, Inc.	22,918	847,966
Piedmont Office Realty Trust, Inc., Class A	58,869	1,154,421
Potlatch Corp.	29,644	1,479,236
PS Business Parks, Inc.	3,433	429,434
Ryman Hospitality Properties, Inc.	6,759	466,506
		4,377,563
Food and Staples Retailing — 3.3%
CVS Health Corp.	25,100	1,819,750
United Natural Foods, Inc.(2)	36,074	1,777,366
Wal-Mart Stores, Inc.	12,422	1,226,672
Walgreens Boots Alliance, Inc.	23,340	1,694,951
		6,518,739
Food Products — 1.4%
Campbell Soup Co.	22,545	1,084,640
Conagra Brands, Inc.	44,454	1,674,582
		2,759,222
Health Care Equipment and Supplies — 6.6%
Baxter International, Inc.	14,577	942,257
Cooper Cos., Inc. (The)	6,572	1,431,907
Edwards Lifesciences Corp.(2)	1,956	220,461
Globus Medical, Inc., Class A(2)	46,971	1,930,508
Hill-Rom Holdings, Inc.	7,569	637,991
LivaNova plc(2)	20,874	1,668,250
Masimo Corp.(2)	16,254	1,378,339
Medtronic plc	26,438	2,134,869
Varian Medical Systems, Inc.(2)	6,280	698,022
Zimmer Biomet Holdings, Inc.	14,718	1,776,021
		12,818,625
Health Care Providers and Services — 3.4%
Cigna Corp.	9,602	1,950,070
Humana, Inc.	5,512	1,367,362
UnitedHealth Group, Inc.(1)	14,883	3,281,106
		6,598,538
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(2)	5,279	291,823
Hotels, Restaurants and Leisure — 3.4%
Aramark	3,087	131,938
Carnival Corp.	23,171	1,537,859
Cheesecake Factory, Inc. (The)	5,826	280,697
Hilton Grand Vacations, Inc.(2)	22,090	926,676
International Game Technology plc	29,915	793,047
Las Vegas Sands Corp.	21,007	1,459,776
Royal Caribbean Cruises Ltd.	12,955	1,545,272
		6,675,265
Household Durables — 0.4%
Garmin Ltd.	12,180	725,563

8

	Shares	Value
iRobot Corp.(2)	1,679	$128,779
		854,342
Household Products — 2.1%
HRG Group, Inc.(2)	42,073	713,137
Kimberly-Clark Corp.	15,120	1,824,379
Procter & Gamble Co. (The)	6,016	552,750
Spectrum Brands Holdings, Inc.	9,671	1,087,021
		4,177,287
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	78,149	846,354
Industrial Conglomerates — 2.9%
3M Co.	6,668	1,569,447
Carlisle Cos., Inc.	13,352	1,517,455
Honeywell International, Inc.(1)	16,216	2,486,886
		5,573,788
Insurance — 1.2%
Allstate Corp. (The)	6,002	628,469
American Equity Investment Life Holding Co.	4,394	135,028
CNO Financial Group, Inc.	31,392	775,069
Hanover Insurance Group, Inc. (The)	5,631	608,598
Principal Financial Group, Inc.	3,396	239,622
		2,386,786
Internet and Direct Marketing Retail — 3.4%
Amazon.com, Inc.(1)(2)	4,638	5,424,002
Priceline Group, Inc. (The)(2)	674	1,171,237
		6,595,239
Internet Software and Services — 5.7%
Alphabet, Inc., Class A(1)(2)	6,473	6,818,658
Facebook, Inc., Class A(1)(2)	23,935	4,223,570
VeriSign, Inc.(2)	1,403	160,560
		11,202,788
IT Services — 3.5%
Alliance Data Systems Corp.	4,370	1,107,708
Convergys Corp.	24,488	575,468
Fidelity National Information Services, Inc.	9,516	895,360
International Business Machines Corp.(1)	16,291	2,499,365
PayPal Holdings, Inc.(2)	7,131	524,984
Total System Services, Inc.	15,807	1,250,176
		6,853,061
Leisure Products — 0.6%
Brunswick Corp.	22,047	1,217,435
Life Sciences Tools and Services — 2.5%
ICON plc(2)	4,492	503,778
PerkinElmer, Inc.	14,826	1,084,077
Thermo Fisher Scientific, Inc.	8,706	1,653,095
Waters Corp.(2)	8,306	1,604,636
		4,845,586
Machinery — 4.6%
Allison Transmission Holdings, Inc.	36,421	1,568,653
Caterpillar, Inc.	3,300	520,014
Cummins, Inc.	10,035	1,772,582

9

	Shares	Value
Hillenbrand, Inc.	10,474	$468,188
Oshkosh Corp.	17,922	1,628,931
Parker-Hannifin Corp.	2,612	521,303
Toro Co. (The)	22,519	1,468,914
WABCO Holdings, Inc.(2)	4,944	709,464
Woodward, Inc.	3,508	268,502
		8,926,551
Media — 1.1%
AMC Networks, Inc., Class A(2)	2,214	119,733
Comcast Corp., Class A	13,022	521,531
John Wiley & Sons, Inc., Class A	13,255	871,516
Time Warner, Inc.	6,504	594,921
		2,107,701
Metals and Mining — 1.1%
Barrick Gold Corp.	24,742	358,017
Freeport-McMoRan, Inc.(2)	38,654	732,880
Reliance Steel & Aluminum Co.	6,065	520,316
Worthington Industries, Inc.	11,354	500,257
		2,111,470
Oil, Gas and Consumable Fuels — 5.4%
Chevron Corp.	3,609	451,811
ConocoPhillips	21,744	1,193,528
Devon Energy Corp.	4,428	183,319
Exxon Mobil Corp.(1)	53,544	4,478,420
HollyFrontier Corp.	29,528	1,512,424
Newfield Exploration Co.(2)	16,383	516,556
PBF Energy, Inc., Class A	39,508	1,400,559
Southwestern Energy Co.(2)	46,641	260,257
Valero Energy Corp.	7,005	643,829
		10,640,703
Paper and Forest Products — 0.7%
Louisiana-Pacific Corp.(2)	55,069	1,446,112
Personal Products — 0.8%
Nu Skin Enterprises, Inc., Class A	22,044	1,504,062
Pharmaceuticals — 5.0%
Allergan plc	5,443	890,366
Bristol-Myers Squibb Co.	16,870	1,033,794
Eli Lilly & Co.	3,191	269,512
Horizon Pharma plc(2)	29,909	436,671
Jazz Pharmaceuticals plc(2)	2,460	331,239
Johnson & Johnson(1)	19,502	2,724,819
Merck & Co., Inc.	31,963	1,798,558
Pfizer, Inc.(1)	62,657	2,269,437
		9,754,396
Professional Services — 1.1%
ManpowerGroup, Inc.	12,134	1,530,219
TriNet Group, Inc.(2)	11,904	527,823
		2,058,042
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.	2,088	310,966

10

	Shares	Value
Road and Rail — 1.0%
Norfolk Southern Corp.	1,909	$276,614
Union Pacific Corp.(1)	11,903	1,596,192
		1,872,806
Semiconductors and Semiconductor Equipment — 6.1%
Applied Materials, Inc.(1)	38,221	1,953,858
Broadcom Ltd.	2,960	760,424
Intel Corp.(1)	76,734	3,542,041
KLA-Tencor Corp.	3,985	418,704
Lam Research Corp.(1)	9,978	1,836,650
QUALCOMM, Inc.	13,403	858,060
Skyworks Solutions, Inc.	1,250	118,688
Texas Instruments, Inc.(1)	24,200	2,527,448
		12,015,873
Software — 7.8%
Activision Blizzard, Inc.	26,032	1,648,346
Adobe Systems, Inc.(2)	8,267	1,448,709
Cadence Design Systems, Inc.(2)	35,615	1,489,419
Citrix Systems, Inc.(2)	6,527	574,376
Electronic Arts, Inc.(2)	962	101,068
Intuit, Inc.	4,702	741,882
Microsoft Corp.(1)	59,947	5,127,866
MicroStrategy, Inc., Class A(2)	1,650	216,645
Oracle Corp. (New York)	24,229	1,145,547
Synopsys, Inc.(2)	19,575	1,668,573
VMware, Inc., Class A(2)	9,134	1,144,673
		15,307,104
Specialty Retail — 2.9%
Best Buy Co., Inc.	26,224	1,795,557
Lowe's Cos., Inc.(1)	24,827	2,307,421
Williams-Sonoma, Inc.	30,158	1,559,169
		5,662,147
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.(1)	43,919	7,432,412
NetApp, Inc.	3,721	205,846
Western Digital Corp.	13,847	1,101,252
Xerox Corp.	17,063	497,386
		9,236,896
Textiles, Apparel and Luxury Goods — 2.4%
Deckers Outdoor Corp.(2)	21,060	1,690,065
Michael Kors Holdings Ltd.(2)	19,697	1,239,926
Ralph Lauren Corp.	16,466	1,707,360
		4,637,351
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	37,116	1,611,577
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(2)	9,613	1,652,571
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(2)	15,432	980,086
TOTAL COMMON STOCKS (Cost $195,177,937)		251,861,547

11

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $870,716), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $852,043)		$851,939
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $1,424,197), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $1,394,084)		1,394,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,378	2,378
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,248,317)		2,248,317
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.9% (Cost $197,426,254)		254,109,864
COMMON STOCKS SOLD SHORT — (30.2)%
Aerospace and Defense — (0.5)%
BWX Technologies, Inc.	(16,868)	(1,020,345)
Air Freight and Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(2,027)	(180,585)
Airlines — (0.5)%
Spirit Airlines, Inc.	(22,341)	(1,001,994)
Banks — (2.6)%
Home BancShares, Inc.	(60,331)	(1,402,696)
Pinnacle Financial Partners, Inc.	(21,830)	(1,447,329)
Sterling Bancorp	(59,991)	(1,475,778)
Texas Capital Bancshares, Inc.	(3,512)	(312,217)
United Bankshares, Inc.	(12,328)	(428,398)
		(5,066,418)
Biotechnology — (1.5)%
Alnylam Pharmaceuticals, Inc.	(3,470)	(440,863)
Avexis, Inc.	(4,333)	(479,533)
Bluebird Bio, Inc.	(2,599)	(462,882)
Blueprint Medicines Corp.	(6,200)	(467,542)
Loxo Oncology, Inc.	(4,353)	(366,436)
Neurocrine Biosciences, Inc.	(3,171)	(246,038)
Sage Therapeutics, Inc.	(2,884)	(475,024)
		(2,938,318)
Capital Markets — (0.3)%
Brookfield Asset Management, Inc., Class A	(8,430)	(367,042)
Cboe Global Markets, Inc.	(1,087)	(135,429)
		(502,471)
Chemicals — (1.6)%
CF Industries Holdings, Inc.	(41,079)	(1,747,501)
Ecolab, Inc.	(1,630)	(218,713)
Sherwin-Williams Co. (The)	(2,820)	(1,156,313)
		(3,122,527)
Commercial Services and Supplies — (1.6)%
Clean Harbors, Inc.	(16,073)	(871,156)
Covanta Holding Corp.	(88,003)	(1,487,251)
Healthcare Services Group, Inc.	(13,837)	(729,487)
		(3,087,894)

12

	Shares	Value
Communications Equipment — (0.7)%
EchoStar Corp., Class A	(23,993)	$(1,437,181)
Construction and Engineering — (0.9)%
Granite Construction, Inc.	(26,378)	(1,673,157)
Consumer Finance — (0.1)%
SLM Corp.	(14,590)	(164,867)
Containers and Packaging — (0.6)%
Ball Corp.	(29,082)	(1,100,754)
Distributors — (0.9)%
Core-Mark Holding Co., Inc.	(45,248)	(1,428,932)
Pool Corp.	(2,213)	(286,915)
		(1,715,847)
Diversified Telecommunication Services — (0.8)%
Zayo Group Holdings, Inc.	(41,057)	(1,510,898)
Electronic Equipment, Instruments and Components — (0.5)%
SYNNEX Corp.	(7,537)	(1,024,655)
Energy Equipment and Services — (0.3)%
Superior Energy Services, Inc.	(69,362)	(667,956)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	(17,134)	(468,786)
Food and Staples Retailing — (0.3)%
PriceSmart, Inc.	(7,402)	(637,312)
Gas Utilities — (0.3)%
New Jersey Resources Corp.	(12,828)	(515,686)
Health Care Equipment and Supplies — (1.8)%
DexCom, Inc.	(2,706)	(155,297)
ICU Medical, Inc.	(7,774)	(1,679,184)
Insulet Corp.	(23,833)	(1,644,477)
Integra LifeSciences Holdings Corp.	(1,973)	(94,428)
		(3,573,386)
Health Care Providers and Services — (0.7)%
Envision Healthcare Corp.	(19,946)	(689,334)
LifePoint Health, Inc.	(5,702)	(283,959)
MEDNAX, Inc.	(7,085)	(378,622)
		(1,351,915)
Household Durables — (0.9)%
TRI Pointe Group, Inc.	(96,679)	(1,732,488)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(6,711)	(429,236)
Insurance — (0.1)%
RLI Corp.	(4,036)	(244,824)
Internet Software and Services — (0.2)%
2U, Inc.	(6,403)	(413,057)
IT Services — (1.5)%
Gartner, Inc.	(10,215)	(1,257,977)
WEX, Inc.	(11,751)	(1,659,594)
		(2,917,571)
Leisure Products — (0.1)%
Mattel, Inc.	(12,899)	(198,387)
Life Sciences Tools and Services — (0.4)%
INC Research Holdings, Inc., Class A	(19,207)	(837,425)

13

	Shares	Value
Machinery — (1.0)%
Flowserve Corp.	(15,939)	$(671,510)
John Bean Technologies Corp.	(11,618)	(1,287,274)
		(1,958,784)
Media — (0.4)%
Loral Space & Communications, Inc.	(15,274)	(672,820)
Metals and Mining — (0.6)%
New Gold, Inc.	(380,219)	(1,250,920)
Oil, Gas and Consumable Fuels — (2.3)%
Cheniere Energy, Inc.	(18,281)	(984,249)
Oasis Petroleum, Inc.	(46,769)	(393,327)
Parsley Energy, Inc., Class A	(30,433)	(895,948)
PDC Energy, Inc.	(2,515)	(129,623)
RSP Permian, Inc.	(9,672)	(393,457)
SM Energy Co.	(80,497)	(1,777,374)
		(4,573,978)
Personal Products — (0.6)%
Coty, Inc., Class A	(63,264)	(1,258,321)
Pharmaceuticals — (0.1)%
Medicines Co. (The)	(9,560)	(261,370)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(10,069)	(1,321,757)
Kennedy-Wilson Holdings, Inc.	(56,965)	(988,343)
		(2,310,100)
Semiconductors and Semiconductor Equipment — (0.4)%
Xilinx, Inc.	(10,773)	(726,316)
Software — (0.7)%
HubSpot, Inc.	(10,553)	(932,885)
Paycom Software, Inc.	(4,308)	(346,062)
		(1,278,947)
Specialty Retail — (2.0)%
Guess?, Inc.	(98,212)	(1,657,819)
Monro, Inc.	(20,053)	(1,142,018)
Murphy USA, Inc.	(12,700)	(1,020,572)
		(3,820,409)
Trading Companies and Distributors — (0.7)%
NOW, Inc.	(127,066)	(1,401,538)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $54,971,641)		(59,049,443)
OTHER ASSETS AND LIABILITIES — 0.3%		540,157
TOTAL NET ASSETS — 100.0%		$195,600,578

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $73,731,797.

(2)	Non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $197,426,254)	$254,109,864
Receivable for capital shares sold	738,748
Dividends and interest receivable	193,461
255,042,073

Liabilities
Securities sold short, at value (proceeds of $54,971,641)	59,049,443
Payable for capital shares redeemed	60,662
Accrued management fees	213,455
Distribution and service fees payable	436
Dividend expense payable on securities sold short	71,333
Fees and charges payable on borrowings for securities sold short	46,166
59,441,495

Net Assets	$195,600,578

Net Assets Consist of:
Capital (par value and paid-in surplus)	$139,959,070
Undistributed net investment income	484,197
Undistributed net realized gain	2,551,503
Net unrealized appreciation	52,605,808
$195,600,578

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$194,524,062	12,660,759	$15.36
I Class, $0.01 Par Value	$43,996	2,865	$15.36
A Class, $0.01 Par Value	$532,975	34,729	$15.35*
C Class, $0.01 Par Value	$269,517	18,063	$14.92
R Class, $0.01 Par Value	$230,028	15,075	$15.26
*Maximum offering price $16.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,457)	$2,499,634
Interest	6,909
2,506,543

Expenses:
Dividend expense on securities sold short	302,401
Fees and charges on borrowings for securities sold short	228,814
Management fees	1,214,603
Distribution and service fees:
A Class	698
C Class	1,495
R Class	486
Directors' fees and expenses	5,508
1,754,005

Net investment income (loss)	752,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,081,716
Securities sold short transactions	(3,133,770)
2,947,946

Change in net unrealized appreciation (depreciation) on:
Investments	20,338,117
Securities sold short	(3,902,724)
16,435,393

Net realized and unrealized gain (loss)	19,383,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,135,877

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$752,538	$776,359
Net realized gain (loss)	2,947,946	12,738,228
Change in net unrealized appreciation (depreciation)	16,435,393	12,616,076
Net increase (decrease) in net assets resulting from operations	20,135,877	26,130,663

Distributions to Shareholders
From net investment income:
Investor Class	(268,205)	(690,746)
I Class	(108)	(6,114)
A Class	(28)	(844)
From net realized gains:
Investor Class	(6,245,295)	—
I Class	(1,410)	—
A Class	(16,693)	—
C Class	(8,914)	—
R Class	(7,307)	—
Decrease in net assets from distributions	(6,547,960)	(697,704)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,752,338	(7,976,731)

Net increase (decrease) in net assets	16,340,255	17,456,228

Net Assets
Beginning of period	179,260,323	161,804,095
End of period	$195,600,578	$179,260,323

Undistributed net investment income	$484,197	—

See Notes to Financial Statements.

17

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$20,135,877
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(85,647,051)
Proceeds from investments sold	88,241,248
Purchases to cover securities sold short	(24,159,576)
Proceeds from securities sold short	25,086,337
(Increase) decrease in short-term investments	136,650
(Increase) decrease in dividends and interest receivable	15,537
Increase (decrease) in accrued management fees	23,643
Increase (decrease) in distribution and service fees payable	(60)
Increase (decrease) in dividend expense payable on securities sold short	12,204
Increase (decrease) in fees and charges payable on borrowings for securities sold short	10,060
Change in net unrealized (appreciation) depreciation on investments	(20,338,117)
Net realized (gain) loss on investment transactions	(6,081,716)
Change in net unrealized (appreciation) depreciation on securities sold short	3,902,724
Net realized (gain) loss on securities sold short transactions	3,133,770
Net cash from (used in) operating activities	4,471,530

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	3,204,800
Payments for shares redeemed	(7,663,452)
Distributions paid, net of reinvestments	(12,878)
Net cash from (used in) financing activities	(4,471,530)

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $6,535,082.

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

19

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

20

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 93% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.9680% to 1.1500%	0.2500% to 0.3100%	1.29%
I Class		0.0500% to 0.1100%	1.09%
A Class		0.2500% to 0.3100%	1.29%
C Class		0.2500% to 0.3100%	1.29%
R Class		0.2500% to 0.3100%	1.29%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

21

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $615,681 and $1,318,870, respectively. The effect of interfund transactions on the Statement of Operations was $408,135 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2017 were $109,806,627 and $113,308,127, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	110,000,000		110,000,000
Sold	250,974	$3,850,896	323,498	$4,471,042
Issued in reinvestment of distributions	422,622	6,500,622	48,175	689,388
Redeemed	(416,753)	(6,404,505)	(895,004)	(12,281,314)
	256,843	3,947,013	(523,331)	(7,120,884)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	777	11,358	42,677	545,597
Issued in reinvestment of distributions	99	1,518	427	6,114
Redeemed	(68,517)	(1,022,562)	(84,833)	(1,102,075)
	(67,641)	(1,009,686)	(41,729)	(550,364)
A Class/Shares Authorized	15,000,000		15,000,000
Sold	1,757	26,670	10,839	145,098
Issued in reinvestment of distributions	1,090	16,721	59	844
Redeemed	(10,612)	(157,986)	(40,166)	(560,991)
	(7,765)	(114,595)	(29,268)	(415,049)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	59	844	5,121	69,023
Issued in reinvestment of distributions	597	8,914	—	—
Redeemed	(9,250)	(132,692)	(4,085)	(54,338)
	(8,594)	(122,934)	1,036	14,685
R Class/Shares Authorized	15,000,000		15,000,000
Sold	3,403	51,118	7,505	101,733
Issued in reinvestment of distributions	479	7,307	—	—
Redeemed	(394)	(5,885)	(528)	(6,852)
	3,488	52,540	6,977	94,881
Net increase (decrease)	176,331	$2,752,338	(586,315)	$(7,976,731)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$251,861,547	—	—
Temporary Cash Investments	2,378	$2,245,939	—
	$251,863,925	$2,245,939	—

Liabilities
Securities Sold Short
Common Stocks	$59,049,443	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

23

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$197,467,930
Gross tax appreciation of investments	$59,627,740
Gross tax depreciation of investments	(2,985,806)
Net tax appreciation (depreciation) of investments	56,641,934
Gross tax appreciation on securities sold short	2,627,147
Gross tax depreciation on securities sold short	(6,707,845)
Net tax appreciation (depreciation)	$52,561,236

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$14.28	0.06	1.55	1.61	(0.02)	(0.51)	(0.53)	$15.36	11.28%	1.86%(4)	1.30%(4)	0.79%(4)	46%	$194,524
2017	$12.31	0.06	1.97	2.03	(0.06)	—	(0.06)	$14.28	16.46%	1.97%	1.30%	0.45%	111%	$177,112
2016	$13.85	0.10	(0.40)	(0.30)	(0.10)	(1.14)	(1.24)	$12.31	(2.13)%	1.89%	1.30%	0.82%	107%	$159,174
2015	$15.12	0.12	0.59	0.71	(0.11)	(1.87)	(1.98)	$13.85	4.84%	1.73%	1.30%	0.82%	106%	$163,487
2014	$12.84	0.10	3.25	3.35	(0.11)	(0.96)	(1.07)	$15.12	26.86%	1.77%	1.30%	0.69%	104%	$148,620
2013	$10.79	0.14	2.23	2.37	(0.14)	(0.18)	(0.32)	$12.84	22.33%	1.87%	1.30%	1.15%	107%	$114,444
I Class
2017(3)	$14.27	0.11	1.53	1.64	(0.04)	(0.51)	(0.55)	$15.36	11.41%	1.66%(4)	1.10%(4)	0.99%(4)	46%	$44
2017	$12.31	0.09	1.95	2.04	(0.08)	—	(0.08)	$14.27	16.61%	1.77%	1.10%	0.65%	111%	$1,006
2016	$13.85	0.13	(0.39)	(0.26)	(0.14)	(1.14)	(1.28)	$12.31	(1.91)%	1.69%	1.10%	1.02%	107%	$1,381
2015	$15.13	0.15	0.57	0.72	(0.13)	(1.87)	(2.00)	$13.85	5.04%	1.53%	1.10%	1.02%	106%	$1,854
2014	$12.84	0.13	3.26	3.39	(0.14)	(0.96)	(1.10)	$15.13	27.19%	1.57%	1.10%	0.89%	104%	$5,993
2013	$10.80	0.15	2.25	2.40	(0.18)	(0.18)	(0.36)	$12.84	22.45%	1.67%	1.10%	1.35%	107%	$4,427

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$14.26	0.05	1.55	1.60	—(5)	(0.51)	(0.51)	$15.35	11.23%	2.11%(4)	1.55%(4)	0.54%(4)	46%	$533
2017	$12.30	0.03	1.95	1.98	(0.02)	—	(0.02)	$14.26	16.10%	2.22%	1.55%	0.20%	111%	$606
2016	$13.84	0.07	(0.39)	(0.32)	(0.08)	(1.14)	(1.22)	$12.30	(2.35)%	2.14%	1.55%	0.57%	107%	$882
2015	$15.12	0.08	0.58	0.66	(0.07)	(1.87)	(1.94)	$13.84	4.59%	1.98%	1.55%	0.57%	106%	$801
2014	$12.84	0.06	3.25	3.31	(0.07)	(0.96)	(1.03)	$15.12	26.55%	2.02%	1.55%	0.44%	104%	$753
2013	$10.78	0.10	2.24	2.34	(0.10)	(0.18)	(0.28)	$12.84	22.01%	2.12%	1.55%	0.90%	107%	$515
C Class
2017(3)	$13.93	(0.01)	1.51	1.50	—	(0.51)	(0.51)	$14.92	10.77%	2.86%(4)	2.30%(4)	(0.21)%(4)	46%	$270
2017	$12.09	(0.07)	1.91	1.84	—	—	—	$13.93	15.22%	2.97%	2.30%	(0.55)%	111%	$371
2016	$13.69	(0.02)	(0.40)	(0.42)	(0.04)	(1.14)	(1.18)	$12.09	(3.09)%	2.89%	2.30%	(0.18)%	107%	$310
2015	$15.01	(0.03)	0.58	0.55	—	(1.87)	(1.87)	$13.69	3.77%	2.73%	2.30%	(0.18)%	106%	$736
2014	$12.78	(0.05)	3.24	3.19	—	(0.96)	(0.96)	$15.01	25.66%	2.77%	2.30%	(0.31)%	104%	$768
2013	$10.73	0.01	2.22	2.23	—	(0.18)	(0.18)	$12.78	20.99%	2.87%	2.30%	0.15%	107%	$449
R Class
2017(3)	$14.20	0.02	1.55	1.57	—	(0.51)	(0.51)	$15.26	11.05%	2.36%(4)	1.80%(4)	0.29%(4)	46%	$230
2017	$12.26	—(5)	1.94	1.94	—	—	—	$14.20	15.82%	2.47%	1.80%	(0.05)%	111%	$165
2016	$13.83	0.03	(0.39)	(0.36)	(0.07)	(1.14)	(1.21)	$12.26	(2.62)%	2.39%	1.80%	0.32%	107%	$57
2015	$15.11	0.04	0.59	0.63	(0.04)	(1.87)	(1.91)	$13.83	4.28%	2.23%	1.80%	0.32%	106%	$9
2014	$12.83	0.03	3.25	3.28	(0.04)	(0.96)	(1.00)	$15.11	26.27%	2.27%	1.80%	0.19%	104%	$176
2013	$10.76	0.08	2.23	2.31	(0.06)	(0.18)	(0.24)	$12.83	21.70%	2.37%	1.80%	0.65%	107%	$137

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91459 1802

Semiannual Report

December 31, 2017

Disciplined Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	6.7%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.5%
Facebook, Inc., Class A	4.0%
Amazon.com, Inc.	3.6%
Boeing Co. (The)	2.4%
UnitedHealth Group, Inc.	2.1%
3M Co.	1.8%
International Business Machines Corp.	1.5%
Broadcom Ltd.	1.5%

Top Five Industries	% of net assets
Software	10.9%
Internet Software and Services	9.8%
Technology Hardware, Storage and Peripherals	7.1%
Semiconductors and Semiconductor Equipment	6.8%
IT Services	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,125.80	$5.47	1.02%
I Class	$1,000	$1,126.80	$4.40	0.82%
Y Class	$1,000	$1,126.70	$4.13	0.77%
A Class	$1,000	$1,124.20	$6.80	1.27%
C Class	$1,000	$1,119.90	$10.79	2.02%
R Class	$1,000	$1,122.60	$8.13	1.52%
R5 Class	$1,000	$1,126.70	$4.40	0.82%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
I Class	$1,000	$1,021.07	$4.18	0.82%
Y Class	$1,000	$1,021.32	$3.92	0.77%
A Class	$1,000	$1,018.80	$6.46	1.27%
C Class	$1,000	$1,015.02	$10.26	2.02%
R Class	$1,000	$1,017.54	$7.73	1.52%
R5 Class	$1,000	$1,021.07	$4.18	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.9%
Astronics Corp.(1)	4,027	$167,000
Boeing Co. (The)	60,870	17,951,172
Curtiss-Wright Corp.	52,405	6,385,549
Hexcel Corp.	83,557	5,168,000
		29,671,721
Auto Components — 1.6%
Aptiv plc	75,235	6,382,185
BorgWarner, Inc.	113,294	5,788,191
Stoneridge, Inc.(1)	6,883	157,345
		12,327,721
Banks†
Central Pacific Financial Corp.	10,262	306,115
Beverages — 1.0%
Coca-Cola Co. (The)	50,814	2,331,346
Monster Beverage Corp.(1)	41,455	2,623,687
PepsiCo, Inc.	23,074	2,767,034
		7,722,067
Biotechnology — 3.3%
AbbVie, Inc.	26,486	2,561,461
Alexion Pharmaceuticals, Inc.(1)	51,352	6,141,186
Biogen, Inc.(1)	27,113	8,637,388
Celgene Corp.(1)	16,981	1,772,137
Regeneron Pharmaceuticals, Inc.(1)	14,662	5,512,326
		24,624,498
Capital Markets — 0.4%
Evercore, Inc., Class A	36,152	3,253,680
Chemicals — 4.7%
A. Schulman, Inc.	19,849	739,375
Air Products & Chemicals, Inc.	28,754	4,717,956
FMC Corp.	88,066	8,336,328
Ingevity Corp.(1)	4,939	348,051
Monsanto Co.	28,557	3,334,887
PPG Industries, Inc.	64,470	7,531,385
Scotts Miracle-Gro Co. (The)	4,147	443,688
Stepan Co.	23,306	1,840,475
Westlake Chemical Corp.	24,696	2,630,865
WR Grace & Co.	79,465	5,572,880
		35,495,890
Commercial Services and Supplies — 0.1%
McGrath RentCorp	15,700	737,586
Communications Equipment — 0.1%
ARRIS International plc(1)	37,803	971,159
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.(1)	61,767	5,530,000

6

	Shares	Value
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	15,900	$841,587
Electrical Equipment — 0.8%
Sensata Technologies Holding NV(1)	119,131	6,088,785
Electronic Equipment, Instruments and Components — 0.7%
FLIR Systems, Inc.	71,579	3,337,013
Zebra Technologies Corp., Class A(1)	17,153	1,780,481
		5,117,494
Energy Equipment and Services — 0.6%
Halliburton Co.	87,349	4,268,746
Equity Real Estate Investment Trusts (REITs) — 0.7%
Potlatch Corp.	108,899	5,434,060
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	10,238	1,905,497
Walgreens Boots Alliance, Inc.	2,537	184,237
		2,089,734
Food Products — 0.7%
Hershey Co. (The)	46,317	5,257,443
Health Care Equipment and Supplies — 4.2%
Analogic Corp.	3,372	282,405
Atrion Corp.	565	356,289
Cooper Cos., Inc. (The)	11,458	2,496,469
Edwards Lifesciences Corp.(1)	66,942	7,545,033
Globus Medical, Inc., Class A(1)	54,305	2,231,935
Intuitive Surgical, Inc.(1)	9,924	3,621,665
Masimo Corp.(1)	63,887	5,417,618
Varian Medical Systems, Inc.(1)	38,709	4,302,505
Zimmer Biomet Holdings, Inc.	44,985	5,428,340
		31,682,259
Health Care Providers and Services — 3.2%
Cigna Corp.	43,821	8,899,607
UnitedHealth Group, Inc.	70,689	15,584,097
		24,483,704
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	23,114	1,277,742
Hotels, Restaurants and Leisure — 3.0%
Choice Hotels International, Inc.	11,204	869,430
Hilton Grand Vacations, Inc.(1)	101,764	4,269,000
Las Vegas Sands Corp.	109,295	7,594,910
Marriott International, Inc., Class A	57,392	7,789,816
McDonald's Corp.	7,600	1,308,112
Ruth's Hospitality Group, Inc.	29,342	635,254
		22,466,522
Household Products — 0.9%
Kimberly-Clark Corp.	57,328	6,917,196
Industrial Conglomerates — 4.0%
3M Co.	58,770	13,832,695
Carlisle Cos., Inc.	51,223	5,821,494
Honeywell International, Inc.	67,371	10,332,016
		29,986,205

7

	Shares	Value
Insurance — 1.4%
Allstate Corp. (The)	69,221	$7,248,131
Infinity Property & Casualty Corp.	12,758	1,352,348
Stewart Information Services Corp.	39,540	1,672,542
		10,273,021
Internet and Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	23,336	27,290,752
Priceline Group, Inc. (The)(1)	6,117	10,629,756
		37,920,508
Internet Software and Services — 9.8%
Alphabet, Inc., Class A(1)	41,096	43,290,527
Facebook, Inc., Class A(1)	170,466	30,080,430
SPS Commerce, Inc.(1)	6,447	313,260
		73,684,217
IT Services — 5.5%
Alliance Data Systems Corp.	10,271	2,603,493
Cognizant Technology Solutions Corp., Class A	22,246	1,579,911
CSG Systems International, Inc.	85,297	3,737,715
International Business Machines Corp.	74,340	11,405,243
MasterCard, Inc., Class A	9,402	1,423,087
PayPal Holdings, Inc.(1)	19,644	1,446,191
Total System Services, Inc.	93,260	7,375,933
Travelport Worldwide Ltd.	393,363	5,141,254
Visa, Inc., Class A	61,146	6,971,867
		41,684,694
Life Sciences Tools and Services — 1.1%
PerkinElmer, Inc.	71,720	5,244,166
Thermo Fisher Scientific, Inc.	15,670	2,975,420
		8,219,586
Machinery — 4.0%
Allison Transmission Holdings, Inc.	138,825	5,979,193
Caterpillar, Inc.	56,858	8,959,684
Cummins, Inc.	16,929	2,990,338
Donaldson Co., Inc.	66,494	3,254,881
Graco, Inc.	46,521	2,103,680
Hyster-Yale Materials Handling, Inc.	3,377	287,585
Lydall, Inc.(1)	12,331	625,798
Toro Co. (The)	95,095	6,203,047
		30,404,206
Media — 1.6%
Comcast Corp., Class A	261,885	10,488,494
Walt Disney Co. (The)	11,333	1,218,411
		11,706,905
Paper and Forest Products — 0.7%
Louisiana-Pacific Corp.(1)	201,319	5,286,637
Personal Products — 0.5%
Medifast, Inc.	51,305	3,581,602
Pharmaceuticals — 3.8%
Allergan plc	30,413	4,974,959
Bristol-Myers Squibb Co.	136,316	8,353,444

8

	Shares	Value
Eli Lilly & Co.	126,464	$10,681,149
Merck & Co., Inc.	83,922	4,722,291
		28,731,843
Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	17,171	2,033,218
On Assignment, Inc.(1)	21,591	1,387,654
TrueBlue, Inc.(1)	22,744	625,460
		4,046,332
Semiconductors and Semiconductor Equipment — 6.8%
Applied Materials, Inc.	177,812	9,089,749
Broadcom Ltd.	44,214	11,358,577
Intel Corp.	124,214	5,733,718
Lam Research Corp.	43,902	8,081,041
Microsemi Corp.(1)	15,387	794,739
NVIDIA Corp.	8,802	1,703,187
Skyworks Solutions, Inc.	43,521	4,132,319
Texas Instruments, Inc.	100,155	10,460,188
		51,353,518
Software — 10.9%
Activision Blizzard, Inc.	129,542	8,202,599
Adobe Systems, Inc.(1)	56,006	9,814,491
Cadence Design Systems, Inc.(1)	20,213	845,308
Electronic Arts, Inc.(1)	68,505	7,197,135
Intuit, Inc.	56,124	8,855,245
Microsoft Corp.	395,990	33,872,985
Oracle Corp. (New York)	91,016	4,303,236
Synopsys, Inc.(1)	65,025	5,542,731
VMware, Inc., Class A(1)	28,677	3,593,802
		82,227,532
Specialty Retail — 2.7%
Home Depot, Inc. (The)	39,554	7,496,670
Lowe's Cos., Inc.	109,168	10,146,074
Sleep Number Corp.(1)	63,663	2,393,092
		20,035,836
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.	297,980	50,427,155
Western Digital Corp.	36,926	2,936,725
		53,363,880
Textiles, Apparel and Luxury Goods — 1.5%
Deckers Outdoor Corp.(1)	62,319	5,001,100
Michael Kors Holdings Ltd.(1)	94,876	5,972,444
		10,973,544
Thrifts and Mortgage Finance — 0.2%
Meta Financial Group, Inc.	11,937	1,105,963
Nationstar Mortgage Holdings, Inc.(1)	35,325	653,513
		1,759,476
Tobacco — 0.3%
Altria Group, Inc.	27,213	1,943,280

9

	Shares	Value
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	97,746	$6,207,848
TOTAL COMMON STOCKS (Cost $554,066,491)		749,956,379
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $2,022,805), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $1,979,424)		1,979,182
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $3,306,527), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $3,239,194)		3,239,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,002	5,002
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,223,184)		5,223,184
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $559,289,675)		755,179,563
OTHER ASSETS AND LIABILITIES — (0.1)%		(481,348)
TOTAL NET ASSETS — 100.0%		$754,698,215

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $559,289,675)	$755,179,563
Receivable for capital shares sold	325,293
Dividends and interest receivable	324,736
755,829,592

Liabilities
Payable for capital shares redeemed	473,604
Accrued management fees	606,411
Distribution and service fees payable	51,362
1,131,377

Net Assets	$754,698,215

Net Assets Consist of:
Capital (par value and paid-in surplus)	$545,849,514
Undistributed net investment income	833,996
Undistributed net realized gain	12,124,817
Net unrealized appreciation	195,889,888
$754,698,215

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$400,668,968	17,557,881	$22.82
I Class, $0.01 Par Value	$249,287,153	10,878,405	$22.92
Y Class, $0.01 Par Value	$5,801	253	$22.93
A Class, $0.01 Par Value	$52,667,918	2,325,483	$22.65*
C Class, $0.01 Par Value	$41,559,624	1,935,574	$21.47
R Class, $0.01 Par Value	$9,979,166	447,606	$22.29
R5 Class, $0.01 Par Value	$529,585	23,099	$22.93
*Maximum offering price $24.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$4,804,406
Interest	12,913
4,817,319

Expenses:
Management fees	3,633,358
Distribution and service fees:
A Class	70,721
C Class	214,147
R Class	25,878
Directors' fees and expenses	22,803
Other expenses	16,416
3,983,323

Net investment income (loss)	833,996

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	52,657,643
Change in net unrealized appreciation (depreciation) on investments	37,092,549

Net realized and unrealized gain (loss)	89,750,192

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,584,188

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$833,996	$3,799,512
Net realized gain (loss)	52,657,643	75,445,536
Change in net unrealized appreciation (depreciation)	37,092,549	75,474,464
Net increase (decrease) in net assets resulting from operations	90,584,188	154,719,512

Distributions to Shareholders
From net investment income:
Investor Class	—	(2,059,819)
I Class	—	(1,611,245)
Y Class	—	(27)
A Class	—	(206,217)
R Class	—	(26,167)
R5 Class	—	(26)
From net realized gains:
Investor Class	(33,210,964)	—
I Class	(20,566,325)	—
Y Class	(474)	—
A Class	(4,537,228)	—
C Class	(3,660,556)	—
R Class	(837,751)	—
R5 Class	(38,546)	—
Decrease in net assets from distributions	(62,851,844)	(3,903,501)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(59,876,297)	(244,320,800)

Net increase (decrease) in net assets	(32,143,953)	(93,504,789)

Net Assets
Beginning of period	786,842,168	880,346,957
End of period	$754,698,215	$786,842,168

Undistributed net investment income	$833,996	—

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.
Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.01%
I Class		0.0500% to 0.1100%	0.81%
Y Class		0.0000% to 0.0600%	0.76%
A Class		0.2500% to 0.3100%	1.01%
C Class		0.2500% to 0.3100%	1.01%
R Class		0.2500% to 0.3100%	1.01%
R5 Class		0.0500% to 0.1100%	0.81%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,729,316 and $9,970,901, respectively. The effect of interfund transactions on the Statement of Operations was $892,765 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $373,060,345 and $496,302,355, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	170,000,000		170,000,000
Sold	1,287,919	$30,073,203	6,575,712	$138,691,625
Issued in reinvestment of distributions	1,447,700	32,906,220	89,981	2,002,832
Redeemed	(4,831,156)	(112,750,272)	(7,214,211)	(148,807,325)
	(2,095,537)	(49,770,849)	(548,518)	(8,112,868)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	2,009,080	46,893,486	3,304,496	69,910,623
Issued in reinvestment of distributions	882,820	20,145,961	73,292	1,610,610
Redeemed	(2,776,135)	(64,211,809)	(9,916,966)	(197,984,376)
	115,765	2,827,638	(6,539,178)	(126,463,143)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	231	5,000
Issued in reinvestment of distributions	21	474	1	27
	21	474	232	5,027
A Class/Shares Authorized	50,000,000		50,000,000
Sold	205,816	4,747,376	812,165	16,098,997
Issued in reinvestment of distributions	167,654	3,782,262	7,384	163,546
Redeemed	(709,381)	(16,371,701)	(5,437,249)	(113,675,537)
	(335,911)	(7,842,063)	(4,617,700)	(97,412,994)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	59,332	1,314,456	242,138	4,677,733
Issued in reinvestment of distributions	164,651	3,523,536	—	—
Redeemed	(405,233)	(8,914,540)	(693,234)	(13,311,594)
	(181,250)	(4,076,548)	(451,096)	(8,633,861)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	27,029	619,910	103,716	2,111,613
Issued in reinvestment of distributions	37,720	837,751	1,197	26,167
Redeemed	(132,933)	(3,028,363)	(296,491)	(5,845,767)
	(68,184)	(1,570,702)	(191,578)	(3,707,987)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	21,344	521,035	231	5,000
Issued in reinvestment of distributions	1,688	38,546	1	26
Redeemed	(165)	(3,828)	—	—
	22,867	555,753	232	5,026
Net increase (decrease)	(2,542,229)	$(59,876,297)	(12,347,606)	$(244,320,800)

(1)	April 10, 2017 (commencement of sale) through June 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

17

credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$749,956,379	—	—
Temporary Cash Investments	5,002	$5,218,182	—
	$749,961,381	$5,218,182	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$560,492,911
Gross tax appreciation of investments	$202,607,680
Gross tax depreciation of investments	(7,921,028)
Net tax appreciation (depreciation) of investments	$194,686,652

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$22.10	0.03	2.73	2.76	—	(2.04)	(2.04)	$22.82	12.58%	1.02%(4)	0.23%(4)	49%	$400,669
2017	$18.36	0.11	3.74	3.85	(0.11)	—	(0.11)	$22.10	20.88%	1.02%	0.51%	124%	$434,242
2016	$19.15	0.12	(0.53)	(0.41)	(0.12)	(0.26)	(0.38)	$18.36	(2.08)%	1.03%	0.64%	113%	$370,901
2015	$18.82	0.14	1.09	1.23	(0.11)	(0.79)	(0.90)	$19.15	6.59%	1.02%	0.75%	108%	$502,389
2014	$15.56	0.12	4.15	4.27	(0.11)	(0.90)	(1.01)	$18.82	28.05%	1.02%	0.70%	102%	$226,370
2013	$13.38	0.16	2.19	2.35	(0.17)	—	(0.17)	$15.56	17.70%	1.03%	1.07%	94%	$109,366
I Class
2017(3)	$22.16	0.05	2.75	2.80	—	(2.04)	(2.04)	$22.92	12.68%	0.82%(4)	0.43%(4)	49%	$249,287
2017	$18.41	0.15	3.75	3.90	(0.15)	—	(0.15)	$22.16	21.18%	0.82%	0.71%	124%	$238,480
2016	$19.20	0.16	(0.53)	(0.37)	(0.16)	(0.26)	(0.42)	$18.41	(1.95)%	0.83%	0.84%	113%	$318,576
2015	$18.87	0.20	1.06	1.26	(0.14)	(0.79)	(0.93)	$19.20	6.84%	0.82%	0.95%	108%	$372,011
2014	$15.60	0.16	4.15	4.31	(0.14)	(0.90)	(1.04)	$18.87	28.30%	0.82%	0.90%	102%	$26,334
2013	$13.42	0.19	2.20	2.39	(0.21)	—	(0.21)	$15.60	17.99%	0.83%	1.27%	94%	$10,124
Y Class
2017(3)	$22.17	0.06	2.74	2.80	—	(2.04)	(2.04)	$22.93	12.67%	0.77%(4)	0.48%(4)	49%	$6
2017(5)	$21.62	0.04	0.63	0.67	(0.12)	—	(0.12)	$22.17	3.07%	0.77%(4)	0.74%(4)	124%(6)	$5

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$21.97	—(7)	2.72	2.72	—	(2.04)	(2.04)	$22.65	12.42%	1.27%(4)	(0.02)%(4)	49%	$52,668
2017	$18.28	0.05	3.72	3.77	(0.08)	—	(0.08)	$21.97	20.61%	1.27%	0.26%	124%	$58,469
2016	$19.09	0.07	(0.52)	(0.45)	(0.10)	(0.26)	(0.36)	$18.28	(2.35)%	1.28%	0.39%	113%	$133,042
2015	$18.77	0.09	1.08	1.17	(0.06)	(0.79)	(0.85)	$19.09	6.35%	1.27%	0.50%	108%	$173,300
2014	$15.52	0.08	4.13	4.21	(0.06)	(0.90)	(0.96)	$18.77	27.75%	1.27%	0.45%	102%	$95,509
2013	$13.33	0.12	2.19	2.31	(0.12)	—	(0.12)	$15.52	17.42%	1.28%	0.82%	94%	$51,897
C Class
2017(3)	$21.00	(0.09)	2.60	2.51	—	(2.04)	(2.04)	$21.47	11.99%	2.02%(4)	(0.77)%(4)	49%	$41,560
2017	$17.54	(0.09)	3.55	3.46	—	—	—	$21.00	19.73%	2.02%	(0.49)%	124%	$44,456
2016	$18.41	(0.06)	(0.51)	(0.57)	(0.04)	(0.26)	(0.30)	$17.54	(3.11)%	2.03%	(0.36)%	113%	$45,050
2015	$18.21	(0.05)	1.04	0.99	—	(0.79)	(0.79)	$18.41	5.56%	2.02%	(0.25)%	108%	$50,355
2014	$15.14	(0.05)	4.02	3.97	—	(0.90)	(0.90)	$18.21	26.80%	2.02%	(0.30)%	102%	$24,646
2013	$12.99	0.01	2.14	2.15	—	—	—	$15.14	16.55%	2.03%	0.07%	94%	$9,580
R Class
2017(3)	$21.68	(0.03)	2.68	2.65	—	(2.04)	(2.04)	$22.29	12.26%	1.52%(4)	(0.27)%(4)	49%	$9,979
2017	$18.06	—(7)	3.67	3.67	(0.05)	—	(0.05)	$21.68	20.33%	1.52%	0.01%	124%	$11,184
2016	$18.89	0.03	(0.52)	(0.49)	(0.08)	(0.26)	(0.34)	$18.06	(2.60)%	1.53%	0.14%	113%	$12,778
2015	$18.60	0.04	1.06	1.10	(0.02)	(0.79)	(0.81)	$18.89	6.06%	1.52%	0.25%	108%	$14,449
2014	$15.39	0.03	4.10	4.13	(0.02)	(0.90)	(0.92)	$18.60	27.41%	1.52%	0.20%	102%	$6,611
2013	$13.20	0.09	2.17	2.26	(0.07)	—	(0.07)	$15.39	17.16%	1.53%	0.57%	94%	$5,368
R5 Class
2017(3)	$22.17	0.09	2.71	2.80	—	(2.04)	(2.04)	$22.93	12.67%	0.82%(4)	0.43%(4)	49%	$530
2017(5)	$21.62	0.03	0.63	0.66	(0.11)	—	(0.11)	$22.17	3.06%	0.82%(4)	0.69%(4)	124%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

(7)	Amount is less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 1802

Semiannual Report

December 31, 2017

Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Microsoft Corp.	3.6%
Alphabet, Inc., Class A	3.6%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Facebook, Inc., Class A	2.6%
Exxon Mobil Corp.	2.3%
JPMorgan Chase & Co.	2.3%
Intel Corp.	1.9%
UnitedHealth Group, Inc.	1.7%
Pfizer, Inc.	1.7%

Top Five Industries	% of net assets
Software	7.2%
Banks	7.1%
Internet Software and Services	6.3%
Semiconductors and Semiconductor Equipment	5.8%
Pharmaceuticals	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,118.50	$3.52	0.66%
I Class	$1,000	$1,119.90	$2.46	0.46%
A Class	$1,000	$1,116.90	$4.86	0.91%
C Class	$1,000	$1,112.90	$8.84	1.66%
R Class	$1,000	$1,116.00	$6.19	1.16%
R5 Class	$1,000	$1,119.50	$2.46	0.46%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
R5 Class	$1,000	$1,022.89	$2.35	0.46%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.7%
Boeing Co. (The)	162,905	$48,042,314
Curtiss-Wright Corp.	44,705	5,447,304
General Dynamics Corp.	159,444	32,438,882
		85,928,500
Auto Components — 1.5%
Aptiv plc	281,166	23,851,312
BorgWarner, Inc.	488,568	24,960,939
		48,812,251
Automobiles — 0.8%
Ford Motor Co.	1,953,464	24,398,765
Banks — 7.1%
Bank of America Corp.	1,370,137	40,446,444
Citigroup, Inc.	57,813	4,301,865
JPMorgan Chase & Co.	690,942	73,889,338
PNC Financial Services Group, Inc. (The)	32,826	4,736,464
SunTrust Banks, Inc.	473,547	30,586,401
U.S. Bancorp	675,506	36,193,611
Wells Fargo & Co.	628,614	38,138,011
		228,292,134
Beverages — 0.3%
Coca-Cola Co. (The)	15,907	729,813
Monster Beverage Corp.(1)	154,573	9,782,925
		10,512,738
Biotechnology — 4.5%
AbbVie, Inc.	520,936	50,379,720
Amgen, Inc.	243,591	42,360,475
Biogen, Inc.(1)	74,497	23,732,509
Celgene Corp.(1)	233,602	24,378,705
Gilead Sciences, Inc.	73,540	5,268,406
		146,119,815
Building Products — 0.8%
Allegion plc	15,527	1,235,328
Owens Corning	281,772	25,906,118
		27,141,446
Capital Markets — 1.9%
Evercore, Inc., Class A	292,397	26,315,730
Moelis & Co., Class A	38,916	1,887,426
MSCI, Inc.	48,214	6,101,000
Nasdaq, Inc.	333,098	25,591,919
		59,896,075
Chemicals — 4.2%
Air Products & Chemicals, Inc.	176,880	29,022,470
Cabot Corp.	271,212	16,703,947
Eastman Chemical Co.	150,304	13,924,163
FMC Corp.	286,761	27,144,796

6

	Shares	Value
Huntsman Corp.	260,213	$8,662,491
Monsanto Co.	58,593	6,842,491
PPG Industries, Inc.	247,632	28,928,370
WR Grace & Co.	53,764	3,770,469
		134,999,197
Commercial Services and Supplies — 0.7%
MSA Safety, Inc.	24,550	1,903,116
Waste Management, Inc.	250,393	21,608,916
		23,512,032
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,394,416	53,406,133
Consumer Finance — 0.1%
OneMain Holdings, Inc.(1)	144,519	3,756,049
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.(1)	45,154	4,042,638
H&R Block, Inc.	763,320	20,014,250
		24,056,888
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	138,772	27,507,386
Leucadia National Corp.	504,859	13,373,715
		40,881,101
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	173,699	6,753,417
Verizon Communications, Inc.	47,070	2,491,415
		9,244,832
Electric Utilities — 1.0%
FirstEnergy Corp.	786,095	24,070,229
Portland General Electric Co.	150,336	6,852,315
		30,922,544
Electrical Equipment — 0.5%
Emerson Electric Co.	248,272	17,302,076
Electronic Equipment, Instruments and Components — 0.2%
Jabil, Inc.	221,306	5,809,283
Energy Equipment and Services — 1.0%
Halliburton Co.	653,764	31,949,447
Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	110,004	2,157,178
Piedmont Office Realty Trust, Inc., Class A	262,271	5,143,134
Potlatch Corp.	327,415	16,338,009
ProLogis, Inc.	44,798	2,889,919
WP Carey, Inc.	192,195	13,242,236
		39,770,476
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	95,536	17,781,160
CVS Health Corp.	435,473	31,571,793
United Natural Foods, Inc.(1)	76,938	3,790,735
		53,143,688
Food Products — 1.9%
Campbell Soup Co.	188,257	9,057,044
Conagra Brands, Inc.	743,469	28,006,477
Hershey Co. (The)	184,901	20,988,113

7

	Shares	Value
Sanderson Farms, Inc.	31,958	$4,435,131
		62,486,765
Health Care Equipment and Supplies — 4.1%
Cooper Cos., Inc. (The)	110,845	24,150,909
Globus Medical, Inc., Class A(1)	71,436	2,936,020
Hill-Rom Holdings, Inc.	69,010	5,816,853
Intuitive Surgical, Inc.(1)	79,166	28,890,840
LivaNova plc(1)	100,307	8,016,535
Masimo Corp.(1)	77,794	6,596,931
Teleflex, Inc.	13,969	3,475,766
Varian Medical Systems, Inc.(1)	213,966	23,782,321
Zimmer Biomet Holdings, Inc.	237,848	28,701,118
		132,367,293
Health Care Providers and Services — 2.3%
Cigna Corp.	83,077	16,872,108
UnitedHealth Group, Inc.	253,104	55,799,308
		72,671,416
Hotels, Restaurants and Leisure — 2.1%
Hilton Grand Vacations, Inc.(1)	45,983	1,928,987
International Game Technology plc	155,682	4,127,130
Las Vegas Sands Corp.	360,711	25,065,807
Marriott International, Inc., Class A	82,375	11,180,759
Royal Caribbean Cruises Ltd.	216,174	25,785,235
		68,087,918
Household Durables — 0.2%
Garmin Ltd.	94,448	5,626,267
Household Products — 1.2%
Kimberly-Clark Corp.	260,073	31,380,408
Procter & Gamble Co. (The)	87,480	8,037,663
		39,418,071
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	1,780,283	19,280,465
Industrial Conglomerates — 2.4%
3M Co.	54,174	12,750,934
Carlisle Cos., Inc.	211,921	24,084,822
Honeywell International, Inc.	266,577	40,882,249
		77,718,005
Insurance — 1.8%
Allstate Corp. (The)	298,081	31,212,062
Hanover Insurance Group, Inc. (The)	18,650	2,015,692
Loews Corp.	104,940	5,250,148
Principal Financial Group, Inc.	254,779	17,977,206
		56,455,108
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	79,257	92,688,684
Priceline Group, Inc. (The)(1)	20,602	35,800,919
		128,489,603
Internet Software and Services — 6.3%
Alphabet, Inc., Class A(1)	110,510	116,411,234
Facebook, Inc., Class A(1)	471,592	83,217,124

8

	Shares	Value
LogMeIn, Inc.	40,470	$4,633,815
		204,262,173
IT Services — 2.3%
International Business Machines Corp.	264,598	40,594,625
PayPal Holdings, Inc.(1)	77,418	5,699,513
Total System Services, Inc.	354,544	28,040,885
		74,335,023
Life Sciences Tools and Services — 1.2%
ICON plc(1)	25,347	2,842,666
PerkinElmer, Inc.	289,755	21,186,885
Thermo Fisher Scientific, Inc.	81,468	15,469,144
		39,498,695
Machinery — 3.4%
Caterpillar, Inc.	255,528	40,266,102
Cummins, Inc.	8,635	1,525,286
Oshkosh Corp.	286,049	25,998,994
Parker-Hannifin Corp.	90,013	17,964,795
Toro Co. (The)	365,851	23,864,461
		109,619,638
Media — 0.7%
Comcast Corp., Class A	156,037	6,249,282
John Wiley & Sons, Inc., Class A	43,003	2,827,447
Time Warner, Inc.	164,393	15,037,028
		24,113,757
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	58,772	7,357,667
Exxon Mobil Corp.	885,065	74,026,837
HollyFrontier Corp.	410,056	21,003,068
		102,387,572
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.(1)	334,784	8,791,428
Pharmaceuticals — 4.6%
Eli Lilly & Co.	212,340	17,934,236
Johnson & Johnson	207,090	28,934,615
Merck & Co., Inc.	822,046	46,256,528
Pfizer, Inc.	1,485,581	53,807,744
		146,933,123
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	70,832	10,549,010
Road and Rail — 0.8%
Norfolk Southern Corp.	113,106	16,389,059
Union Pacific Corp.	65,016	8,718,646
		25,107,705
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	532,883	27,240,979
Broadcom Ltd.	113,997	29,285,829
Intel Corp.	1,296,876	59,863,796
Lam Research Corp.	166,471	30,642,317
Texas Instruments, Inc.	387,857	40,507,785
		187,540,706

9

	Shares	Value
Software — 7.2%
Activision Blizzard, Inc.	375,522	$23,778,053
Adobe Systems, Inc.(1)	184,674	32,362,272
Electronic Arts, Inc.(1)	39,680	4,168,781
Intuit, Inc.	123,361	19,463,898
Microsoft Corp.	1,364,340	116,705,644
Oracle Corp. (New York)	660,722	31,238,936
Synopsys, Inc.(1)	49,910	4,254,328
		231,971,912
Specialty Retail — 2.1%
Best Buy Co., Inc.	443,290	30,352,066
Lowe's Cos., Inc.	404,827	37,624,622
		67,976,688
Technology Hardware, Storage and Peripherals — 3.1%
Apple, Inc.	582,228	98,530,444
Western Digital Corp.	26,294	2,091,162
		100,621,606
Textiles, Apparel and Luxury Goods — 1.7%
Deckers Outdoor Corp.(1)	216,043	17,337,451
Michael Kors Holdings Ltd.(1)	414,745	26,108,197
Ralph Lauren Corp.	114,184	11,839,739
		55,285,387
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	299,921	13,022,570
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	35,008	6,018,225
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	389,214	24,718,981
TOTAL COMMON STOCKS (Cost $2,365,326,171)		3,195,210,580
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $10,049,347), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $9,833,830)		9,832,628
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $16,420,300), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $16,095,966)		16,095,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,264	22,264
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,949,892)		25,949,892
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,391,276,063)		3,221,160,472
OTHER ASSETS AND LIABILITIES†		1,488,195
TOTAL NET ASSETS — 100.0%		$3,222,648,667

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,391,276,063)	$3,221,160,472
Receivable for investments sold	918,665
Receivable for capital shares sold	2,806,335
Dividends and interest receivable	2,474,266
3,227,359,738

Liabilities
Payable for investments purchased	685,343
Payable for capital shares redeemed	2,256,639
Accrued management fees	1,726,681
Distribution and service fees payable	42,408
4,711,071

Net Assets	$3,222,648,667

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,338,473,408
Undistributed net investment income	297,304
Undistributed net realized gain	53,993,546
Net unrealized appreciation	829,884,409
$3,222,648,667

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,635,222,823	81,303,045	$32.41
I Class, $0.01 Par Value	$446,418,653	13,762,470	$32.44
A Class, $0.01 Par Value	$106,047,596	3,275,614	$32.37*
C Class, $0.01 Par Value	$12,327,653	384,208	$32.09
R Class, $0.01 Par Value	$21,762,933	671,739	$32.40
R5 Class, $0.01 Par Value	$869,009	26,788	$32.44
*Maximum offering price $34.34 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,806)	$35,607,058
Interest	85,959
35,693,017

Expenses:
Management fees	10,044,447
Distribution and service fees:
A Class	142,198
C Class	60,383
R Class	70,481
Directors' fees and expenses	93,835
Other expenses	56
10,411,400

Net investment income (loss)	25,281,617

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	140,522,294
Futures contract transactions	572,273
141,094,567

Change in net unrealized appreciation (depreciation) on investments	189,692,021

Net realized and unrealized gain (loss)	330,786,588

Net Increase (Decrease) in Net Assets Resulting from Operations	$356,068,205

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$25,281,617	$43,081,013
Net realized gain (loss)	141,094,567	232,791,478
Change in net unrealized appreciation (depreciation)	189,692,021	251,097,101
Net increase (decrease) in net assets resulting from operations	356,068,205	526,969,592

Distributions to Shareholders
From net investment income:
Investor Class	(20,172,416)	(33,467,426)
I Class	(3,898,890)	(7,117,543)
A Class	(728,957)	(1,454,889)
C Class	(29,746)	(38,797)
R Class	(151,246)	(253,077)
R5 Class	(3,058)	(17)
From net realized gains:
Investor Class	(214,992,118)	(12,737,507)
I Class	(36,795,961)	(2,370,475)
A Class	(8,661,590)	(706,633)
C Class	(1,021,801)	(62,292)
R Class	(1,781,358)	(151,947)
R5 Class	(63,540)	—
Decrease in net assets from distributions	(288,300,681)	(58,360,603)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,803,205)	(422,174,359)

Net increase (decrease) in net assets	47,964,319	46,434,630

Net Assets
Beginning of period	3,174,684,348	3,128,249,718
End of period	$3,222,648,667	$3,174,684,348

Undistributed net investment income	$297,304	—

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

14

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 15% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%
R5 Class		0.0500% to 0.1100%	0.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $24,275,231 and $17,962,116, respectively. The effect of interfund transactions on the Statement of Operations was $1,839,291 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $1,351,142,761 and $1,630,371,766, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	680,000,000		680,000,000
Sold	3,318,293	$108,968,281	6,627,026	$199,762,445
Issued in reinvestment of distributions	7,161,477	231,773,043	1,512,409	45,450,842
Redeemed	(9,155,927)	(301,726,531)	(18,862,508)	(565,180,257)
	1,323,843	39,014,793	(10,723,073)	(319,966,970)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	823,003	27,253,183	2,152,026	64,332,914
Issued in reinvestment of distributions	1,220,605	39,555,032	308,973	9,295,788
Redeemed	(3,093,429)	(101,459,517)	(4,176,477)	(124,209,609)
	(1,049,821)	(34,651,302)	(1,715,478)	(50,580,907)
A Class/Shares Authorized	45,000,000		45,000,000
Sold	198,918	6,574,267	557,149	16,638,469
Issued in reinvestment of distributions	262,511	8,480,442	65,899	1,973,904
Redeemed	(869,259)	(29,098,408)	(2,206,127)	(66,655,485)
	(407,830)	(14,043,699)	(1,583,079)	(48,043,112)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,228	205,717	56,616	1,667,233
Issued in reinvestment of distributions	31,653	1,011,259	3,246	96,253
Redeemed	(27,587)	(900,180)	(147,272)	(4,341,361)
	10,294	316,796	(87,410)	(2,577,875)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	107,803	3,540,098	430,732	12,875,097
Issued in reinvestment of distributions	59,798	1,932,604	13,485	404,919
Redeemed	(501,410)	(16,812,364)	(479,021)	(14,290,528)
	(333,809)	(11,339,662)	(34,804)	(1,010,512)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	24,571	833,309	160	5,000
Issued in reinvestment of distributions	2,057	66,598	—	—
Redeemed	(1)	(38)	1	17
	26,627	899,869	161	5,017
Net increase (decrease)	(430,696)	$(19,803,205)	(14,143,683)	$(422,174,359)

(1)	April 10, 2017 (commencement of sale) through June 30, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

17

credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,195,210,580	—	—
Temporary Cash Investments	22,264	$25,927,628	—
	$3,195,232,844	$25,927,628	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2017, the effect of equity price risk derivative instruments on the Statement of Operations was $572,273 in net realized gain (loss) on futures contract transactions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,397,000,844
Gross tax appreciation of investments	$847,604,977
Gross tax depreciation of investments	(23,445,349)
Net tax appreciation (depreciation) of investments	$824,159,628

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$31.79	0.26	3.48	3.74	(0.26)	(2.86)	(3.12)	$32.41	11.85%	0.66%(4)	1.58%(4)	43%	$2,635,223
2017	$27.44	0.40	4.50	4.90	(0.40)	(0.15)	(0.55)	$31.79	17.99%	0.67%	1.34%	85%	$2,542,710
2016	$30.56	0.41	(1.29)	(0.88)	(0.40)	(1.84)	(2.24)	$27.44	(2.78)%	0.67%	1.45%	91%	$2,488,951
2015	$32.75	0.46	1.37	1.83	(0.43)	(3.59)	(4.02)	$30.56	5.93%	0.67%	1.45%	86%	$2,886,976
2014	$27.74	0.44	6.31	6.75	(0.43)	(1.31)	(1.74)	$32.75	24.92%	0.67%	1.45%	80%	$2,568,711
2013	$23.30	0.47	4.43	4.90	(0.46)	—	(0.46)	$27.74	21.19%	0.68%	1.82%	94%	$2,080,375
I Class
2017(3)	$31.82	0.30	3.47	3.77	(0.29)	(2.86)	(3.15)	$32.44	11.99%	0.46%(4)	1.78%(4)	43%	$446,419
2017	$27.46	0.46	4.51	4.97	(0.46)	(0.15)	(0.61)	$31.82	18.21%	0.47%	1.54%	85%	$471,260
2016	$30.58	0.46	(1.29)	(0.83)	(0.45)	(1.84)	(2.29)	$27.46	(2.58)%	0.47%	1.65%	91%	$453,858
2015	$32.77	0.53	1.37	1.90	(0.50)	(3.59)	(4.09)	$30.58	6.13%	0.47%	1.65%	86%	$497,333
2014	$27.75	0.50	6.32	6.82	(0.49)	(1.31)	(1.80)	$32.77	25.19%	0.47%	1.65%	80%	$450,166
2013	$23.31	0.52	4.43	4.95	(0.51)	—	(0.51)	$27.75	21.42%	0.48%	2.02%	94%	$303,312
A Class
2017(3)	$31.76	0.22	3.46	3.68	(0.21)	(2.86)	(3.07)	$32.37	11.69%	0.91%(4)	1.33%(4)	43%	$106,048
2017	$27.41	0.32	4.50	4.82	(0.32)	(0.15)	(0.47)	$31.76	17.71%	0.92%	1.09%	85%	$116,980
2016	$30.53	0.33	(1.29)	(0.96)	(0.32)	(1.84)	(2.16)	$27.41	(3.03)%	0.92%	1.20%	91%	$144,365
2015	$32.72	0.38	1.37	1.75	(0.35)	(3.59)	(3.94)	$30.53	5.67%	0.92%	1.20%	86%	$195,262
2014	$27.72	0.37	6.29	6.66	(0.35)	(1.31)	(1.66)	$32.72	24.59%	0.92%	1.20%	80%	$298,677
2013	$23.28	0.40	4.43	4.83	(0.39)	—	(0.39)	$27.72	20.91%	0.93%	1.57%	94%	$240,027

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$31.50	0.09	3.44	3.53	(0.08)	(2.86)	(2.94)	$32.09	11.29%	1.66%(4)	0.58%(4)	43%	$12,328
2017	$27.19	0.10	4.46	4.56	(0.10)	(0.15)	(0.25)	$31.50	16.78%	1.67%	0.34%	85%	$11,777
2016	$30.29	0.12	(1.27)	(1.15)	(0.11)	(1.84)	(1.95)	$27.19	(3.73)%	1.67%	0.45%	91%	$12,542
2015	$32.50	0.15	1.35	1.50	(0.12)	(3.59)	(3.71)	$30.29	4.87%	1.67%	0.45%	86%	$16,342
2014	$27.54	0.14	6.25	6.39	(0.12)	(1.31)	(1.43)	$32.50	23.68%	1.67%	0.45%	80%	$13,447
2013	$23.13	0.21	4.40	4.61	(0.20)	—	(0.20)	$27.54	20.02%	1.68%	0.82%	94%	$9,039
R Class
2017(3)	$31.78	0.18	3.47	3.65	(0.17)	(2.86)	(3.03)	$32.40	11.60%	1.16%(4)	1.08%(4)	43%	$21,763
2017	$27.43	0.25	4.50	4.75	(0.25)	(0.15)	(0.40)	$31.78	17.37%	1.17%	0.84%	85%	$31,953
2016	$30.54	0.27	(1.29)	(1.02)	(0.25)	(1.84)	(2.09)	$27.43	(3.24)%	1.17%	0.95%	91%	$28,535
2015	$32.74	0.32	1.35	1.67	(0.28)	(3.59)	(3.87)	$30.54	5.38%	1.17%	0.95%	86%	$30,271
2014	$27.73	0.29	6.30	6.59	(0.27)	(1.31)	(1.58)	$32.74	24.31%	1.17%	0.95%	80%	$12,795
2013	$23.29	0.34	4.43	4.77	(0.33)	—	(0.33)	$27.73	20.60%	1.18%	1.32%	94%	$9,600
R5 Class
2017(3)	$31.82	0.29	3.48	3.77	(0.29)	(2.86)	(3.15)	$32.44	11.95%	0.46%(4)	1.78%(4)	43%	$869
2017(5)	$31.12	0.11	0.69	0.80	(0.10)	—	(0.10)	$31.82	2.58%	0.47%(4)	1.60%(4)	85%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 1802

Semiannual Report

December 31, 2017

Global Gold Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Newmont Mining Corp.	11.5%
Franco-Nevada Corp.*	8.7%
Barrick Gold Corp.	7.4%
Randgold Resources Ltd. ADR	5.2%
Newcrest Mining Ltd.	5.1%
Wheaton Precious Metals Corp.	5.0%
Goldcorp, Inc.*	5.0%
Agnico-Eagle Mines Ltd.*	4.4%
Kinross Gold Corp.*	3.8%
Royal Gold, Inc.	3.3%
*Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	53.4%
United States	14.8%
Australia	14.4%
United Kingdom	6.7%
South Africa	5.3%
China	1.7%
Peru	1.2%
Russia	0.6%
Mexico	0.2%
Exchange-Traded Funds	1.2%
Cash and Equivalents	0.5%**
**Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	83.5%
Domestic Common Stocks	14.8%
Exchange-Traded Funds	1.2%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,060.60	$3.48	0.67%
I Class	$1,000	$1,061.30	$2.44	0.47%
A Class	$1,000	$1,058.00	$4.77	0.92%
C Class	$1,000	$1,055.10	$8.65	1.67%
R Class	$1,000	$1,057.10	$6.07	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
I Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 14.4%
Evolution Mining Ltd.	1,529,600	$3,154,205
Gold Road Resources Ltd.(1)	5,909,090	3,227,468
Newcrest Mining Ltd.	1,133,613	20,141,784
Northern Star Resources Ltd.	2,299,200	10,889,198
OZ Minerals Ltd.	591,000	4,215,758
Ramelius Resources Ltd.(1)	1,549,200	463,985
Regis Resources Ltd.	2,403,600	8,048,656
Resolute Mining Ltd.	2,180,100	1,932,353
Saracen Mineral Holdings Ltd.(1)	532,900	701,010
St. Barbara Ltd.	1,239,600	3,684,884
		56,459,301
Canada — 53.4%
Agnico Eagle Mines Ltd. (New York)	192,600	8,894,268
Agnico-Eagle Mines Ltd.	185,866	8,582,071
Alamos Gold, Inc., Class A	30,800	200,678
Alamos Gold, Inc., Class A (New York)	240,900	1,568,259
Alio Gold, Inc.(1)	79,400	291,828
B2Gold Corp.(1)	528,482	1,631,273
B2Gold Corp. (New York)(1)	200,000	620,000
Barrick Gold Corp.	2,004,812	29,009,630
Centerra Gold, Inc.(1)	1,045,900	5,358,469
Continental Gold, Inc.(1)	270,400	727,090
Detour Gold Corp.(1)	30,601	359,811
Endeavour Mining Corp.(1)	47,300	964,438
First Majestic Silver Corp. (New York)(1)	22,900	154,346
Franco-Nevada Corp.	184,493	14,744,763
Franco-Nevada Corp. (New York)	243,800	19,491,810
GoGold Resources, Inc.(1)	5,526,925	1,978,613
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $3,357,611)(1)(2)	4,877,162	8,536,004
Goldcorp, Inc.	1,066,776	13,604,152
Goldcorp, Inc. (New York)	466,700	5,959,759
Guyana Goldfields, Inc.(1)	721,621	2,916,336
IAMGOLD Corp.(1)	341,519	1,991,515
IAMGOLD Corp. (New York)(1)	1,238,200	7,218,706
Kinross Gold Corp.(1)	921,052	3,971,441
Kinross Gold Corp. (New York)(1)	2,539,057	10,968,726
Kirkland Lake Gold Ltd.	755,600	11,583,462
Lucara Diamond Corp.	357,700	799,632
OceanaGold Corp.	942,553	2,421,994
Orezone Gold Corp.(1)	5,400,000	3,050,119
Pan American Silver Corp. (NASDAQ)	431,000	6,706,360
Premier Gold Mines Ltd.(1)	339,100	971,169
Roxgold, Inc.(1)	3,060,300	3,408,449
Sandstorm Gold Ltd.(1)	345,000	1,723,628
SEMAFO, Inc.(1)	516,100	1,465,773
6

	Shares	Value
Silvercorp Metals, Inc.	584,900	$1,526,231
SSR Mining, Inc.(1)	421,100	3,701,469
Tahoe Resources, Inc.	412,200	1,977,379
Wheaton Precious Metals Corp.	886,100	19,609,393
Yamana Gold, Inc. (New York)	477,181	1,488,805
		210,177,849
China — 1.7%
Zijin Mining Group Co. Ltd., H Shares	17,282,000	6,518,766
Mexico — 0.2%
Industrias Penoles SAB de CV	33,900	708,430
Peru — 1.2%
Cia de Minas Buenaventura SAA ADR	346,200	4,874,496
Russia — 0.6%
Alrosa PJSC	1,791,000	2,331,135
South Africa — 5.3%
Anglo American Platinum Ltd.(1)	14,600	417,127
AngloGold Ashanti Ltd.	225,302	2,298,373
AngloGold Ashanti Ltd. ADR	738,476	7,525,071
Gold Fields Ltd.	1,638,310	7,122,455
Gold Fields Ltd. ADR	445,700	1,916,510
Sibanye Gold Ltd. ADR	329,318	1,663,056
		20,942,592
United Kingdom — 6.7%
Centamin plc	2,768,300	5,906,916
Randgold Resources Ltd. ADR	206,900	20,460,341
		26,367,257
United States — 14.8%
Coeur Mining, Inc.(1)	46,859	351,442
Newmont Mining Corp.	1,206,914	45,283,413
Royal Gold, Inc.	155,721	12,787,809
		58,422,664
TOTAL COMMON STOCKS (Cost $281,933,401)		386,802,490
EXCHANGE-TRADED FUNDS — 1.2%
VanEck Vectors Gold Miners ETF	170,700	3,967,068
VanEck Vectors Junior Gold Miners ETF	20,000	682,600
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,838,784)		4,649,668
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $127,551), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $124,815)		124,800
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $209,148), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $204,012)		204,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $328,800)		328,800
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $287,100,985)		391,780,958
OTHER ASSETS AND LIABILITIES — 0.4%		1,540,579
TOTAL NET ASSETS — 100.0%		$393,321,537

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,536,004, which represented 2.2% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $287,100,985)	$391,780,958
Cash	319,820
Foreign currency holdings, at value (cost of $1,435,169)	1,448,128
Receivable for capital shares sold	503,075
Dividends and interest receivable	13,481
394,065,462

Liabilities
Payable for capital shares redeemed	530,841
Accrued management fees	207,583
Distribution and service fees payable	5,501
743,925

Net Assets	$393,321,537

Net Assets Consist of:
Capital (par value and paid-in surplus)	$440,143,585
Distributions in excess of net investment income	(23,364,977)
Accumulated net realized loss	(128,151,234)
Net unrealized appreciation	104,694,163
$393,321,537

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$362,924,272	41,481,640	$8.75
I Class, $0.01 Par Value	$15,308,118	1,733,620	$8.83
A Class, $0.01 Par Value	$7,935,120	924,553	$8.58*
C Class, $0.01 Par Value	$2,383,769	289,751	$8.23
R Class, $0.01 Par Value	$4,770,258	560,650	$8.51
*Maximum offering price $9.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $164,507)	$1,793,150
Interest	2,336
1,795,486

Expenses:
Management fees	1,275,858
Distribution and service fees:
A Class	10,349
C Class	11,696
R Class	11,651
Directors' fees and expenses	11,689
Other expenses	3,568
1,324,811

Net investment income (loss)	470,675

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,017,338)
Foreign currency translation transactions	(42,316)
(4,059,654)

Change in net unrealized appreciation (depreciation) on:
Investments	26,099,578
Translation of assets and liabilities in foreign currencies	19,454
26,119,032

Net realized and unrealized gain (loss)	22,059,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,530,053

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$470,675	$169,423
Net realized gain (loss)	(4,059,654)	9,234,055
Change in net unrealized appreciation (depreciation)	26,119,032	(124,262,775)
Net increase (decrease) in net assets resulting from operations	22,530,053	(114,859,297)

Distributions to Shareholders
From net investment income:
Investor Class	—	(32,679,261)
I Class	—	(1,045,125)
A Class	—	(904,841)
C Class	—	(174,344)
R Class	—	(385,450)
Decrease in net assets from distributions	—	(35,189,021)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,839,837)	16,997,949

Redemption Fees
Increase in net assets from redemption fees	10,437	178,360

Net increase (decrease) in net assets	12,700,653	(132,872,009)

Net Assets
Beginning of period	380,620,884	513,492,893
End of period	$393,321,537	$380,620,884

Distributions in excess of net investment income	$(23,364,977)	$(23,835,652)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

12

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 1.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The

13

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $71,871,282 and $79,757,931, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	360,000,000		360,000,000
Sold	2,198,791	$18,903,332	10,704,655	$110,256,797
Issued in reinvestment of distributions	—	—	4,085,554	30,519,087
Redeemed	(3,265,884)	(27,996,633)	(12,984,754)	(125,559,336)
	(1,067,093)	(9,093,301)	1,805,455	15,216,548
I Class/Shares Authorized	30,000,000		30,000,000
Sold	442,626	3,862,825	1,102,574	10,569,599
Issued in reinvestment of distributions	—	—	138,979	1,045,125
Redeemed	(477,379)	(4,140,381)	(799,462)	(7,595,695)
	(34,753)	(277,556)	442,091	4,019,029
A Class/Shares Authorized	20,000,000		20,000,000
Sold	251,934	2,121,843	876,933	8,516,443
Issued in reinvestment of distributions	—	—	117,864	866,298
Redeemed	(301,159)	(2,550,519)	(1,345,884)	(12,815,510)
	(49,225)	(428,676)	(351,087)	(3,432,769)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	28,160	223,162	160,479	1,429,925
Issued in reinvestment of distributions	—	—	23,759	168,452
Redeemed	(31,186)	(256,082)	(125,312)	(1,140,613)
	(3,026)	(32,920)	58,926	457,764
R Class/Shares Authorized	20,000,000		20,000,000
Sold	63,170	524,686	363,848	3,499,635
Issued in reinvestment of distributions	—	—	52,801	385,450
Redeemed	(63,836)	(532,070)	(309,653)	(3,147,708)
	(666)	(7,384)	106,996	737,377
Net increase (decrease)	(1,154,763)	$(9,839,837)	2,062,381	$16,997,949

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$56,459,301	—
Canada	$115,391,531	94,786,318	—
China	—	6,518,766	—
Mexico	—	708,430	—
Russia	—	2,331,135	—
South Africa	11,104,637	9,837,955	—
United Kingdom	20,460,341	5,906,916	—
Other Countries	63,297,160	—	—
Exchange-Traded Funds	4,649,668	—	—
Temporary Cash Investments	—	328,800	—
	$214,903,337	$176,877,621	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$315,202,107
Gross tax appreciation of investments	$99,836,878
Gross tax depreciation of investments	(23,258,027)
Net tax appreciation (depreciation) of investments	$76,578,851

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2017, the fund had accumulated short-term capital losses of $(29,750,143) and accumulated long-term capital losses of $(87,695,020), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$8.25	0.01	0.49	0.50	—	$8.75	6.06%	0.67%(4)	0.24%(4)	18%	$362,924
2017	$11.66	—(5)	(2.57)	(2.57)	(0.84)	$8.25	(21.33)%	0.67%	0.05%	27%	$351,207
2016	$7.21	—(5)	4.45	4.45	—	$11.66	61.72%	0.68%	0.06%	11%	$474,952
2015	$11.08	0.02	(3.64)	(3.62)	(0.25)	$7.21	(32.61)%	0.67%	0.21%	17%	$288,172
2014	$9.72	0.04	1.32	1.36	—	$11.08	13.99%	0.67%	0.40%	29%	$455,211
2013	$17.08	0.10	(7.26)	(7.16)	(0.20)	$9.72	(42.43)%	0.68%	0.61%	6%	$419,703
I Class
2017(3)	$8.32	0.02	0.49	0.51	—	$8.83	6.13%	0.47%(4)	0.44%(4)	18%	$15,308
2017	$11.75	0.02	(2.60)	(2.58)	(0.85)	$8.32	(21.17)%	0.47%	0.25%	27%	$14,717
2016	$7.25	0.02	4.48	4.50	—	$11.75	62.07%	0.48%	0.26%	11%	$15,579
2015	$11.14	0.04	(3.67)	(3.63)	(0.26)	$7.25	(32.48)%	0.47%	0.41%	17%	$9,639
2014	$9.75	0.06	1.33	1.39	—	$11.14	14.26%	0.47%	0.60%	29%	$14,375
2013	$17.13	0.14	(7.28)	(7.14)	(0.24)	$9.75	(42.30)%	0.48%	0.81%	6%	$13,976
A Class
2017(3)	$8.11	—(5)	0.47	0.47	—	$8.58	5.80%	0.92%(4)	(0.01)%(4)	18%	$7,935
2017	$11.47	(0.02)	(2.52)	(2.54)	(0.82)	$8.11	(21.45)%	0.92%	(0.20)%	27%	$7,895
2016	$7.11	(0.01)	4.37	4.36	—	$11.47	61.32%	0.93%	(0.19)%	11%	$15,196
2015	$10.94	(0.01)	(3.59)	(3.60)	(0.23)	$7.11	(32.84)%	0.92%	(0.04)%	17%	$7,732
2014	$9.61	0.01	1.32	1.33	—	$10.94	13.84%	0.92%	0.15%	29%	$18,387
2013	$16.90	0.06	(7.19)	(7.13)	(0.16)	$9.61	(42.61)%	0.93%	0.36%	6%	$10,561

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$7.80	(0.03)	0.46	0.43	—	$8.23	5.51%	1.67%(4)	(0.76)%(4)	18%	$2,384
2017	$11.07	(0.09)	(2.43)	(2.52)	(0.75)	$7.80	(22.04)%	1.67%	(0.95)%	27%	$2,284
2016	$6.91	(0.06)	4.22	4.16	—	$11.07	60.20%	1.68%	(0.94)%	11%	$2,589
2015	$10.64	(0.07)	(3.48)	(3.55)	(0.18)	$6.91	(33.36)%	1.67%	(0.79)%	17%	$2,024
2014	$9.42	(0.06)	1.28	1.22	—	$10.64	12.95%	1.67%	(0.60)%	29%	$3,465
2013	$16.56	(0.05)	(7.06)	(7.11)	(0.03)	$9.42	(43.02)%	1.68%	(0.39)%	6%	$2,102
R Class
2017(3)	$8.05	(0.01)	0.47	0.46	—	$8.51	5.71%	1.17%(4)	(0.26)%(4)	18%	$4,770
2017	$11.39	(0.04)	(2.50)	(2.54)	(0.80)	$8.05	(21.63)%	1.17%	(0.45)%	27%	$4,517
2016	$7.08	(0.03)	4.34	4.31	—	$11.39	60.88%	1.18%	(0.44)%	11%	$5,176
2015	$10.89	(0.02)	(3.58)	(3.60)	(0.21)	$7.08	(32.98)%	1.17%	(0.29)%	17%	$2,534
2014	$9.59	(0.01)	1.31	1.30	—	$10.89	13.56%	1.17%	(0.10)%	29%	$3,494
2013	$16.86	0.03	(7.18)	(7.15)	(0.12)	$9.59	(42.74)%	1.18%	0.11%	6%	$2,574

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 1802

Semiannual Report

December 31, 2017

Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	4.2%
Microsoft Corp.	3.7%
Alphabet, Inc.*	3.7%
Exxon Mobil Corp.	2.3%
AT&T, Inc.	1.8%
Pfizer, Inc.	1.8%
Intel Corp.	1.7%
Cisco Systems, Inc.	1.7%
JPMorgan Chase & Co.	1.7%
AbbVie, Inc.	1.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Banks	7.5%
Pharmaceuticals	7.0%
Software	6.6%
Semiconductors and Semiconductor Equipment	6.3%
Oil, Gas and Consumable Fuels	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,125.30	$3.54	0.66%
I Class	$1,000	$1,126.60	$2.47	0.46%
A Class	$1,000	$1,123.70	$4.87	0.91%
C Class	$1,000	$1,119.50	$8.87	1.66%
R Class	$1,000	$1,122.40	$6.21	1.16%
R5 Class	$1,000	$1,126.20	$2.47	0.46%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
R5 Class	$1,000	$1,022.89	$2.35	0.46%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.6%
Boeing Co. (The)	119,731	$35,309,869
General Dynamics Corp.	110,009	22,381,331
		57,691,200
Auto Components — 0.8%
Aptiv plc	55,990	4,749,632
BorgWarner, Inc.	249,800	12,762,282
Magna International, Inc.	18,500	1,048,395
		18,560,309
Automobiles — 1.0%
Ford Motor Co.	1,808,935	22,593,598
Banks — 7.5%
Bank of America Corp.	877,965	25,917,527
BB&T Corp.	346,996	17,252,641
Citigroup, Inc.	26,673	1,984,738
JPMorgan Chase & Co.	349,816	37,409,323
PNC Financial Services Group, Inc. (The)	92,485	13,344,661
SunTrust Banks, Inc.	329,314	21,270,391
U.S. Bancorp	457,689	24,522,977
Wells Fargo & Co.	429,172	26,037,865
		167,740,123
Beverages — 0.1%
Coca-Cola Co. (The)	28,181	1,292,944
Biotechnology — 4.3%
AbbVie, Inc.	373,385	36,110,064
Amgen, Inc.	165,317	28,748,626
Biogen, Inc.(1)	16,211	5,164,338
Gilead Sciences, Inc.	373,320	26,744,645
		96,767,673
Capital Markets — 2.2%
Moelis & Co., Class A	323,772	15,702,942
Nasdaq, Inc.	228,643	17,566,642
Thomson Reuters Corp.	360,974	15,734,856
		49,004,440
Chemicals — 3.7%
Air Products & Chemicals, Inc.	132,726	21,777,682
Cabot Corp.	23,947	1,474,896
Eastman Chemical Co.	245,703	22,761,926
FMC Corp.	119,425	11,304,771
Monsanto Co.	45,919	5,362,421
PPG Industries, Inc.	173,464	20,264,064
		82,945,760
Commercial Services and Supplies — 0.8%
Waste Management, Inc.	210,962	18,206,021
Communications Equipment — 1.8%
Cisco Systems, Inc.	978,880	37,491,104

6

	Shares	Value
F5 Networks, Inc.(1)	25,784	$3,383,376
		40,874,480
Containers and Packaging — 0.8%
WestRock Co.	294,303	18,602,893
Diversified Consumer Services — 0.6%
H&R Block, Inc.	535,553	14,042,200
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	85,040	16,856,629
Leucadia National Corp.	58,048	1,537,691
		18,394,320
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,064,176	41,375,163
Verizon Communications, Inc.	532,163	28,167,387
		69,542,550
Electric Utilities — 0.9%
FirstEnergy Corp.	574,107	17,579,156
PG&E Corp.	28,491	1,277,252
Portland General Electric Co.	18,669	850,933
		19,707,341
Electrical Equipment — 1.1%
Emerson Electric Co.	330,656	23,043,416
Rockwell Automation, Inc.	7,688	1,509,539
		24,552,955
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	383,214	12,259,016
National Instruments Corp.	198,944	8,282,039
		20,541,055
Energy Equipment and Services — 2.1%
Halliburton Co.	474,241	23,176,158
Schlumberger Ltd.	341,640	23,023,119
		46,199,277
Equity Real Estate Investment Trusts (REITs) — 5.2%
Apple Hospitality REIT, Inc.	835,287	16,379,978
EPR Properties	85,129	5,572,544
Hospitality Properties Trust	267,093	7,972,726
Lexington Realty Trust	1,159,767	11,191,752
Piedmont Office Realty Trust, Inc., Class A	460,707	9,034,464
ProLogis, Inc.	241,445	15,575,617
Select Income REIT	578,870	14,547,003
Senior Housing Properties Trust	716,061	13,712,568
VEREIT, Inc.	92,324	719,204
Washington Prime Group, Inc.	490,838	3,494,767
WP Carey, Inc.	258,701	17,824,499
		116,025,122
Food and Staples Retailing — 1.0%
CVS Health Corp.	311,243	22,565,117
Food Products — 1.9%
Campbell Soup Co.	266,112	12,802,649
Conagra Brands, Inc.	514,666	19,387,468
Hershey Co. (The)	95,810	10,875,393
		43,065,510

7

	Shares	Value
Health Care Equipment and Supplies — 1.0%
Medtronic plc	25,509	$2,059,852
Zimmer Biomet Holdings, Inc.	162,764	19,640,732
		21,700,584
Health Care Providers and Services — 0.9%
UnitedHealth Group, Inc.	87,369	19,261,370
Hotels, Restaurants and Leisure — 2.8%
Carnival Corp.	185,911	12,338,913
Las Vegas Sands Corp.	264,411	18,373,920
Marriott International, Inc., Class A	16,512	2,241,174
Royal Caribbean Cruises Ltd.	152,266	18,162,288
Wyndham Worldwide Corp.	107,248	12,426,826
		63,543,121
Household Durables — 0.9%
Garmin Ltd.	330,949	19,714,632
Household Products — 1.3%
Colgate-Palmolive Co.	20,731	1,564,154
Kimberly-Clark Corp.	178,317	21,515,729
Procter & Gamble Co. (The)	61,207	5,623,699
		28,703,582
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	185,602	28,463,923
Insurance — 1.7%
Aflac, Inc.	32,703	2,870,669
Allstate Corp. (The)	153,787	16,103,037
Principal Financial Group, Inc.	262,402	18,515,085
		37,488,791
Internet and Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	22,360	26,149,349
Internet Software and Services — 4.9%
Alphabet, Inc., Class A(1)	65,512	69,010,341
Alphabet, Inc., Class C(1)	12,380	12,954,432
Facebook, Inc., Class A(1)	154,138	27,199,191
		109,163,964
IT Services — 2.2%
Amdocs Ltd.	38,175	2,499,699
International Business Machines Corp.	193,414	29,673,576
Western Union Co. (The)	878,197	16,694,525
		48,867,800
Machinery — 2.5%
Caterpillar, Inc.	187,821	29,596,833
Cummins, Inc.	115,050	20,322,432
Parker-Hannifin Corp.	12,191	2,433,080
Toro Co. (The)	69,918	4,560,751
		56,913,096
Media — 0.2%
Comcast Corp., Class A	130,419	5,223,281
Time Warner, Inc.	4,621	422,683
		5,645,964
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc.	410,010	4,875,019

8

	Shares	Value
Chimera Investment Corp.	421,161	$7,783,055
Two Harbors Investment Corp.	1,038,317	16,883,035
		29,541,109
Multiline Retail — 0.1%
Target Corp.	54,190	3,535,897
Oil, Gas and Consumable Fuels — 5.7%
Chevron Corp.	223,358	27,962,188
ConocoPhillips	124,061	6,809,708
Exxon Mobil Corp.	610,945	51,099,440
HollyFrontier Corp.	402,671	20,624,809
Valero Energy Corp.	240,971	22,147,644
		128,643,789
Pharmaceuticals — 7.0%
Allergan plc	93,186	15,243,366
Bristol-Myers Squibb Co.	394,637	24,183,355
Eli Lilly & Co.	288,754	24,388,163
Johnson & Johnson	145,590	20,341,835
Merck & Co., Inc.	563,768	31,723,225
Pfizer, Inc.	1,115,858	40,416,377
		156,296,321
Semiconductors and Semiconductor Equipment — 6.3%
Applied Materials, Inc.	359,163	18,360,413
Broadcom Ltd.	12,280	3,154,732
Intel Corp.	831,099	38,363,530
KLA-Tencor Corp.	85,497	8,983,170
Lam Research Corp.	36,106	6,646,031
Maxim Integrated Products, Inc.	109,527	5,726,072
QUALCOMM, Inc.	405,259	25,944,681
Skyworks Solutions, Inc.	39,577	3,757,836
Texas Instruments, Inc.	292,019	30,498,464
		141,434,929
Software — 6.6%
Activision Blizzard, Inc.	159,440	10,095,741
CA, Inc.	442,620	14,730,394
Intuit, Inc.	53,157	8,387,111
Microsoft Corp.	973,040	83,233,842
Oracle Corp. (New York)	646,580	30,570,302
		147,017,390
Specialty Retail — 2.2%
Best Buy Co., Inc.	321,759	22,030,839
Lowe's Cos., Inc.	289,502	26,906,316
		48,937,155
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	559,827	94,739,523
Seagate Technology plc	321,205	13,439,217
		108,178,740
Textiles, Apparel and Luxury Goods — 0.9%
Ralph Lauren Corp.	191,153	19,820,655
TOTAL COMMON STOCKS (Cost $1,615,712,434)		2,217,937,049

9

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $8,422,667), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $8,242,035)		$8,241,028
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $13,762,738), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $13,490,809)		13,490,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,644	13,644
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,744,672)		21,744,672
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,637,457,106)		2,239,681,721
OTHER ASSETS AND LIABILITIES†		658,136
TOTAL NET ASSETS — 100.0%		$2,240,339,857

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,637,457,106)	$2,239,681,721
Receivable for capital shares sold	552,492
Dividends and interest receivable	2,842,497
2,243,076,710

Liabilities
Payable for capital shares redeemed	1,481,884
Accrued management fees	1,201,638
Distribution and service fees payable	53,331
2,736,853

Net Assets	$2,240,339,857

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,600,992,160
Undistributed net investment income	1,436,679
Undistributed net realized gain	35,686,403
Net unrealized appreciation	602,224,615
$2,240,339,857

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,773,152,886	45,120,903	$39.30
I Class, $0.01 Par Value	$266,151,270	6,764,337	$39.35
A Class, $0.01 Par Value	$163,886,160	4,176,134	$39.24*
C Class, $0.01 Par Value	$7,728,402	197,246	$39.18
R Class, $0.01 Par Value	$28,291,609	720,069	$39.29
R5 Class, $0.01 Par Value	$1,129,530	28,704	$39.35
*Maximum offering price $41.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $63,889)	$38,010,012
Interest	63,660
38,073,672

Expenses:
Management fees	6,867,838
Distribution and service fees:
A Class	200,247
C Class	36,560
R Class	71,632
Directors' fees and expenses	62,926
7,239,203

Net investment income (loss)	30,834,469

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	70,520,703
Change in net unrealized appreciation (depreciation) on investments	152,219,188

Net realized and unrealized gain (loss)	222,739,891

Net Increase (Decrease) in Net Assets Resulting from Operations	$253,574,360

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$30,834,469	$43,921,020
Net realized gain (loss)	70,520,703	166,356,130
Change in net unrealized appreciation (depreciation)	152,219,188	90,199,587
Net increase (decrease) in net assets resulting from operations	253,574,360	300,476,737

Distributions to Shareholders
From net investment income:
Investor Class	(25,124,582)	(34,419,168)
I Class	(3,397,485)	(3,932,048)
A Class	(2,085,855)	(3,421,166)
C Class	(66,140)	(78,600)
R Class	(330,162)	(415,721)
R5 Class	(9,054)	(876)
From net realized gains:
Investor Class	(115,716,779)	(26,526,679)
I Class	(17,297,217)	(2,969,981)
A Class	(10,744,526)	(3,357,390)
C Class	(492,924)	(117,408)
R Class	(1,858,973)	(400,365)
R5 Class	(70,441)	—
Decrease in net assets from distributions	(177,194,138)	(75,639,402)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	98,832,966	(74,413,641)

Net increase (decrease) in net assets	175,213,188	150,423,694

Net Assets
Beginning of period	2,065,126,669	1,914,702,975
End of period	$2,240,339,857	$2,065,126,669

Undistributed net investment income	$1,436,679	$1,615,488

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

14

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the

15

independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%
R5 Class		0.0500% to 0.1100%	0.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,285,060 and $7,018,333, respectively. The effect of interfund transactions on the Statement of Operations was $(216,968) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $849,808,113 and $902,362,904, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	370,000,000		370,000,000
Sold	1,758,379	$68,642,637	3,084,504	$111,718,105
Issued in reinvestment of distributions	3,434,766	135,083,455	1,597,377	58,360,090
Redeemed	(4,690,717)	(184,151,515)	(5,816,135)	(211,734,127)
	502,428	19,574,577	(1,134,254)	(41,655,932)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	1,979,773	77,927,653	3,717,548	136,630,528
Issued in reinvestment of distributions	522,800	20,593,086	188,583	6,896,938
Redeemed	(524,779)	(20,717,707)	(2,878,847)	(106,659,157)
	1,977,794	77,803,032	1,027,284	36,868,309
A Class/Shares Authorized	50,000,000		50,000,000
Sold	224,875	8,876,581	818,053	29,492,371
Issued in reinvestment of distributions	296,603	11,642,657	174,011	6,335,289
Redeemed	(489,597)	(19,271,440)	(2,911,497)	(107,408,127)
	31,881	1,247,798	(1,919,433)	(71,580,467)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	19,858	784,662	41,848	1,525,253
Issued in reinvestment of distributions	12,345	483,099	4,561	165,960
Redeemed	(29,932)	(1,163,884)	(50,565)	(1,861,809)
	2,271	103,877	(4,156)	(170,596)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	110,625	4,342,365	306,714	11,145,580
Issued in reinvestment of distributions	18,191	714,460	7,605	277,704
Redeemed	(149,082)	(5,926,763)	(260,870)	(9,471,903)
	(20,266)	(869,938)	53,449	1,951,381
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	23,246	939,817	4,673	175,683
Issued in reinvestment of distributions	2,017	79,495	23	876
Redeemed	(1,179)	(45,692)	(76)	(2,895)
	24,084	973,620	4,620	173,664
Net increase (decrease)	2,518,192	$98,832,966	(1,972,490)	$(74,413,641)

(1)	April 10, 2017 (commencement of sale) through June 30, 2017 for the R5 Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,217,937,049	—	—
Temporary Cash Investments	13,644	$21,731,028	—
	$2,217,950,693	$21,731,028	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,640,822,936
Gross tax appreciation of investments	$628,687,119
Gross tax depreciation of investments	(29,828,334)
Net tax appreciation (depreciation) of investments	$598,858,785

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$37.90	0.57	4.13	4.70	(0.56)	(2.74)	(3.30)	$39.30	12.53%	0.66%(4)	2.87%(4)	40%	$1,773,153
2017	$33.91	0.79	4.55	5.34	(0.76)	(0.59)	(1.35)	$37.90	15.95%	0.67%	2.16%	81%	$1,691,048
2016	$36.78	0.82	(0.61)	0.21	(0.84)	(2.24)	(3.08)	$33.91	1.00%	0.68%	2.40%	79%	$1,551,664
2015	$38.52	0.81	0.29	1.10	(0.79)	(2.05)	(2.84)	$36.78	2.87%	0.67%	2.11%	79%	$1,655,693
2014	$31.58	0.77	6.95	7.72	(0.78)	—	(0.78)	$38.52	24.66%	0.67%	2.17%	76%	$1,708,291
2013	$26.29	0.68	5.27	5.95	(0.66)	—	(0.66)	$31.58	22.86%	0.68%	2.39%	74%	$1,417,796
I Class
2017(3)	$37.94	0.61	4.15	4.76	(0.61)	(2.74)	(3.35)	$39.35	12.66%	0.46%(4)	3.07%(4)	40%	$266,151
2017	$33.95	0.86	4.55	5.41	(0.83)	(0.59)	(1.42)	$37.94	16.16%	0.47%	2.36%	81%	$181,620
2016	$36.82	0.88	(0.60)	0.28	(0.91)	(2.24)	(3.15)	$33.95	1.21%	0.48%	2.60%	79%	$127,626
2015	$38.55	0.88	0.30	1.18	(0.86)	(2.05)	(2.91)	$36.82	3.10%	0.47%	2.31%	79%	$125,872
2014	$31.61	0.84	6.95	7.79	(0.85)	—	(0.85)	$38.55	24.89%	0.47%	2.37%	76%	$89,218
2013	$26.31	0.74	5.27	6.01	(0.71)	—	(0.71)	$31.61	23.12%	0.48%	2.59%	74%	$68,152
A Class
2017(3)	$37.85	0.52	4.12	4.64	(0.51)	(2.74)	(3.25)	$39.24	12.37%	0.91%(4)	2.62%(4)	40%	$163,886
2017	$33.87	0.69	4.55	5.24	(0.67)	(0.59)	(1.26)	$37.85	15.65%	0.92%	1.91%	81%	$156,863
2016	$36.74	0.73	(0.61)	0.12	(0.75)	(2.24)	(2.99)	$33.87	0.75%	0.93%	2.15%	79%	$205,390
2015	$38.48	0.71	0.29	1.00	(0.69)	(2.05)	(2.74)	$36.74	2.62%	0.92%	1.86%	79%	$239,515
2014	$31.55	0.68	6.94	7.62	(0.69)	—	(0.69)	$38.48	24.34%	0.92%	1.92%	76%	$232,471
2013	$26.26	0.63	5.24	5.87	(0.58)	—	(0.58)	$31.55	22.58%	0.93%	2.14%	74%	$191,007

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$37.79	0.37	4.11	4.48	(0.35)	(2.74)	(3.09)	$39.18	11.95%	1.66%(4)	1.87%(4)	40%	$7,728
2017	$33.82	0.42	4.53	4.95	(0.39)	(0.59)	(0.98)	$37.79	14.77%	1.67%	1.16%	81%	$7,368
2016	$36.68	0.47	(0.60)	(0.13)	(0.49)	(2.24)	(2.73)	$33.82	0.01%	1.68%	1.40%	79%	$6,734
2015	$38.42	0.42	0.29	0.71	(0.40)	(2.05)	(2.45)	$36.68	1.86%	1.67%	1.11%	79%	$8,195
2014	$31.50	0.41	6.93	7.34	(0.42)	—	(0.42)	$38.42	23.42%	1.67%	1.17%	76%	$5,445
2013	$26.23	0.41	5.23	5.64	(0.37)	—	(0.37)	$31.50	21.63%	1.68%	1.39%	74%	$1,965
R Class
2017(3)	$37.89	0.47	4.13	4.60	(0.46)	(2.74)	(3.20)	$39.29	12.24%	1.16%(4)	2.37%(4)	40%	$28,292
2017	$33.91	0.60	4.55	5.15	(0.58)	(0.59)	(1.17)	$37.89	15.34%	1.17%	1.66%	81%	$28,052
2016	$36.77	0.65	(0.60)	0.05	(0.67)	(2.24)	(2.91)	$33.91	0.52%	1.18%	1.90%	79%	$23,290
2015	$38.51	0.60	0.31	0.91	(0.60)	(2.05)	(2.65)	$36.77	2.36%	1.17%	1.61%	79%	$15,663
2014	$31.57	0.59	6.95	7.54	(0.60)	—	(0.60)	$38.51	24.05%	1.17%	1.67%	76%	$3,577
2013	$26.28	0.57	5.23	5.80	(0.51)	—	(0.51)	$31.57	22.26%	1.18%	1.89%	74%	$2,050
R5 Class
2017(3)	$37.95	0.52	4.23	4.75	(0.61)	(2.74)	(3.35)	$39.35	12.62%	0.46%(4)	3.07%(4)	40%	$1,130
2017(5)	$37.51	0.20	0.43	0.63	(0.19)	—	(0.19)	$37.95	1.68%	0.47%(4)	2.37%(4)	81%(6)	$175

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 1802

Semiannual Report

December 31, 2017

International Core Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
iShares MSCI EAFE ETF	2.4%
Roche Holding AG	2.0%
Nestle SA	2.0%
HSBC Holdings plc (London)	1.5%
Royal Dutch Shell plc, B Shares	1.4%
Rio Tinto plc	1.4%
BNP Paribas SA	1.4%
Vodafone Group plc	1.4%
Australia & New Zealand Banking Group Ltd.	1.3%
Novartis AG	1.2%

Investments by Country	% of net assets
Japan	24.3%
United Kingdom	16.7%
Germany	9.3%
France	7.5%
Switzerland	7.5%
Australia	5.3%
Netherlands	3.0%
Belgium	2.5%
Spain	2.3%
Sweden	2.3%
Other Countries	15.3%
Exchange-Traded Funds*	3.2%
Cash and Equivalents**	0.8%
* Category may increase exposure to the countries indicated. The Schedule of Investments provides additonal information on the fund's portfolio holdings.
** Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	96.0%
Exchange-Traded Funds	3.2%
Total Equity Exposure	99.2%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.3)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,088.90	$6.00	1.14%
I Class	$1,000	$1,089.80	$4.95	0.94%
A Class	$1,000	$1,087.20	$7.31	1.39%
C Class	$1,000	$1,081.70	$11.23	2.14%
R Class	$1,000	$1,085.90	$8.62	1.64%
Hypothetical
Investor Class	$1,000	$1,019.46	$5.80	1.14%
I Class	$1,000	$1,020.47	$4.79	0.94%
A Class	$1,000	$1,018.20	$7.07	1.39%
C Class	$1,000	$1,014.42	$10.87	2.14%
R Class	$1,000	$1,016.94	$8.34	1.64%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.0%
Australia — 5.3%
Aristocrat Leisure Ltd.	17,722	$326,575
Australia & New Zealand Banking Group Ltd.	20,103	449,029
CIMIC Group Ltd.	7,238	290,248
Dexus	3,158	23,983
Fortescue Metals Group Ltd.	57,563	218,737
Northern Star Resources Ltd.	11,904	56,378
Qantas Airways Ltd.	32,853	128,969
South32 Ltd.	12,689	34,500
Sydney Airport	6,051	33,189
Wesfarmers Ltd.	3,116	107,912
Whitehaven Coal Ltd.	21,574	75,499
Woodside Petroleum Ltd.	2,933	75,805
		1,820,824
Austria — 0.6%
OMV AG	3,309	209,645
Belgium — 2.5%
KBC Group NV	4,390	374,023
Solvay SA	1,699	235,939
Telenet Group Holding NV(1)	3,819	265,880
		875,842
Brazil — 0.5%
Banco Bradesco SA Preference Shares	6,930	71,085
Banco Santander Brasil SA ADR	11,700	113,139
		184,224
China — 1.1%
China Petroleum & Chemical Corp., H Shares	300,000	219,814
Country Garden Holdings Co.	46,000	87,404
Tencent Holdings Ltd.	1,500	77,542
		384,760
Denmark — 0.3%
Vestas Wind Systems A/S	1,525	104,533
Finland — 1.3%
UPM-Kymmene Oyj	6,396	198,457
Valmet Oyj	12,996	256,092
		454,549
France — 7.5%
BNP Paribas SA	6,439	480,181
Casino Guichard Perrachon SA	4,398	266,356
CNP Assurances	10,564	243,759
Eutelsat Communications SA	6,489	149,824
Faurecia	3,647	284,399
Metropole Television SA	7,556	195,208
Peugeot SA	12,321	250,283
Safran SA	715	73,523
Societe Generale SA	348	17,942

6

	Shares	Value
Suez	5,362	$94,262
TOTAL SA	1,330	73,383
Ubisoft Entertainment SA(1)	2,132	164,044
Veolia Environnement SA	11,685	298,129
		2,591,293
Germany — 9.3%
Allianz SE	940	215,273
BASF SE	1,265	138,828
Bayer AG	2,184	271,635
Covestro AG	2,868	294,894
Deutsche Lufthansa AG	8,794	323,269
Deutsche Telekom AG	21,848	387,466
Deutsche Wohnen SE	1,851	80,705
HUGO BOSS AG	2,444	207,312
METRO AG(1)	13,497	269,581
Muenchener Rueckversicherungs-Gesellschaft AG	885	191,859
Rheinmetall AG	2,305	292,690
Schaeffler AG Preference Shares	6,721	118,642
Siemens AG	500	69,375
Vonovia SE	6,851	339,125
		3,200,654
Hong Kong — 1.4%
BOC Hong Kong Holdings Ltd.	10,000	50,579
WH Group Ltd.	194,000	218,676
Wharf Holdings Ltd. (The)	51,000	176,355
Wheelock & Co. Ltd.	8,000	57,159
		502,769
India — 1.5%
Hindustan Unilever Ltd.	3,400	72,721
Maruti Suzuki India Ltd.	2,028	308,646
Yes Bank Ltd.	26,560	130,915
		512,282
Ireland — 0.7%
CRH plc	3,054	109,869
Smurfit Kappa Group plc	3,583	121,132
		231,001
Israel — 0.3%
Check Point Software Technologies Ltd.(1)	900	93,258
Italy — 1.4%
Assicurazioni Generali SpA	4,014	73,081
Ferrari NV	2,617	274,511
Fiat Chrysler Automobiles NV	8,494	151,453
		499,045
Japan — 24.3%
Astellas Pharma, Inc.	10,100	128,281
Bridgestone Corp.	2,700	125,566
Brother Industries Ltd.	7,400	182,655
Canon, Inc.	4,400	163,862
Daiichikosho Co., Ltd.	1,600	79,818
Daito Trust Construction Co. Ltd.	1,600	325,921
FANUC Corp.	500	120,129

7

	Shares	Value
Haseko Corp.	12,600	$195,019
Hitachi Chemical Co. Ltd.	6,100	156,732
Hitachi Construction Machinery Co. Ltd.	7,900	286,562
Kajima Corp.	27,000	259,492
KDDI Corp.	8,800	219,097
Keyence Corp.	100	55,837
Kirin Holdings Co. Ltd.	12,300	309,467
Koito Manufacturing Co. Ltd.	800	56,254
Kuraray Co. Ltd.	5,200	98,149
Miraca Holdings, Inc.	5,200	222,723
Mitsubishi Chemical Holdings Corp.	20,600	226,154
Mitsubishi UFJ Financial Group, Inc.	32,400	237,732
Mixi, Inc.	800	35,935
Mizuho Financial Group, Inc.	69,000	125,332
Nexon Co. Ltd.(1)	4,200	122,053
Nihon Unisys Ltd.	9,100	188,265
Nippon Electric Glass Co. Ltd.	5,700	217,601
Nippon Telegraph & Telephone Corp.	7,900	371,739
NTT DOCOMO, Inc.	14,100	333,067
Pola Orbis Holdings, Inc.	2,900	101,515
Recruit Holdings Co. Ltd.	12,500	310,449
Saizeriya Co., Ltd.	1,200	40,159
Secom Co. Ltd.	4,000	302,090
Sega Sammy Holdings, Inc.	21,100	261,437
SoftBank Group Corp.	700	55,302
Sompo Holdings, Inc.	800	30,843
Sony Corp.	5,600	251,547
Subaru Corp.	5,800	183,633
Sumitomo Mitsui Financial Group, Inc.	1,600	69,104
Suntory Beverage & Food Ltd.	4,700	209,010
Suzuki Motor Corp.	5,500	318,561
Taisei Corp.	5,200	258,649
Tokyo Electron Ltd.	1,900	340,343
Toshiba TEC Corp.	30,000	188,694
Tosoh Corp.	11,900	269,871
Toyota Motor Corp.	4,100	262,547
Trend Micro, Inc.(1)	1,900	107,611
		8,404,807
Netherlands — 3.0%
ING Groep NV	21,849	402,039
Koninklijke Philips NV	8,056	304,770
Philips Lighting NV	6,590	241,885
Unilever NV CVA	1,355	76,130
		1,024,824
Norway — 0.2%
Aker BP ASA	2,598	63,873
Portugal — 1.1%
Galp Energia SGPS SA	14,940	274,464
Jeronimo Martins SGPS SA	5,894	114,463
		388,927

8

	Shares	Value
Singapore — 1.8%
Oversea-Chinese Banking Corp. Ltd.	37,000	$341,842
United Overseas Bank Ltd.	11,800	232,783
Yangzijiang Shipbuilding Holdings Ltd.	57,800	63,523
		638,148
South Korea — 1.9%
LG Household & Health Care Ltd. Preference Shares	270	175,915
Lotte Chemical Corp.	247	84,717
Samsung Electronics Co. Ltd.	94	223,328
SK Hynix, Inc.(1)	1,491	105,278
SK Innovation Co. Ltd.	327	62,268
		651,506
Spain — 2.3%
Amadeus IT Group SA	3,828	275,527
Fomento de Construcciones y Contratas SA(1)	18,446	190,556
Mapfre SA	19,993	64,097
Telefonica SA	28,585	278,322
		808,502
Sweden — 2.3%
Atlas Copco AB, A Shares	2,604	112,154
Electrolux AB, Series B	3,884	124,916
Kinnevik AB, B Shares	7,343	247,646
Svenska Cellulosa AB SCA, B Shares	25,267	259,836
Tele2 AB, B Shares	3,811	46,797
		791,349
Switzerland — 7.5%
ABB Ltd.	1,363	36,450
Credit Suisse Group AG	4,000	71,201
Nestle SA	7,862	675,598
Novartis AG	5,113	432,262
Roche Holding AG	2,739	692,812
Swiss Re AG	3,475	325,284
Zurich Insurance Group AG	1,164	354,005
		2,587,612
Taiwan — 1.2%
Formosa Chemicals & Fibre Corp.	31,000	107,225
Formosa Petrochemical Corp.	22,000	85,269
Pegatron Corp.	46,000	111,175
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,500	99,125
		402,794
United Kingdom — 16.7%
3i Group plc	25,424	313,386
Anglo American plc	8,485	177,338
BHP Billiton plc	20,922	428,246
BP plc	10,000	70,525
British American Tobacco plc	1,450	97,861
BT Group plc	14,626	53,552
Burberry Group plc	11,685	282,496
Centrica plc	71,423	132,244
Evraz plc	26,538	121,735
Experian plc	6,187	135,973

9

	Shares	Value
G4S plc	39,620	$142,429
GlaxoSmithKline plc	23,987	424,278
HSBC Holdings plc (London)	49,932	514,952
Imperial Brands plc	7,448	318,290
International Consolidated Airlines Group SA	31,433	272,528
Legal & General Group plc	37,276	137,213
Marks & Spencer Group plc	8,185	34,713
Rio Tinto plc	9,319	491,830
Royal Dutch Shell plc, B Shares	14,665	494,605
Standard Life Aberdeen plc	39,735	234,091
Taylor Wimpey plc	102,798	286,363
Unilever plc	1,543	85,482
Vodafone Group plc	149,025	470,781
WM Morrison Supermarkets plc	20,000	59,357
		5,780,268
TOTAL COMMON STOCKS (Cost $29,707,297)		33,207,289
EXCHANGE-TRADED FUNDS — 3.2%
iShares MSCI EAFE ETF	12,000	843,720
iShares MSCI Japan ETF	4,136	247,870
TOTAL EXCHANGE-TRADED FUNDS (Cost $997,228)		1,091,590
TEMPORARY CASH INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $383,676)	383,676	383,676
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $31,088,201)		34,682,555
OTHER ASSETS AND LIABILITIES — (0.3)%		(97,494)
TOTAL NET ASSETS — 100.0%		$34,585,061

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	17.7%
Consumer Discretionary	14.5%
Industrials	12.2%
Materials	11.3%
Consumer Staples	9.1%
Information Technology	7.9%
Health Care	7.2%
Telecommunication Services	6.5%
Energy	4.9%
Real Estate	3.2%
Utilities	1.5%
Exchange-Traded Funds	3.2%
Cash and Equivalents*	0.8%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $31,088,201)	$34,682,555
Foreign currency holdings, at value (cost of $5,974)	6,000
Receivable for capital shares sold	52,160
Dividends and interest receivable	86,054
34,826,769

Liabilities
Payable for capital shares redeemed	205,688
Accrued management fees	32,162
Distribution and service fees payable	2,235
Accrued foreign taxes	1,623
241,708

Net Assets	$34,585,061

Net Assets Consist of:
Capital (par value and paid-in surplus)	$34,484,068
Distributions in excess of net investment income	(339,548)
Accumulated net realized loss	(3,154,339)
Net unrealized appreciation	3,594,880
$34,585,061

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$23,001,946	2,402,128	$9.58
I Class, $0.01 Par Value	$5,244,409	546,996	$9.59
A Class, $0.01 Par Value	$4,424,326	460,949	$9.60*
C Class, $0.01 Par Value	$1,261,586	131,797	$9.57
R Class, $0.01 Par Value	$652,794	68,170	$9.58
* Maximum offering price $10.19 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $21,944)	$340,675
Interest	1,580
342,255

Expenses:
Management fees	185,174
Distribution and service fees:
A Class	4,691
C Class	6,115
R Class	1,896
Directors' fees and expenses	970
198,846

Net investment income (loss)	143,409

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,645,367
Foreign currency translation transactions	3,577
1,648,944

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $7,289)	940,816
Translation of assets and liabilities in foreign currencies	(298)
940,518

Net realized and unrealized gain (loss)	2,589,462

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,732,871

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$143,409	$619,263
Net realized gain (loss)	1,648,944	1,330,949
Change in net unrealized appreciation (depreciation)	940,518	3,183,851
Net increase (decrease) in net assets resulting from operations	2,732,871	5,134,063

Distributions to Shareholders
From net investment income:
Investor Class	(516,137)	(587,847)
I Class	(127,810)	(41,732)
A Class	(83,615)	(131,570)
C Class	(15,744)	(17,203)
R Class	(11,337)	(13,240)
Decrease in net assets from distributions	(754,643)	(791,592)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,396,230	(3,134,230)

Redemption Fees
Increase in net assets from redemption fees	1,256	14,164

Net increase (decrease) in net assets	4,375,714	1,222,405

Net Assets
Beginning of period	30,209,347	28,986,942
End of period	$34,585,061	$30,209,347

Undistributed (distributions in excess of) net investment income	$(339,548)	$271,686

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating

15

the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.8180% to 1.0000%	0.2500% to 0.3100%	1.14%
I Class		0.0500% to 0.1100%	0.94%
A Class		0.2500% to 0.3100%	1.14%
C Class		0.2500% to 0.3100%	1.14%
R Class		0.2500% to 0.3100%	1.14%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $186,706 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(6,478) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $18,661,101 and $16,797,537, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	391,117	$3,682,731	1,400,301	$11,621,285
Issued in reinvestment of distributions	53,279	506,681	73,609	571,945
Redeemed	(367,322)	(3,477,507)	(1,698,539)	(13,938,911)
	77,074	711,905	(224,629)	(1,745,681)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	155,050	1,457,230	405,635	3,562,135
Issued in reinvestment of distributions	13,145	125,144	5,364	41,732
Redeemed	(77,391)	(735,182)	(107,974)	(878,910)
	90,804	847,192	303,025	2,724,957
A Class/Shares Authorized	20,000,000		20,000,000
Sold	113,017	1,077,411	79,860	659,464
Issued in reinvestment of distributions	8,758	83,549	16,881	131,504
Redeemed	(27,644)	(261,883)	(565,166)	(4,769,422)
	94,131	899,077	(468,425)	(3,978,454)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	11,504	106,830	29,282	243,300
Issued in reinvestment of distributions	1,529	14,542	2,029	15,765
Redeemed	(8,408)	(78,510)	(52,144)	(420,543)
	4,625	42,862	(20,833)	(161,478)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	9,529	89,865	13,164	111,074
Issued in reinvestment of distributions	1,192	11,337	1,704	13,240
Redeemed	(21,434)	(206,008)	(11,773)	(97,888)
	(10,713)	(104,806)	3,095	26,426
Net increase (decrease)	255,921	$2,396,230	(407,767)	$(3,134,230)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$305,522	$32,901,767	—
Exchange-Traded Funds	1,091,590	—	—
Temporary Cash Investments	383,676	—	—
	$1,780,788	$32,901,767	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$31,090,264
Gross tax appreciation of investments	$4,155,184
Gross tax depreciation of investments	(562,893)
Net tax appreciation (depreciation) of investments	$3,592,291

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2017 the fund had accumulated short-term capital losses of $(4,476,513) and accumulated long-term capital losses of $(324,714), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2018*	Unlimited (Short-Term)	Unlimited (Long-Term)
$(1,979,923)	$(2,496,590)	$(324,714)

*As a result of a shift in ownership of the fund, the utilization of these capital loss carryovers are limited.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.01	0.04	0.75	0.79	(0.22)	$9.58	8.89%	1.14%(4)	0.91%(4)	51%	$23,002
2017	$7.71	0.18	1.33	1.51	(0.21)	$9.01	19.92%	1.15%	2.19%	113%	$20,938
2016	$8.89	0.16	(1.18)	(1.02)	(0.16)	$7.71	(11.53)%	1.17%	1.94%	117%	$19,646
2015	$9.68	0.24	(0.75)	(0.51)	(0.28)	$8.89	(5.11)%	1.15%	2.67%	96%	$22,366
2014	$7.77	0.26	1.76	2.02	(0.11)	$9.68	26.15%	1.15%	2.61%	125%	$11,859
2013	$6.66	0.22	1.13	1.35	(0.24)	$7.77	20.60%	1.16%	2.85%	101%	$3,233
I Class
2017(3)	$9.02	0.05	0.76	0.81	(0.24)	$9.59	8.98%	0.94%(4)	1.11%(4)	51%	$5,244
2017	$7.72	0.20	1.33	1.53	(0.23)	$9.02	20.26%	0.95%	2.39%	113%	$4,117
2016	$8.90	0.17	(1.17)	(1.00)	(0.18)	$7.72	(11.34)%	0.97%	2.14%	117%	$1,183
2015	$9.69	0.26	(0.75)	(0.49)	(0.30)	$8.90	(4.91)%	0.95%	2.87%	96%	$1,621
2014	$7.78	0.28	1.76	2.04	(0.13)	$9.69	26.37%	0.95%	2.81%	125%	$921
2013	$6.67	0.22	1.15	1.37	(0.26)	$7.78	20.81%	0.96%	3.05%	101%	$504
A Class
2017(3)	$9.01	0.03	0.75	0.78	(0.19)	$9.60	8.72%	1.39%(4)	0.66%(4)	51%	$4,424
2017	$7.71	0.15	1.34	1.49	(0.19)	$9.01	19.74%	1.40%	1.94%	113%	$3,307
2016	$8.89	0.13	(1.17)	(1.04)	(0.14)	$7.71	(11.75)%	1.42%	1.69%	117%	$6,441
2015	$9.67	0.24	(0.76)	(0.52)	(0.26)	$8.89	(5.25)%	1.40%	2.42%	96%	$8,196
2014	$7.76	0.16	1.84	2.00	(0.09)	$9.67	25.87%	1.40%	2.36%	125%	$3,164
2013	$6.65	0.19	1.15	1.34	(0.23)	$7.76	20.34%	1.41%	2.60%	101%	$2,162

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$8.96	—(5)	0.73	0.73	(0.12)	$9.57	8.17%	2.14%(4)	(0.09)%(4)	51%	$1,262
2017	$7.66	0.10	1.33	1.43	(0.13)	$8.96	18.96%	2.15%	1.19%	113%	$1,139
2016	$8.84	0.08	(1.18)	(1.10)	(0.08)	$7.66	(12.48)%	2.17%	0.94%	117%	$1,134
2015	$9.62	0.13	(0.72)	(0.59)	(0.19)	$8.84	(6.02)%	2.15%	1.67%	96%	$1,141
2014	$7.72	0.14	1.78	1.92	(0.02)	$9.62	24.92%	2.15%	1.61%	125%	$1,081
2013	$6.62	0.14	1.13	1.27	(0.17)	$7.72	19.40%	2.16%	1.85%	101%	$974
R Class
2017(3)	$8.98	0.02	0.75	0.77	(0.17)	$9.58	8.59%	1.64%(4)	0.41%(4)	51%	$653
2017	$7.69	0.14	1.32	1.46	(0.17)	$8.98	19.36%	1.65%	1.69%	113%	$709
2016	$8.86	0.12	(1.17)	(1.05)	(0.12)	$7.69	(11.90)%	1.67%	1.44%	117%	$583
2015	$9.65	0.16	(0.72)	(0.56)	(0.23)	$8.86	(5.61)%	1.65%	2.17%	96%	$538
2014	$7.74	0.19	1.79	1.98	(0.07)	$9.65	25.62%	1.65%	2.11%	125%	$1,242
2013	$6.64	0.17	1.14	1.31	(0.21)	$7.74	19.93%	1.66%	2.35%	101%	$956

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91450 1802

Semiannual Report

December 31, 2017

Multi-Asset Real Return Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2017
Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	41.2%
Foreign Common Stocks*	15.9%
Corporate Bonds	13.0%
Collateralized Mortgage Obligations	7.8%
U.S. Treasury Securities	5.1%
Commercial Mortgage-Backed Securities	4.1%
Sovereign Governments and Agencies	4.1%
Exchange-Traded Funds	3.7%
Asset-Backed Securities	2.2%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	(0.1)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,065.30	$4.69	0.90%
I Class	$1,000	$1,066.00	$3.65	0.70%
A Class	$1,000	$1,062.70	$5.98	1.15%
C Class	$1,000	$1,058.80	$9.86	1.90%
R Class	$1,000	$1,061.40	$7.27	1.40%
R5 Class	$1,000	$1,066.00	$3.65	0.70%
Hypothetical
Investor Class	$1,000	$1,020.67	$4.58	0.90%
I Class	$1,000	$1,021.68	$3.57	0.70%
A Class	$1,000	$1,019.41	$5.85	1.15%
C Class	$1,000	$1,015.63	$9.65	1.90%
R Class	$1,000	$1,018.15	$7.12	1.40%
R5 Class	$1,000	$1,021.68	$3.57	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 57.1%
Aerospace and Defense — 1.7%
Boeing Co. (The)	280	$82,575
Curtiss-Wright Corp.	396	48,253
Huntington Ingalls Industries, Inc.	295	69,531
MTU Aero Engines AG	198	35,413
		235,772
Airlines — 0.4%
International Consolidated Airlines Group SA	6,610	57,975
Banks — 3.5%
Bank of America Corp.	2,922	86,258
Citigroup, Inc.	1,074	79,916
Comerica, Inc.	530	46,009
HSBC Holdings plc ADR	1,633	84,328
JPMorgan Chase & Co.	790	84,483
PNC Financial Services Group, Inc. (The)	473	68,249
Regions Financial Corp.	2,497	43,148
		492,391
Beverages — 0.4%
PepsiCo, Inc.	456	54,684
Biotechnology — 1.0%
AbbVie, Inc.	423	40,908
Amgen, Inc.	230	39,997
Biogen, Inc.(1)	168	53,520
		134,425
Capital Markets — 0.5%
Brookfield Asset Management, Inc., Class A	557	24,248
Morgan Stanley	837	43,917
		68,165
Chemicals — 1.8%
Air Products & Chemicals, Inc.	116	19,033
Arkema SA	115	13,975
BASF SE	128	14,047
Celanese Corp., Series A	162	17,347
Clariant AG	545	15,218
Covestro AG	148	15,218
Eastman Chemical Co.	155	14,359
FMC Corp.	171	16,187
Huntsman Corp.	560	18,642
LyondellBasell Industries NV, Class A	154	16,989
Olin Corp.	469	16,687
Praxair, Inc.	112	17,324

	Shares/ Principal Amount	Value
Sherwin-Williams Co. (The)	36	$14,762
Wacker Chemie AG	76	14,784
Westlake Chemical Corp.	201	21,413
		245,985
Communications Equipment — 0.5%
Cisco Systems, Inc.	1,862	71,315
Construction and Engineering — 0.7%
Eiffage SA	490	53,689
EMCOR Group, Inc.	581	47,497
		101,186
Construction Materials — 0.8%
CRH plc ADR	1,510	54,496
Imerys SA	523	49,268
		103,764
Consumer Finance — 0.3%
American Express Co.	482	47,867
Containers and Packaging — 0.3%
Berry Global Group, Inc.(1)	801	46,995
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	228	45,194
Electric Utilities — 1.7%
Enel SpA	9,110	55,996
FirstEnergy Corp.	1,353	41,429
Great Plains Energy, Inc.	2,114	68,155
NextEra Energy, Inc.	467	72,941
		238,521
Electronic Equipment, Instruments and Components — 0.4%
SYNNEX Corp.	391	53,156
Equity Real Estate Investment Trusts (REITs) — 13.6%
Agree Realty Corp.	167	8,590
Alexandria Real Estate Equities, Inc.	571	74,567
Allied Properties Real Estate Investment Trust	931	31,167
Ascendas Real Estate Investment Trust	6,900	14,029
AvalonBay Communities, Inc.	241	42,997
Camden Property Trust	855	78,711
Canadian Apartment Properties REIT	284	8,432
CapitaLand Commercial Trust	16,100	23,224
CubeSmart	1,200	34,704
CyrusOne, Inc.	259	15,418
Daiwa House REIT Investment Corp.	11	26,130
Dexus	3,258	24,742
Douglas Emmett, Inc.	501	20,571
Empire State Realty Trust, Inc., Class A	1,126	23,117
Equinix, Inc.	61	27,646
Extra Space Storage, Inc.	586	51,246
Gecina SA	470	86,716

	Shares/ Principal Amount	Value
GGP, Inc.	1,030	$24,092
Goodman Group	7,082	46,423
GPT Group (The)	7,270	28,941
Healthcare Trust of America, Inc., Class A	1,943	58,368
Inmobiliaria Colonial Socimi SA	2,071	20,538
Invitation Homes, Inc.	1,953	46,032
Japan Hotel REIT Investment Corp.	26	17,445
Link REIT	7,500	69,499
Macerich Co. (The)	221	14,515
MGM Growth Properties LLC, Class A	698	20,347
Nippon Prologis REIT, Inc.	16	33,826
Orix JREIT, Inc.	14	19,398
Paramount Group, Inc.	2,070	32,810
ProLogis, Inc.	1,971	127,149
Rayonier, Inc.	1,550	49,027
Regency Centers Corp.	1,129	78,104
Retail Properties of America, Inc.	892	11,988
Safestore Holdings plc	5,129	34,583
SBA Communications Corp.(1)	205	33,489
Scentre Group	12,953	42,271
Segro plc	7,880	62,412
Simon Property Group, Inc.	621	106,651
Spirit Realty Capital, Inc.	1,932	16,577
STORE Capital Corp.	1,639	42,680
Sun Communities, Inc.	682	63,276
Sunstone Hotel Investors, Inc.	782	12,926
Taubman Centers, Inc.	97	6,347
UDR, Inc.	1,145	44,105
Unibail-Rodamco SE	110	27,712
UNITE Group plc (The)	3,241	35,207
Vornado Realty Trust	585	45,735
Welltower, Inc.	456	29,079
		1,893,559
Food and Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	708	69,915
Gas Utilities — 0.4%
UGI Corp.	1,247	58,547
Health Care Equipment and Supplies — 1.1%
Baxter International, Inc.	926	59,857
Becton Dickinson and Co.	208	44,525
Danaher Corp.	570	52,907
		157,289
Health Care Providers and Services — 0.6%
Anthem, Inc.	182	40,952
UnitedHealth Group, Inc.	188	41,446
		82,398

	Shares/ Principal Amount	Value
Hotels, Restaurants and Leisure — 2.7%
China Lodging Group Ltd. ADR	103	$14,876
Darden Restaurants, Inc.	744	71,439
Hilton Worldwide Holdings, Inc.	1,084	86,568
Marriott International, Inc., Class A	1,115	151,339
McDonald's Corp.	308	53,013
		377,235
Industrial Conglomerates — 1.1%
3M Co.	299	70,376
Honeywell International, Inc.	543	83,274
		153,650
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(1)	39	45,609
Internet Software and Services — 1.2%
Akamai Technologies, Inc.(1)	814	52,943
Alphabet, Inc., Class A(1)	50	52,670
VeriSign, Inc.(1)	501	57,334
		162,947
IT Services — 1.6%
Accenture plc, Class A	314	48,070
Fidelity National Information Services, Inc.	508	47,798
Total System Services, Inc.	791	62,560
Visa, Inc., Class A	583	66,474
		224,902
Life Sciences Tools and Services — 0.4%
ICON plc(1)	473	53,047
Machinery — 3.4%
Allison Transmission Holdings, Inc.	1,681	72,401
Caterpillar, Inc.	416	65,553
Georg Fischer AG	42	55,396
Oshkosh Corp.	593	53,898
Parker-Hannifin Corp.	408	81,428
Sandvik AB	1,955	34,173
SKF AB, B Shares	1,563	34,659
Stanley Black & Decker, Inc.	458	77,718
		475,226
Metals and Mining — 0.8%
Alcoa Corp.(1)	299	16,107
Anglo American plc	712	14,881
ArcelorMittal(1)	449	14,541
BHP Billiton Ltd.	591	13,604
Rio Tinto plc ADR	287	15,191
Steel Dynamics, Inc.	345	14,880
Vale SA ADR	1,692	20,693
		109,897
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc.	1,183	25,257

	Shares/ Principal Amount	Value
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	1,750	$49,630
Oil, Gas and Consumable Fuels — 1.7%
Andeavor	132	15,093
Caltex Australia Ltd.	533	14,137
Canadian Natural Resources Ltd.	385	13,758
Chevron Corp.	134	16,776
Cimarex Energy Co.	129	15,739
ConocoPhillips	271	14,875
Continental Resources, Inc.(1)	263	13,931
Devon Energy Corp.	334	13,828
Exxon Mobil Corp.	228	19,070
HollyFrontier Corp.	261	13,368
Marathon Petroleum Corp.	257	16,957
Royal Dutch Shell plc, A Shares	497	16,574
TransCanada Corp.	745	36,237
Valero Energy Corp.	196	18,014
		238,357
Paper and Forest Products — 0.2%
Stora Enso OyjR Shares	1,008	15,958
UPM-Kymmene Oyj	526	16,321
		32,279
Pharmaceuticals — 0.7%
Johnson & Johnson	405	56,587
Pfizer, Inc.	1,263	45,746
		102,333
Real Estate Management and Development — 4.9%
Aroundtown SA	2,004	15,435
Ayala Land, Inc.	31,200	27,811
Central Pattana PCL	8,100	21,158
China Vanke Co. Ltd., H Shares	7,200	28,671
CIFI Holdings Group Co. Ltd.	22,000	13,220
City Developments Ltd.	2,600	24,179
CK Asset Holdings Ltd.	6,000	52,445
Country Garden Holdings Co.	19,000	36,102
Deutsche Wohnen SE	1,484	64,704
Iguatemi Empresa de Shopping Centers SA	1,500	17,756
KWG Property Holding Ltd.	5,000	5,817
Longfor Properties Co. Ltd.	8,500	21,298
Megaworld Corp.	106,400	11,000
Mitsui Fudosan Co. Ltd.	2,900	65,012
New World Development Co. Ltd.	9,000	13,522
Nexity SA	317	18,868
Sumitomo Realty & Development Co. Ltd.	2,000	65,645
Sun Hung Kai Properties Ltd.	2,750	45,809
Tricon Capital Group, Inc.	774	7,112
UOL Group Ltd.	4,700	31,162
VGP NV	142	10,572

	Shares/ Principal Amount	Value
Vonovia SE	848	$41,976
Wharf Real Estate Investment Co. Ltd.(1)	6,000	39,934
		679,208
Road and Rail — 1.1%
Norfolk Southern Corp.	460	66,654
Union Pacific Corp.	644	86,360
		153,014
Semiconductors and Semiconductor Equipment — 2.2%
Applied Materials, Inc.	1,012	51,733
Intel Corp.	1,038	47,914
KLA-Tencor Corp.	523	54,952
Lam Research Corp.	263	48,410
MKS Instruments, Inc.	563	53,204
ON Semiconductor Corp.(1)	2,083	43,618
		299,831
Software — 2.8%
Adobe Systems, Inc.(1)	324	56,778
ANSYS, Inc.(1)	310	45,753
Cadence Design Systems, Inc.(1)	1,305	54,575
Fortinet, Inc.(1)	1,075	46,967
Microsoft Corp.	865	73,992
Oracle Corp. (New York)	1,161	54,892
VMware, Inc., Class A(1)	480	60,153
		393,110
Transportation Infrastructure — 0.4%
Societa Iniziative Autostradali e Servizi SpA	2,661	49,501
Water Utilities — 0.5%
American Water Works Co., Inc.	805	73,649
TOTAL COMMON STOCKS (Cost $6,770,282)		7,957,785
CORPORATE BONDS — 13.0%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	$10,000	10,032
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	10,000	9,688
Banks — 0.2%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	14,899
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,596
		25,495
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	10,000	10,335
Chemicals — 0.6%
Ashland LLC, 4.75%, 8/15/22	75,000	78,187
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	10,000	9,661
Consumer Finance — 0.7%
CIT Group, Inc., 5.00%, 8/15/22	40,000	42,500

	Shares/ Principal Amount	Value
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	$50,000	$52,125
		94,625
Containers and Packaging — 1.1%
Berry Global, Inc., 5.50%, 5/15/22	50,000	51,563
Novelis Corp., 6.25%, 8/15/24(2)	50,000	52,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	50,000	51,812
		155,875
Diversified Financial Services — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	21,083
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,035
		31,118
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 4/15/20	20,000	16,650
Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	82,201
Gas Utilities — 0.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	20,182
MPLX LP, 4.875%, 6/1/25	10,000	10,731
		30,913
Health Care Equipment and Supplies — 0.3%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	49,938
Health Care Providers and Services — 1.3%
DaVita, Inc., 5.75%, 8/15/22	50,000	51,469
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	70,000	73,247
HCA, Inc., 4.25%, 10/15/19	50,000	51,188
		175,904
Hotels, Restaurants and Leisure — 1.0%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	40,000	40,500
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	53,187
Scientific Games International, Inc., 7.00%, 1/1/22(2)	50,000	52,813
		146,500
Industrial Conglomerates†
General Electric Co., 4.125%, 10/9/42	5,000	5,246
Internet Software and Services — 0.3%
Netflix, Inc., 5.375%, 2/1/21	40,000	42,450
IT Services — 0.4%
First Data Corp., 7.00%, 12/1/23(2)	50,000	53,000
Media — 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	41,075
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	40,000	39,500
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,691
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	70,000	72,187
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,409
		173,862

	Shares/ Principal Amount	Value
Metals and Mining — 0.7%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$50,000	$49,562
Teck Resources Ltd., 4.75%, 1/15/22	50,000	52,440
		102,002
Multi-Utilities — 0.8%
Calpine Corp., 5.875%, 1/15/24(2)	50,000	51,000
CMS Energy Corp., 8.75%, 6/15/19	8,000	8,707
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	10,231
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,497
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,450
		105,885
Oil, Gas and Consumable Fuels — 2.9%
Antero Resources Corp., 5.125%, 12/1/22	50,000	51,250
Bill Barrett Corp., 7.00%, 10/15/22	75,000	76,781
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	52,125
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	24,000	25,980
Newfield Exploration Co., 5.75%, 1/30/22	40,000	42,900
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	51,437
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	49,750
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	51,469
		401,692
TOTAL CORPORATE BONDS (Cost $1,792,033)		1,811,259
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 7.8%
Private Sponsor Collateralized Mortgage Obligations — 7.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	3,496	3,602
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.54%, 1/1/18(4)	39,142	39,646
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.37%, 1/1/18(4)	22,329	21,783
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.54%, 1/1/18(4)	32,368	32,175
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	33,024	33,727
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	5,093	5,168
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.35%, 1/1/18(4)	20,493	20,314
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.47%, 1/1/18(4)	37,553	38,436
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.64%, 1/1/18(4)	34,286	33,531
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.67%, 1/1/18(4)	8,197	8,321
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 1/1/18(2)(4)	100,000	99,347
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 1/1/18(4)	1,276	1,317

	Shares/ Principal Amount	Value
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	$10,978	$10,489
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.52%, 1/25/18(4)	84,886	83,048
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	9,105	9,587
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	76,415	76,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	70,051	69,608
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.48%, 1/1/18(4)	26,033	26,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.35%, 1/1/18(4)	13,856	13,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	31,901	31,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	39,930	39,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	13,621	13,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 1/1/18(4)	42,586	41,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 1/1/18(4)	77,268	78,125
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 1/1/18(4)	75,050	75,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.61%, 1/1/18(4)	20,646	20,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	17,602	17,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	21,808	21,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	4,761	4,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	5,295	5,551
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	66,968	67,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.81%, 1/1/18(4)	4,194	4,010
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/18(2)(4)	12,884	13,030
		1,061,395
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	21,889	23,010
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,066,981)		1,084,405
U.S. TREASURY SECURITIES — 5.1%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(5)	261,716	298,488
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	408,452	405,951
TOTAL U.S. TREASURY SECURITIES (Cost $708,909)		704,439
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.1%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/18(4)	50,000	53,606

	Shares/ Principal Amount	Value
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	$25,000	$24,274
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 1/1/18(4)	50,000	51,742
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	50,000	50,701
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	50,000	50,791
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.18%, 1/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	50,000	50,090
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/18(4)	75,000	76,632
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/18(2)(4)	50,000	48,463
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	49,208
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	48,998
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	73,299
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $596,102)		577,804
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.1%
Dominican Republic — 1.2%
Dominican Republic International Bond, 6.875%, 1/29/26	150,000	171,414
El Salvador — 0.4%
El Salvador Government International Bond, 8.625%, 2/28/29	50,000	58,625
Russia — 2.5%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	200,000	347,513
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $563,356)		577,552
EXCHANGE-TRADED FUNDS — 3.7%
PowerShares DB Base Metals Fund(1)	9,839	190,975
PowerShares DB Commodity Index Tracking Fund(1)	6,102	101,354
PowerShares DB Energy Fund(1)	12,397	180,129
SPDR Gold Shares(1)	314	38,826
TOTAL EXCHANGE-TRADED FUNDS (Cost $414,601)		511,284
ASSET-BACKED SECURITIES(3) — 2.2%
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.73%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	$49,760	50,101
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	23,912	23,549
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	77,906	76,722
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	17,134	16,952
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	48,065	47,564
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.86%, 1/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	25,000	25,265
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	22,504	22,426
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(2)	25,488	25,369

	Shares/ Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	$21,184	$21,031
TOTAL ASSET-BACKED SECURITIES (Cost $311,256)		308,979
TEMPORARY CASH INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $422,910)	422,910	422,910
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $12,646,430)		13,956,417
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,014)
TOTAL NET ASSETS — 100.0%		$13,945,403
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	344,922	USD	264,710	JPMorgan Chase Bank N.A.	3/21/18	$4,374
AUD	6,027	USD	4,638	JPMorgan Chase Bank N.A.	3/21/18	64
AUD	4,159	USD	3,191	JPMorgan Chase Bank N.A.	3/29/18	54
AUD	4,692	USD	3,622	JPMorgan Chase Bank N.A.	3/29/18	38
USD	516,063	AUD	685,268	JPMorgan Chase Bank N.A.	3/21/18	(18,536)
USD	18,829	AUD	24,075	JPMorgan Chase Bank N.A.	3/21/18	48
USD	25,361	AUD	33,204	JPMorgan Chase Bank N.A.	3/29/18	(541)
USD	144,217	AUD	188,814	JPMorgan Chase Bank N.A.	3/29/18	(3,079)
USD	794	AUD	1,035	JPMorgan Chase Bank N.A.	3/29/18	(13)
USD	6,502	CAD	8,355	Morgan Stanley	3/29/18	(152)
USD	34,946	CAD	44,905	Morgan Stanley	3/29/18	(818)
CHF	12,086	USD	12,313	UBS AG	3/21/18	159
USD	618,638	CHF	608,047	UBS AG	3/21/18	(8,798)
USD	337,110	CHF	331,099	UBS AG	3/21/18	(4,547)
USD	8,594	CHF	8,436	UBS AG	3/21/18	(111)
USD	71,171	CHF	68,980	UBS AG	3/21/18	(8)
USD	7,548	CHF	7,415	Credit Suisse AG	3/29/18	(108)
USD	27,429	CHF	26,943	Credit Suisse AG	3/29/18	(391)
COP	787,126,559	USD	259,778	Goldman Sachs & Co.	3/21/18	2,235
USD	260,465	COP	787,126,559	Goldman Sachs & Co.	3/21/18	(1,548)
EUR	2,532	USD	3,015	JPMorgan Chase Bank N.A.	3/21/18	37
EUR	1,758	USD	2,099	JPMorgan Chase Bank N.A.	3/21/18	20
USD	133,246	EUR	112,164	JPMorgan Chase Bank N.A.	3/21/18	(1,959)
USD	10,954	EUR	9,082	JPMorgan Chase Bank N.A.	3/21/18	7
USD	101,928	EUR	86,040	UBS AG	3/29/18	(1,844)
USD	290,196	EUR	244,961	UBS AG	3/29/18	(5,249)
USD	265,565	EUR	224,169	UBS AG	3/29/18	(4,803)
USD	10,526	EUR	8,825	UBS AG	3/29/18	(118)
USD	15,547	EUR	13,002	UBS AG	3/29/18	(134)
GBP	1	USD	1	Credit Suisse AG	3/21/18	—
USD	61,951	GBP	46,263	Morgan Stanley	3/29/18	(691)
USD	70,019	GBP	52,289	Morgan Stanley	3/29/18	(781)
USD	13,584	GBP	10,144	Morgan Stanley	3/29/18	(151)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	638	GBP	475	Morgan Stanley	3/29/18	$(5)
USD	2,671	GBP	1,981	Morgan Stanley	3/29/18	(11)
USD	659	GBP	486	Morgan Stanley	3/29/18	—
HKD	140,359	USD	17,995	Credit Suisse AG	3/29/18	—
HKD	54,359	USD	6,960	Credit Suisse AG	3/29/18	9
USD	317,360	HKD	2,475,392	Credit Suisse AG	3/29/18	(7)
USD	12,957	HKD	101,181	Credit Suisse AG	3/29/18	(15)
USD	7,629	HKD	59,539	Credit Suisse AG	3/29/18	(4)
HUF	5,355,635	USD	20,486	JPMorgan Chase Bank N.A.	3/21/18	274
USD	524,876	HUF	138,976,666	JPMorgan Chase Bank N.A.	3/21/18	(13,821)
USD	344,167	HUF	91,422,856	JPMorgan Chase Bank N.A.	3/21/18	(10,203)
USD	3,073	HUF	798,214	JPMorgan Chase Bank N.A.	3/21/18	(21)
USD	59,809	HUF	15,383,453	JPMorgan Chase Bank N.A.	3/21/18	180
IDR	13,294,836,656	USD	973,624	Goldman Sachs & Co.	3/21/18	3,940
IDR	2,698,380,459	USD	197,770	Goldman Sachs & Co.	3/21/18	640
IDR	1,006,514,244	USD	73,954	Goldman Sachs & Co.	3/21/18	55
USD	320,841	IDR	4,395,519,685	Goldman Sachs & Co.	3/21/18	(2,360)
INR	376,241	USD	5,826	Goldman Sachs & Co.	3/21/18	25
USD	257,832	INR	16,799,016	Goldman Sachs & Co.	3/21/18	(3,447)
USD	23,110	INR	1,485,325	Goldman Sachs & Co.	3/21/18	8
JPY	428,020	USD	3,801	Credit Suisse AG	3/22/18	13
JPY	108,430,644	USD	961,995	JPMorgan Chase Bank N.A.	3/22/18	4,113
JPY	8,779,219	USD	78,221	JPMorgan Chase Bank N.A.	3/22/18	1
USD	944	JPY	105,834	Credit Suisse AG	3/22/18	1
USD	15,270	JPY	1,708,686	JPMorgan Chase Bank N.A.	3/22/18	45
USD	100,566	JPY	11,256,350	Credit Suisse AG	3/30/18	224
USD	14,995	JPY	1,689,500	Credit Suisse AG	3/30/18	(65)
MYR	1,284,809	USD	315,407	Goldman Sachs & Co.	3/21/18	495
MYR	2,195,141	USD	539,546	Goldman Sachs & Co.	3/21/18	183
MYR	30,222	USD	7,421	Goldman Sachs & Co.	3/21/18	10
MYR	270,998	USD	66,770	Goldman Sachs & Co.	3/21/18	(138)
NOK	3,607,061	USD	432,656	JPMorgan Chase Bank N.A.	3/21/18	7,605
NOK	10,817,205	USD	1,309,952	JPMorgan Chase Bank N.A.	3/21/18	10,344
NOK	1,018,059	USD	124,541	JPMorgan Chase Bank N.A.	3/21/18	(282)
USD	9,046	NOK	75,495	JPMorgan Chase Bank N.A.	3/21/18	(169)
NZD	2,750	USD	1,928	JPMorgan Chase Bank N.A.	3/21/18	19
USD	258,552	NZD	369,983	JPMorgan Chase Bank N.A.	3/21/18	(3,405)
USD	19,140	NZD	26,940	JPMorgan Chase Bank N.A.	3/21/18	65
PHP	11,534,427	USD	226,922	Goldman Sachs & Co.	3/21/18	3,517
USD	1,581	PHP	80,363	Goldman Sachs & Co.	3/21/18	(24)
USD	225,106	PHP	11,454,064	Goldman Sachs & Co.	3/21/18	(3,728)
PLN	66,820	USD	18,907	Goldman Sachs & Co.	3/21/18	295
USD	862,706	PLN	3,089,695	Goldman Sachs & Co.	3/21/18	(25,135)
USD	65,672	PLN	228,132	Goldman Sachs & Co.	3/21/18	117
RUB	25,587,124	USD	430,397	Goldman Sachs & Co.	3/21/18	8,686
RUB	1,800,765	USD	31,009	Goldman Sachs & Co.	3/21/18	(107)
USD	3,908	RUB	231,971	Goldman Sachs & Co.	3/21/18	(73)
USD	4,919	RUB	291,229	Goldman Sachs & Co.	3/21/18	(78)
SEK	1,093,316	USD	129,962	JPMorgan Chase Bank N.A.	3/21/18	3,944

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	17,840	USD	2,146	JPMorgan Chase Bank N.A.	3/29/18	$40
SEK	28,220	USD	3,388	JPMorgan Chase Bank N.A.	3/29/18	70
SEK	33,501	USD	4,046	JPMorgan Chase Bank N.A.	3/29/18	59
USD	130,481	SEK	1,093,316	JPMorgan Chase Bank N.A.	3/21/18	(3,426)
USD	33,371	SEK	281,819	JPMorgan Chase Bank N.A.	3/29/18	(1,164)
USD	9,421	SEK	79,562	JPMorgan Chase Bank N.A.	3/29/18	(329)
USD	44,420	SGD	59,858	Credit Suisse AG	3/29/18	(395)
THB	7,485,835	USD	231,258	Goldman Sachs & Co.	3/21/18	(1,149)
USD	646,486	THB	21,043,131	Goldman Sachs & Co.	3/21/18	(368)
USD	741,059	THB	24,162,234	Goldman Sachs & Co.	3/21/18	(1,674)
USD	8,787	THB	287,786	Goldman Sachs & Co.	3/21/18	(59)
USD	95,075	THB	3,092,796	Goldman Sachs & Co.	3/21/18	4
TRY	1,661,840	USD	421,755	Goldman Sachs & Co.	3/21/18	6,619
TRY	131,933	USD	34,445	Goldman Sachs & Co.	3/21/18	(437)
USD	7,369	TRY	28,873	Goldman Sachs & Co.	3/21/18	(73)
TWD	7,807,479	USD	261,829	JPMorgan Chase Bank N.A.	3/21/18	3,663
TWD	634,031	USD	21,581	JPMorgan Chase Bank N.A.	3/21/18	(21)
USD	4,147	TWD	123,017	JPMorgan Chase Bank N.A.	3/21/18	(36)
						$(64,310)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Index	3	March 2018	EUR	30	$125,732	$(3,177)
FTSE 100 Index	1	March 2018	GBP	10	103,125	1,192
U.S. Treasury 10-Year Notes	1	March 2018	USD	100,000	124,047	(737)
U.S. Treasury 10-Year Ultra Notes	10	March 2018	USD	1,000,000	1,335,625	(6,033)
					$1,688,529	$(8,755)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1	March 2018	EUR	100,000	$157,912	$934
Euro-Bund 10-Year Bonds	1	March 2018	EUR	100,000	193,992	1,370
U.K. Gilt 10-Year Bonds	1	March 2018	GBP	100,000	168,985	(1,163)
					$520,889	$1,141

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$835,000	$64,879	$5,669	$70,548

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	901,000	$(3,243)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	242,000	601
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	2,097,000	(3,838)
Morgan Stanley	BZDIOVRA	Receive	8.64%	1/2/19	BRL	1,949,375	(11,244)
Morgan Stanley	BZDIOVRA	Pay	9.48%	1/2/23	BRL	313,000	(1,095)
Morgan Stanley	BZDIOVRA	Pay	10.16%	1/2/23	BRL	613,625	5,101
							$(13,718)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$500,000	$503	$(21,991)	$(21,488)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.21%	3/13/19	$1,000,000	$(38,246)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	14,729
						$(23,517)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,133,940, which represented 8.1% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $84,089.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $12,646,430)	$13,956,417
Foreign currency holdings, at value (cost of $7,300)	7,532
Deposits with broker for futures contracts	13,085
Receivable for investments sold	43,312
Receivable for variation margin on futures contracts	4,133
Receivable for variation margin on swap agreements	1,300
Unrealized appreciation on forward foreign currency exchange contracts	62,299
Swap agreements, at value	20,431
Interest and dividends receivable	56,941
Other assets	195
14,165,645

Liabilities
Disbursements in excess of demand deposit cash	22,324
Payable for capital shares redeemed	1,000
Payable for variation margin on futures contracts	681
Unrealized depreciation on forward foreign currency exchange contracts	126,609
Swap agreements, at value	57,666
Accrued management fees	10,267
Distribution and service fees payable	1,695
220,242

Net Assets	$13,945,403

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,635,441
Undistributed net investment income	95,229
Accumulated net realized loss	(5,970,004)
Net unrealized appreciation	1,184,737
$13,945,403

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$9,590,805	918,882	$10.44
I Class, $0.01 Par Value	$879,093	83,725	$10.50
A Class, $0.01 Par Value	$1,912,450	184,943	$10.34*
C Class, $0.01 Par Value	$1,436,493	145,037	$9.90
R Class, $0.01 Par Value	$121,188	11,877	$10.20
R5 Class, $0.01 Par Value	$5,374	512	$10.50
*Maximum offering price $10.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$122,720
Dividends (net of foreign taxes withheld of $2,669)	80,786
203,506

Expenses:
Management fees	85,603
Distribution and service fees:
A Class	2,395
C Class	7,787
R Class	295
Directors' fees and expenses	490
Other expenses	1,475
98,045
Fees waived(1)	(16,184)
81,861

Net investment income (loss)	121,645

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	326,490
Forward foreign currency exchange contract transactions	17,890
Futures contract transactions	(1,696)
Swap agreement transactions	36,033
Foreign currency translation transactions	(152)
378,565

Change in net unrealized appreciation (depreciation) on:
Investments	551,003
Forward foreign currency exchange contracts	(29,556)
Futures contracts	(7,457)
Swap agreements	(10,029)
Translation of assets and liabilities in foreign currencies	181
504,142

Net realized and unrealized gain (loss)	882,707

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,004,352

(1)	Amount consists of $11,306, $1,281, $1,916, $1,557, $118 and $6 for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$121,645	$305,710
Net realized gain (loss)	378,565	296,474
Change in net unrealized appreciation (depreciation)	504,142	71,862
Net increase (decrease) in net assets resulting from operations	1,004,352	674,046

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,654,190)	(4,694,573)

Net increase (decrease) in net assets	(4,649,838)	(4,020,527)

Net Assets
Beginning of period	18,595,241	22,615,768
End of period	$13,945,403	$18,595,241

Undistributed (accumulated) net investment income (loss)	$95,229	$(26,416)

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Real Return Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended December 31, 2017, the investment advisor agreed to waive 0.20% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2017 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.7754% to 0.8929%	0.2500% to 0.3100%	1.07%	0.87%
I Class		0.0500% to 0.1100%	0.87%	0.67%
A Class		0.2500% to 0.3100%	1.07%	0.87%
C Class		0.2500% to 0.3100%	1.07%	0.87%
R Class		0.2500% to 0.3100%	1.07%	0.87%
R5 Class		0.0500% to 0.1100%	0.87%	0.67%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the ratio of operating expenses to average net assets was 0.02% for the period ended December 31, 2017.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $106,403 and $147,695, respectively. The effect of interfund transactions on the Statement of Operations was $(10,633) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 2017 totaled $7,549,175, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 totaled $12,474,388, of which $2,331,689 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	27,710	$278,642	540,569	$5,231,779
Redeemed	(460,306)	(4,647,777)	(697,961)	(6,635,097)
	(432,596)	(4,369,135)	(157,392)	(1,403,318)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	229,815	2,341,972	90,757	878,637
Redeemed	(309,311)	(3,154,027)	(73,901)	(703,297)
	(79,496)	(812,055)	16,856	175,340
A Class/Shares Authorized	30,000,000		30,000,000
Sold	5,152	51,917	9,220	86,459
Redeemed	(22,194)	(219,666)	(296,295)	(2,852,863)
	(17,042)	(167,749)	(287,075)	(2,766,404)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	8,025	77,245	1,629	14,706
Redeemed	(39,933)	(383,993)	(78,906)	(723,749)
	(31,908)	(306,748)	(77,277)	(709,043)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	173	1,726	1,038	9,826
Redeemed	(23)	(229)	(627)	(5,974)
	150	1,497	411	3,852
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	512	5,000
Net increase (decrease)	(560,892)	$(5,654,190)	(503,965)	$(4,694,573)

(1)	April 10, 2017 (commencement of sale) through June 30, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$200,359	$35,413	—
Airlines	—	57,975	—
Capital Markets	43,917	24,248	—
Chemicals	172,743	73,242	—
Construction and Engineering	47,497	53,689	—
Construction Materials	54,496	49,268	—
Electric Utilities	182,525	55,996	—
Equity Real Estate Investment Trusts (REITs)	1,240,864	652,695	—
Machinery	350,998	124,228	—
Metals and Mining	66,871	43,026	—
Oil, Gas and Consumable Fuels	193,888	44,469	—
Paper and Forest Products	—	32,279	—
Real Estate Management and Development	—	679,208	—
Transportation Infrastructure	—	49,501	—
Other Industries	3,428,390	—	—
Corporate Bonds	—	1,811,259	—
Collateralized Mortgage Obligations	—	1,084,405	—
U.S. Treasury Securities	—	704,439	—
Commercial Mortgage-Backed Securities	—	577,804	—
Sovereign Governments and Agencies	—	577,552	—
Exchange-Traded Funds	511,284	—	—
Asset-Backed Securities	—	308,979	—
Temporary Cash Investments	422,910	—	—
	$6,916,742	$7,039,675	—
Other Financial Instruments
Futures Contracts	—	$3,496	—
Swap Agreements	—	90,979	—
Forward Foreign Currency Exchange Contracts	—	62,299	—
	—	$156,774	—

Liabilities
Other Financial Instruments
Futures Contracts	$6,770	$4,340	—
Swap Agreements	—	79,154	—
Forward Foreign Currency Exchange Contracts	—	126,609	—
	$6,770	$210,103	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation
(depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $776,667.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these equity price risk derivative instruments held during the period was $59 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $18,785,152.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $950,000 futures contracts purchased and $448,773 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $1,886,318.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $2,866,667.

Value of Derivative Instruments as of December 31, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$908	Payable for variation margin on swap agreements*	—
Equity Price Risk	Receivable for variation margin on futures contracts*	973	Payable for variation margin on futures contracts*	$555
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	62,299	Unrealized depreciation on forward foreign currency exchange contracts	126,609
Interest Rate Risk	Receivable for variation margin on futures contracts*	3,160	Payable for variation margin on futures contracts*	126
Interest Rate Risk	Swap agreements	5,702	Swap agreements	19,420
Other Contracts	Receivable for variation margin on swap agreements*	392	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	14,729	Swap agreements	38,246
		$88,163		$184,956

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$39,632	Change in net unrealized appreciation (depreciation) on swap agreements	$(13,720)
Equity Price Risk	Net realized gain (loss) on futures contract transactions	9,085	Change in net unrealized appreciation (depreciation) on futures contracts	(1,828)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	17,890	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(29,556)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(10,781)	Change in net unrealized appreciation (depreciation) on futures contracts	(5,629)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(4,699)	Change in net unrealized appreciation (depreciation) on swap agreements	(13,718)
Other Contracts	Net realized gain (loss) on swap agreement transactions	1,100	Change in net unrealized appreciation (depreciation) on swap agreements	17,409
		$52,227		$(47,042)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$14,729	$(14,729)	—	—
Barclays Bank plc	601	(601)	—	—
Credit Suisse AG	247	(247)	—	—
Goldman Sachs & Co.	26,829	(26,829)	—	—
JPMorgan Chase Bank N.A.	35,064	(35,064)	—	—
Morgan Stanley	5,101	(5,101)	—	—
UBS AG	159	(159)	—	—
	$82,730	$(82,730)	—	—

Liabilities
Bank of America N.A.	$38,246	$(14,729)	—	$23,517
Barclays Bank plc	3,243	(601)	—	2,642
Credit Suisse AG	985	(247)	—	738
Goldman Sachs & Co.	40,398	(26,829)	—	13,569
JPMorgan Chase Bank N.A.	57,005	(35,064)	—	21,941
Morgan Stanley	18,786	(5,101)	—	13,685
UBS AG	25,612	(159)	—	25,453
	$184,275	$(82,730)	—	$101,545

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,689,668
Gross tax appreciation of investments	$1,344,688
Gross tax depreciation of investments	(77,939)
Net tax appreciation (depreciation) of investments	$1,266,749

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2017, the fund had accumulated short-term capital losses of $(3,484,056) and accumulated long-term capital losses of $(2,793,520), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2017, the fund had late-year ordinary loss deferrals of $(9,536), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(4)	$9.80	0.08	0.56	0.64	—	$10.44	6.53%	0.90%(5)	1.10%(5)	1.62%(5)	1.42%(5)	48%	$9,591
2017	$9.43	0.16	0.21	0.37	—	$9.80	3.92%	0.89%	1.09%	1.68%	1.48%	173%	$13,250
2016	$9.54	0.04	(0.15)	(0.11)	—	$9.43	(1.15)%	0.90%	1.10%	0.47%	0.27%	152%	$14,230
2015	$10.50	0.02	(0.89)	(0.87)	(0.09)	$9.54	(8.35)%	0.89%	1.09%	0.24%	0.04%	93%	$24,054
2014	$9.92	0.03	0.57	0.60	(0.02)	$10.50	6.09%	0.91%	1.09%	0.27%	0.09%	87%	$28,261
2013	$9.99	(0.03)	(0.04)	(0.07)	—	$9.92	(0.70)%	1.09%	1.09%	(0.31)%	(0.31)%	85%	$45,728
I Class
2017(4)	$9.85	0.09	0.56	0.65	—	$10.50	6.60%	0.70%(5)	0.90%(5)	1.82%(5)	1.62%(5)	48%	$879
2017	$9.46	0.18	0.21	0.39	—	$9.85	4.12%	0.69%	0.89%	1.88%	1.68%	173%	$1,608
2016	$9.55	0.08	(0.17)	(0.09)	—	$9.46	(0.94)%	0.70%	0.90%	0.67%	0.47%	152%	$1,384
2015	$10.53	0.04	(0.89)	(0.85)	(0.13)	$9.55	(8.15)%	0.69%	0.89%	0.44%	0.24%	93%	$1,102
2014	$9.94	0.05	0.58	0.63	(0.04)	$10.53	6.28%	0.71%	0.89%	0.47%	0.29%	87%	$1,360
2013	$9.99	(0.02)	(0.03)	(0.05)	—	$9.94	(0.40)%	0.89%	0.89%	(0.11)%	(0.11)%	85%	$2,995

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(4)	$9.73	0.07	0.54	0.61	—	$10.34	6.27%	1.15%(5)	1.35%(5)	1.37%(5)	1.17%(5)	48%	$1,912
2017	$9.38	0.13	0.22	0.35	—	$9.73	3.73%	1.14%	1.34%	1.43%	1.23%	173%	$1,964
2016	$9.51	0.03	(0.16)	(0.13)	—	$9.38	(1.37)%	1.15%	1.35%	0.22%	0.02%	152%	$4,587
2015	$10.45	—(6)	(0.89)	(0.89)	(0.05)	$9.51	(8.59)%	1.14%	1.34%	(0.01)%	(0.21)%	93%	$8,385
2014	$9.87	—(6)	0.58	0.58	—	$10.45	5.88%	1.16%	1.34%	0.02%	(0.16)%	87%	$14,044
2013	$9.97	(0.05)	(0.05)	(0.10)	—	$9.87	(1.00)%	1.34%	1.34%	(0.56)%	(0.56)%	85%	$23,108
C Class
2017(4)	$9.35	0.03	0.52	0.55	—	$9.90	5.88%	1.90%(5)	2.10%(5)	0.62%(5)	0.42%(5)	48%	$1,436
2017	$9.09	0.06	0.20	0.26	—	$9.35	2.86%	1.89%	2.09%	0.68%	0.48%	173%	$1,655
2016	$9.28	(0.05)	(0.14)	(0.19)	—	$9.09	(2.05)%	1.90%	2.10%	(0.53)%	(0.73)%	152%	$2,310
2015	$10.23	(0.08)	(0.87)	(0.95)	—	$9.28	(9.29)%	1.89%	2.09%	(0.76)%	(0.96)%	93%	$5,479
2014	$9.74	(0.07)	0.56	0.49	—	$10.23	5.03%	1.91%	2.09%	(0.73)%	(0.91)%	87%	$9,029
2013	$9.90	(0.12)	(0.04)	(0.16)	—	$9.74	(1.62)%	2.09%	2.09%	(1.31)%	(1.31)%	85%	$11,025
R Class
2017(4)	$9.61	0.06	0.53	0.59	—	$10.20	6.14%	1.40%(5)	1.60%(5)	1.12%(5)	0.92%(5)	48%	$121
2017	$9.29	0.11	0.21	0.32	—	$9.61	3.44%	1.39%	1.59%	1.18%	0.98%	173%	$113
2016	$9.44	0.01	(0.16)	(0.15)	—	$9.29	(1.59)%	1.40%	1.60%	(0.03)%	(0.23)%	152%	$105
2015	$10.38	(0.03)	(0.89)	(0.92)	(0.02)	$9.44	(8.88)%	1.39%	1.59%	(0.26)%	(0.46)%	93%	$106
2014	$9.83	(0.02)	0.57	0.55	—	$10.38	5.60%	1.41%	1.59%	(0.23)%	(0.41)%	87%	$116
2013	$9.94	(0.08)	(0.03)	(0.11)	—	$9.83	(1.11)%	1.59%	1.59%	(0.81)%	(0.81)%	85%	$136

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2017(4)	$9.85	0.10	0.55	0.65	—	$10.50	6.60%	0.70%(5)	0.90%(5)	1.82%(5)	1.62%(5)	48%	$5
2017(7)	$9.77	0.05	0.03	0.08	—	$9.85	0.82%	0.69%(5)	0.89%(5)	2.42%(5)	2.22%(5)	173%(8)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2017 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through June 30, 2017.

(8)	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91458 1802

Semiannual Report

December 31, 2017

NT Core Equity Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2017
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.82%
Alphabet, Inc., Class A	3.53%
Amazon.com, Inc.	2.78%
Microsoft Corp.	2.57%
JPMorgan Chase & Co.	2.43%
Exxon Mobil Corp.	2.38%
Facebook, Inc., Class A	2.20%
Bank of America Corp.	2.10%
Intel Corp.	1.79%
UnitedHealth Group, Inc.	1.69%

Top Five Short Holdings	% of net assets
SM Energy Co.	(0.92)%
TRI Pointe Group, Inc.	(0.89)%
WEX, Inc.	(0.88)%
CF Industries Holdings, Inc.	(0.87)%
ICU Medical, Inc.	(0.85)%

Types of Investments in Portfolio	% of net assets
Common Stocks	129.2%
Common Stocks Sold Short	(30.3)%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,118.70	$4.06	0.76%
Hypothetical
G Class	$1,000	$1,021.37	$3.87	0.76%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 129.2%
Aerospace and Defense — 2.5%
Arconic, Inc.	47,561	$1,296,037
Boeing Co. (The)(1)	31,826	9,385,806
Curtiss-Wright Corp.	9,327	1,136,495
Moog, Inc., Class A(2)	38,116	3,310,374
		15,128,712
Auto Components — 1.7%
Aptiv plc	51,534	4,371,629
BorgWarner, Inc.	95,415	4,874,752
Delphi Technologies plc(2)	17,178	901,330
		10,147,711
Automobiles — 0.9%
Ford Motor Co.	418,014	5,220,995
Banks — 9.3%
Bank of America Corp.(1)	429,297	12,672,847
Citigroup, Inc.	17,059	1,269,360
Fifth Third Bancorp	155,866	4,728,974
First Citizens BancShares, Inc., Class A	5,744	2,314,832
JPMorgan Chase & Co.(1)	137,171	14,669,067
SunTrust Banks, Inc.(1)	85,796	5,541,564
U.S. Bancorp(1)	127,820	6,848,596
Wells Fargo & Co.(1)	135,472	8,219,086
		56,264,326
Beverages†
Coca-Cola Co. (The)	640	29,363
Biotechnology — 3.7%
AbbVie, Inc.	58,743	5,681,036
Alexion Pharmaceuticals, Inc.(2)	18,768	2,244,465
Amgen, Inc.	27,214	4,732,515
Biogen, Inc.(2)	10,049	3,201,310
Celgene Corp.(2)	32,457	3,387,212
Gilead Sciences, Inc.	25,841	1,851,249
United Therapeutics Corp.(2)	9,012	1,333,325
		22,431,112
Building Products — 0.8%
Owens Corning	54,398	5,001,352
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	22,170	4,550,393
Evercore, Inc., Class A	52,538	4,728,420
Moelis & Co., Class A	29,378	1,424,833
Nasdaq, Inc.	38,768	2,978,545
		13,682,191
Chemicals — 5.8%
Air Products & Chemicals, Inc.(1)	34,625	5,681,270
Cabot Corp.	63,385	3,903,882
Celanese Corp., Series A	3,387	362,680

4

	Shares	Value
Chemours Co. (The)	21,570	$1,079,794
Eastman Chemical Co.	10,179	942,983
FMC Corp.	39,110	3,702,153
Huntsman Corp.	162,346	5,404,498
Monsanto Co.	11,004	1,285,047
Platform Specialty Products Corp.(2)	142,486	1,413,461
PolyOne Corp.	34,728	1,510,668
PPG Industries, Inc.	46,303	5,409,117
WR Grace & Co.	63,018	4,419,452
		35,115,005
Commercial Services and Supplies — 1.5%
MSA Safety, Inc.	50,778	3,936,310
Pitney Bowes, Inc.	53,350	596,453
Waste Management, Inc.	48,682	4,201,257
		8,734,020
Communications Equipment — 2.0%
Ciena Corp.(2)	89,495	1,873,131
Cisco Systems, Inc.(1)	264,731	10,139,197
F5 Networks, Inc.(2)	2,468	323,851
		12,336,179
Construction and Engineering†
Jacobs Engineering Group, Inc.	3,943	260,080
Consumer Finance — 0.7%
OneMain Holdings, Inc.(2)	164,261	4,269,143
Containers and Packaging — 0.1%
Berry Global Group, Inc.(2)	12,796	750,741
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.	84,223	3,541,577
Grand Canyon Education, Inc.(2)	6,797	608,536
		4,150,113
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(2)	22,356	4,431,406
Leucadia National Corp.	159,345	4,221,049
		8,652,455
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	109,828	4,270,112
Verizon Communications, Inc.	10,003	529,459
		4,799,571
Electric Utilities — 0.7%
FirstEnergy Corp.	131,375	4,022,703
Electrical Equipment — 0.9%
Eaton Corp. plc	61,742	4,878,235
Generac Holdings, Inc.(2)	10,232	506,689
Regal Beloit Corp.	3,363	257,606
		5,642,530
Electronic Equipment, Instruments and Components — 0.6%
Jabil, Inc.	20,948	549,885
Zebra Technologies Corp., Class A(2)	26,522	2,752,984
		3,302,869
Energy Equipment and Services — 2.2%
Diamond Offshore Drilling, Inc.(2)	163,697	3,043,127

5

	Shares	Value
Halliburton Co.(1)	127,180	$6,215,287
Schlumberger Ltd.	58,651	3,952,491
		13,210,905
Equity Real Estate Investment Trusts (REITs) — 2.3%
Gaming and Leisure Properties, Inc.	66,406	2,457,022
Piedmont Office Realty Trust, Inc., Class A	175,814	3,447,713
Potlatch Corp.	96,560	4,818,344
PS Business Parks, Inc.	9,833	1,230,010
Ryman Hospitality Properties, Inc.	24,973	1,723,636
		13,676,725
Food and Staples Retailing — 3.3%
CVS Health Corp.(1)	79,640	5,773,900
United Natural Foods, Inc.(1)(2)	110,660	5,452,218
Wal-Mart Stores, Inc.	37,650	3,717,937
Walgreens Boots Alliance, Inc.	71,017	5,157,255
		20,101,310
Food Products — 1.4%
Campbell Soup Co.	69,360	3,336,910
Conagra Brands, Inc.	140,368	5,287,662
		8,624,572
Health Care Equipment and Supplies — 6.7%
Baxter International, Inc.	44,221	2,858,445
Cooper Cos., Inc. (The)	20,779	4,527,329
Edwards Lifesciences Corp.(2)	6,940	782,207
Globus Medical, Inc., Class A(1)(2)	150,415	6,182,056
Hill-Rom Holdings, Inc.	24,519	2,066,706
LivaNova plc(2)	65,104	5,203,112
Masimo Corp.(2)	50,886	4,315,133
Medtronic plc	82,625	6,671,969
Varian Medical Systems, Inc.(2)	18,954	2,106,737
Zimmer Biomet Holdings, Inc.(1)	46,613	5,624,791
		40,338,485
Health Care Providers and Services — 3.4%
Cigna Corp.(1)	30,456	6,185,309
Humana, Inc.	17,560	4,356,109
UnitedHealth Group, Inc.(1)	46,359	10,220,305
		20,761,723
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(2)	16,380	905,486
Hotels, Restaurants and Leisure — 3.4%
Aramark	6,127	261,868
Carnival Corp.	70,788	4,698,200
Cheesecake Factory, Inc. (The)	19,922	959,842
Hilton Grand Vacations, Inc.(2)	64,654	2,712,235
International Game Technology plc	91,187	2,417,367
Las Vegas Sands Corp.	64,790	4,502,257
Royal Caribbean Cruises Ltd.	40,910	4,879,745
		20,431,514
Household Durables — 0.4%
Garmin Ltd.	38,987	2,322,455

6

	Shares	Value
iRobot Corp.(2)	3,711	$284,634
		2,607,089
Household Products — 2.1%
HRG Group, Inc.(2)	133,735	2,266,808
Kimberly-Clark Corp.	45,506	5,490,754
Procter & Gamble Co. (The)	12,525	1,150,797
Spectrum Brands Holdings, Inc.	30,701	3,450,793
		12,359,152
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	247,709	2,682,689
Industrial Conglomerates — 2.9%
3M Co.	20,706	4,873,571
Carlisle Cos., Inc.	41,202	4,682,608
Honeywell International, Inc.(1)	50,531	7,749,434
		17,305,613
Insurance — 1.2%
Allstate Corp. (The)	19,567	2,048,861
American Equity Investment Life Holding Co.	12,034	369,805
CNO Financial Group, Inc.	95,206	2,350,636
Hanover Insurance Group, Inc. (The)	17,014	1,838,873
Principal Financial Group, Inc.	11,649	821,953
		7,430,128
Internet and Direct Marketing Retail — 3.4%
Amazon.com, Inc.(2)	14,370	16,805,284
Priceline Group, Inc. (The)(2)	2,079	3,612,761
		20,418,045
Internet Software and Services — 5.8%
Alphabet, Inc., Class A(1)(2)	20,240	21,320,816
Facebook, Inc., Class A(1)(2)	75,335	13,293,614
VeriSign, Inc.(2)	3,490	399,396
		35,013,826
IT Services — 3.5%
Alliance Data Systems Corp.	12,907	3,271,666
Convergys Corp.	79,567	1,869,825
Fidelity National Information Services, Inc.	30,548	2,874,261
International Business Machines Corp.	51,526	7,905,119
PayPal Holdings, Inc.(2)	21,772	1,602,855
Total System Services, Inc.	47,720	3,774,175
		21,297,901
Leisure Products — 0.6%
Brunswick Corp.	69,491	3,837,293
Life Sciences Tools and Services — 2.4%
ICON plc(2)	12,870	1,443,370
PerkinElmer, Inc.	40,519	2,962,749
Thermo Fisher Scientific, Inc.	26,760	5,081,189
Waters Corp.(2)	25,194	4,867,229
		14,354,537
Machinery — 4.6%
Allison Transmission Holdings, Inc.	111,484	4,801,616
Caterpillar, Inc.	10,884	1,715,101
Cummins, Inc.	30,946	5,466,301

7

	Shares	Value
Hillenbrand, Inc.	30,664	$1,370,681
Oshkosh Corp.	55,881	5,079,024
Parker-Hannifin Corp.	8,812	1,758,699
Toro Co. (The)	70,925	4,626,438
WABCO Holdings, Inc.(2)	15,923	2,284,950
Woodward, Inc.	10,789	825,790
		27,928,600
Media — 1.0%
AMC Networks, Inc., Class A(2)	6,927	374,612
Comcast Corp., Class A	34,937	1,399,227
John Wiley & Sons, Inc., Class A	37,732	2,480,879
Time Warner, Inc.	19,812	1,812,204
		6,066,922
Metals and Mining — 1.1%
Barrick Gold Corp.	69,059	999,284
Freeport-McMoRan, Inc.(2)	118,985	2,255,956
Reliance Steel & Aluminum Co.	20,255	1,737,676
Worthington Industries, Inc.	35,859	1,579,947
		6,572,863
Oil, Gas and Consumable Fuels — 5.5%
Chevron Corp.	11,221	1,404,757
ConocoPhillips	65,803	3,611,927
Devon Energy Corp.	15,219	630,066
Exxon Mobil Corp.(1)	171,540	14,347,605
HollyFrontier Corp.(1)	92,008	4,712,650
Newfield Exploration Co.(2)	49,705	1,567,198
PBF Energy, Inc., Class A	119,986	4,253,504
Southwestern Energy Co.(2)	153,677	857,518
Valero Energy Corp.	21,437	1,970,275
		33,355,500
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.(2)	171,182	4,495,239
Personal Products — 0.8%
Nu Skin Enterprises, Inc., Class A	69,786	4,761,499
Pharmaceuticals — 5.0%
Allergan plc	17,563	2,872,956
Bristol-Myers Squibb Co.	49,379	3,025,945
Eli Lilly & Co.	10,466	883,958
Horizon Pharma plc(2)	91,213	1,331,710
Jazz Pharmaceuticals plc(2)	7,932	1,068,044
Johnson & Johnson(1)	59,807	8,356,234
Merck & Co., Inc.	101,537	5,713,487
Pfizer, Inc.(1)	197,115	7,139,505
		30,391,839
Professional Services — 1.1%
ManpowerGroup, Inc.	36,957	4,660,647
TriNet Group, Inc.(2)	37,484	1,662,041
		6,322,688
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	5,577	830,583

8

	Shares	Value
Road and Rail — 1.0%
Norfolk Southern Corp.	5,237	$758,842
Union Pacific Corp.(1)	36,952	4,955,263
		5,714,105
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	120,218	6,145,544
Broadcom Ltd.	8,846	2,272,538
Intel Corp.(1)	234,318	10,816,119
KLA-Tencor Corp.	13,111	1,377,573
Lam Research Corp.(1)	31,288	5,759,182
QUALCOMM, Inc.	42,957	2,750,107
Skyworks Solutions, Inc.	3,273	310,771
Texas Instruments, Inc.(1)	75,705	7,906,630
		37,338,464
Software — 7.9%
Activision Blizzard, Inc.	80,677	5,108,468
Adobe Systems, Inc.(2)	26,262	4,602,153
Cadence Design Systems, Inc.(2)	115,071	4,812,269
Citrix Systems, Inc.(2)	21,100	1,856,800
Electronic Arts, Inc.(2)	2,533	266,117
Intuit, Inc.	14,605	2,304,377
Microsoft Corp.(1)	181,317	15,509,856
MicroStrategy, Inc., Class A(2)	5,737	753,268
Oracle Corp. (New York)	73,691	3,484,110
Synopsys, Inc.(1)(2)	62,123	5,295,364
VMware, Inc., Class A(2)	28,911	3,623,127
		47,615,909
Specialty Retail — 2.9%
Best Buy Co., Inc.(1)	83,861	5,741,963
Lowe's Cos., Inc.(1)	76,757	7,133,796
Williams-Sonoma, Inc.	92,302	4,772,013
		17,647,772
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.(1)	136,223	23,053,018
NetApp, Inc.	10,835	599,392
Western Digital Corp.	41,580	3,306,858
Xerox Corp.	52,540	1,531,541
		28,490,809
Textiles, Apparel and Luxury Goods — 2.4%
Deckers Outdoor Corp.(2)	64,690	5,191,372
Michael Kors Holdings Ltd.(2)	61,187	3,851,722
Ralph Lauren Corp.	50,048	5,189,477
		14,232,571
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	114,156	4,956,654
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(2)	29,572	5,083,723
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(2)	48,054	3,051,910
TOTAL COMMON STOCKS (Cost $605,369,838)		780,155,814
9

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $3,068,474), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $3,002,669)		$3,002,302
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $5,017,033), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $4,914,295)		4,914,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,909	6,909
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,923,211)		7,923,211
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.5% (Cost $613,293,049)		788,079,025
COMMON STOCKS SOLD SHORT — (30.3)%
Aerospace and Defense — (0.5)%
BWX Technologies, Inc.	(50,341)	(3,045,127)
Air Freight and Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(5,266)	(469,148)
Airlines — (0.5)%
Spirit Airlines, Inc.	(69,093)	(3,098,821)
Banks — (2.6)%
Home BancShares, Inc.	(182,134)	(4,234,615)
Pinnacle Financial Partners, Inc.	(66,242)	(4,391,845)
Sterling Bancorp	(188,988)	(4,649,105)
Texas Capital Bancshares, Inc.	(13,119)	(1,166,279)
United Bankshares, Inc.	(34,691)	(1,205,512)
		(15,647,356)
Biotechnology — (1.5)%
Alnylam Pharmaceuticals, Inc.	(11,453)	(1,455,104)
Avexis, Inc.	(12,438)	(1,376,513)
Bluebird Bio, Inc.	(8,206)	(1,461,489)
Blueprint Medicines Corp.	(21,203)	(1,598,918)
Loxo Oncology, Inc.	(12,829)	(1,079,945)
Neurocrine Biosciences, Inc.	(9,683)	(751,304)
Sage Therapeutics, Inc.	(9,282)	(1,528,838)
		(9,252,111)
Capital Markets — (0.3)%
Brookfield Asset Management, Inc., Class A	(26,870)	(1,169,920)
Cboe Global Markets, Inc.	(3,130)	(389,967)
		(1,559,887)
Chemicals — (1.6)%
CF Industries Holdings, Inc.	(123,521)	(5,254,583)
Ecolab, Inc.	(5,154)	(691,564)
Sherwin-Williams Co. (The)	(8,820)	(3,616,553)
		(9,562,700)
Commercial Services and Supplies — (1.6)%
Clean Harbors, Inc.	(49,393)	(2,677,101)
Covanta Holding Corp.	(278,427)	(4,705,416)
Healthcare Services Group, Inc.	(45,109)	(2,378,146)
		(9,760,663)

10

	Shares	Value
Communications Equipment — (0.8)%
EchoStar Corp., Class A	(76,032)	$(4,554,317)
Construction and Engineering — (0.9)%
Granite Construction, Inc.	(80,617)	(5,113,536)
Consumer Finance — (0.1)%
SLM Corp.	(46,059)	(520,467)
Containers and Packaging — (0.6)%
Ball Corp.	(87,229)	(3,301,618)
Distributors — (0.8)%
Core-Mark Holding Co., Inc.	(138,886)	(4,386,020)
Pool Corp.	(5,379)	(697,387)
		(5,083,407)
Diversified Telecommunication Services — (0.8)%
Zayo Group Holdings, Inc.	(129,502)	(4,765,674)
Electronic Equipment, Instruments and Components — (0.5)%
SYNNEX Corp.	(22,788)	(3,098,029)
Energy Equipment and Services — (0.4)%
Superior Energy Services, Inc.	(227,080)	(2,186,780)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	(49,479)	(1,353,745)
Food and Staples Retailing — (0.4)%
PriceSmart, Inc.	(24,225)	(2,085,773)
Gas Utilities — (0.2)%
New Jersey Resources Corp.	(34,002)	(1,366,880)
Health Care Equipment and Supplies — (1.8)%
DexCom, Inc.	(8,742)	(501,703)
ICU Medical, Inc.	(23,787)	(5,137,992)
Insulet Corp.	(74,216)	(5,120,904)
Integra LifeSciences Holdings Corp.	(6,138)	(293,765)
		(11,054,364)
Health Care Providers and Services — (0.7)%
Envision Healthcare Corp.	(56,940)	(1,967,846)
LifePoint Health, Inc.	(19,258)	(959,048)
MEDNAX, Inc.	(22,065)	(1,179,154)
		(4,106,048)
Household Durables — (0.9)%
TRI Pointe Group, Inc.	(299,786)	(5,372,165)
Independent Power and Renewable Electricity Producers — (0.2)%
Ormat Technologies, Inc.	(22,191)	(1,419,336)
Insurance — (0.1)%
RLI Corp.	(12,563)	(762,072)
Internet Software and Services — (0.2)%
2U, Inc.	(22,018)	(1,420,381)
IT Services — (1.5)%
Gartner, Inc.	(31,345)	(3,860,137)
WEX, Inc.	(37,439)	(5,287,510)
		(9,147,647)
Leisure Products — (0.1)%
Mattel, Inc.	(40,913)	(629,242)
Life Sciences Tools and Services — (0.4)%
INC Research Holdings, Inc., Class A	(59,195)	(2,580,902)

11

	Shares	Value
Machinery — (1.0)%
Flowserve Corp.	(47,735)	$(2,011,076)
John Bean Technologies Corp.	(36,525)	(4,046,970)
		(6,058,046)
Media — (0.3)%
Loral Space & Communications, Inc.	(46,720)	(2,058,016)
Metals and Mining — (0.7)%
New Gold, Inc.	(1,187,156)	(3,905,743)
Oil, Gas and Consumable Fuels — (2.4)%
Cheniere Energy, Inc.	(59,765)	(3,217,748)
Oasis Petroleum, Inc.	(154,258)	(1,297,310)
Parsley Energy, Inc., Class A	(91,344)	(2,689,167)
PDC Energy, Inc.	(8,910)	(459,221)
RSP Permian, Inc.	(31,159)	(1,267,548)
SM Energy Co.	(252,394)	(5,572,860)
		(14,503,854)
Personal Products — (0.6)%
Coty, Inc., Class A	(192,916)	(3,837,099)
Pharmaceuticals — (0.1)%
Medicines Co. (The)	(31,734)	(867,608)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(31,769)	(4,170,317)
Kennedy-Wilson Holdings, Inc.	(176,146)	(3,056,133)
		(7,226,450)
Semiconductors and Semiconductor Equipment — (0.4)%
Xilinx, Inc.	(31,312)	(2,111,055)
Software — (0.7)%
HubSpot, Inc.	(34,115)	(3,015,766)
Paycom Software, Inc.	(13,235)	(1,063,168)
		(4,078,934)
Specialty Retail — (1.9)%
Guess?, Inc.	(303,846)	(5,128,920)
Monro, Inc.	(60,289)	(3,433,459)
Murphy USA, Inc.	(37,522)	(3,015,268)
		(11,577,647)
Trading Companies and Distributors — (0.7)%
NOW, Inc.	(385,982)	(4,257,381)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $170,171,728)		(182,800,029)
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,392,797)
TOTAL NET ASSETS — 100.0%		$603,886,199

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $228,397,559.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $613,293,049)	$788,079,025
Receivable for capital shares sold	11,151
Dividends and interest receivable	597,683
788,687,859

Liabilities
Securities sold short, at value (proceeds of $170,171,728)	182,800,029
Payable for capital shares redeemed	1,639,484
Dividend expense payable on securities sold short	218,453
Fees and charges payable on borrowings for securities sold short	143,694
184,801,660

Net Assets	$603,886,199

G Class Capital Shares, $0.01 Par Value
Shares authorized	320,000,000
Shares outstanding	36,375,184

Net Asset Value Per Share	$16.60

Net Assets Consist of:
Capital (par value and paid-in surplus)	$427,081,384
Undistributed net investment income	1,455,626
Undistributed net realized gain	13,191,514
Net unrealized appreciation	162,157,675
$603,886,199

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,633)	$8,372,879
Interest	23,024
8,395,903

Expenses:
Dividend expense on securities sold short	1,021,675
Fees and charges on borrowings for securities sold short	754,892
Management fees	3,358,087
Directors' fees and expenses	18,226
Other expenses	2,006
5,154,886
Fees waived - G Class	(2,815,140)
2,339,746

Net investment income (loss)	6,056,157

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	28,933,767
Securities sold short transactions	(11,616,208)
Futures contract transactions	100,364
17,417,923

Change in net unrealized appreciation (depreciation) on:
Investments	56,550,374
Securities sold short	(11,220,535)
45,329,839

Net realized and unrealized gain (loss)	62,747,762

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,803,919

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$6,056,157	$3,652,664
Net realized gain (loss)	17,417,923	32,046,186
Change in net unrealized appreciation (depreciation)	45,329,839	50,337,004
Net increase (decrease) in net assets resulting from operations	68,803,919	86,035,854

Distributions to Shareholders
From net investment income	(4,612,386)	(3,349,951)
From net realized gains	(8,776,632)	—
Decrease in net assets from distributions	(13,389,018)	(3,349,951)

Capital Share Transactions
Proceeds from shares sold	10,010,125	54,665,713
Proceeds from reinvestment of distributions	13,389,018	3,349,951
Payments for shares redeemed	(73,390,591)	(72,342,852)
Net increase (decrease) in net assets from capital share transactions	(49,991,448)	(14,327,188)

Net increase (decrease) in net assets	5,423,453	68,358,715

Net Assets
Beginning of period	598,462,746	530,104,031
End of period	$603,886,199	$598,462,746

Undistributed net investment income	$1,455,626	$11,855

Transactions in Shares of the Fund
Sold	633,921	3,811,732
Issued in reinvestment of distributions	802,086	220,247
Redeemed	(4,497,652)	(5,065,000)
Net increase (decrease) in shares of the fund	(3,061,645)	(1,033,021)

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$68,803,919
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(272,888,059)
Proceeds from investments sold	349,157,655
Purchases to cover securities sold short	(96,138,018)
Proceeds from securities sold short	79,121,276
(Increase) decrease in short-term investments	(96,629)
(Increase) decrease in dividends and interest receivable	116,775
Increase (decrease) in accrued management fees	(540,297)
Increase (decrease) in dividend expense payable on securities sold short	12,252
Increase (decrease) in fees and charges payable on borrowings for securities sold short	18,036
Change in net unrealized (appreciation) depreciation on investments	(56,550,374)
Net realized (gain) loss on investment transactions	(28,933,767)
Change in net unrealized (appreciation) depreciation on securities sold short	11,220,535
Net realized (gain) loss on securities sold short transactions	11,616,208
Net cash from (used in) operating activities	64,919,512

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	10,340,710
Payments for shares redeemed	(75,260,222)
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	(64,919,512)

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $13,389,018.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class (formerly Institutional Class).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2017 was 1.09% before waiver and 0.18% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,735,566 and $5,389,517, respectively. The effect of interfund transactions on the Statement of Operations was $1,549,312 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2017 were $369,026,077 and $428,231,532, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

19

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$780,155,814	—	—
Temporary Cash Investments	6,909	$7,916,302	—
	$780,162,723	$7,916,302	—

Liabilities
Securities Sold Short
Common Stocks	$182,800,029	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2017, the effect of equity price risk derivative instruments on the Statement of Operations was $100,364 in net realized gain (loss) on futures contract transactions.

20

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$613,823,652
Gross tax appreciation of investments	$183,231,318
Gross tax depreciation of investments	(8,975,945)
Net tax appreciation (depreciation) of investments	174,255,373
Gross tax appreciation on securities sold short	8,089,868
Gross tax depreciation on securities sold short	(20,833,003)
Net tax appreciation (depreciation)	$161,512,238

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class(3)
2017(4)	$15.18	0.16	1.63	1.79	(0.13)	(0.24)	(0.37)	$16.60	11.87%	0.76%(5)(6)	0.19%(5)	1.96%(5)(6)	47%	$603,886
2017	$13.10	0.09	2.08	2.17	(0.09)	—	(0.09)	$15.18	16.45%	1.79%	1.10%	0.64%	111%	$598,463
2016	$14.41	0.14	(0.44)	(0.30)	(0.12)	(0.89)	(1.01)	$13.10	(1.96)%	1.68%	1.10%	1.01%	109%	$530,104
2015	$15.55	0.16	0.58	0.74	(0.14)	(1.74)	(1.88)	$14.41	4.86%	1.53%	1.10%	1.03%	106%	$474,697
2014	$13.05	0.13	3.33	3.46	(0.12)	(0.84)	(0.96)	$15.55	27.10%	1.57%	1.10%	0.88%	104%	$386,877
2013	$10.95	0.16	2.26	2.42	(0.18)	(0.14)	(0.32)	$13.05	22.54%	1.66%	1.10%	1.35%	111%	$267,576

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(4)	Six months ended December 31, 2017 (unaudited).

(5)	Annualized.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 1.67% and 1.05%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91464 1802

Semiannual Report

December 31, 2017

NT Disciplined Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	6.7%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.5%
Facebook, Inc., Class A	4.0%
Amazon.com, Inc.	3.6%
Boeing Co. (The)	2.4%
UnitedHealth Group, Inc.	2.1%
3M Co.	1.9%
Broadcom Ltd.	1.5%
International Business Machines Corp.	1.5%

Top Five Industries	% of net assets
Software	10.9%
Internet Software and Services	9.8%
Technology Hardware, Storage and Peripherals	7.1%
Semiconductors and Semiconductor Equipment	6.7%
IT Services	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.1)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,124.90	$5.46	1.02%
G Class	$1,000	$1,130.00	$0.75	0.14%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
G Class	$1,000	$1,024.50	$0.71	0.14%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.9%
Astronics Corp.(1)	1,326	$54,989
Boeing Co. (The)	45,230	13,338,779
Curtiss-Wright Corp.	39,469	4,809,298
Hexcel Corp.	65,036	4,022,477
		22,225,543
Auto Components — 1.6%
Aptiv plc	53,803	4,564,109
BorgWarner, Inc.	83,944	4,288,699
Stoneridge, Inc.(1)	2,699	61,699
		8,914,507
Banks†
Central Pacific Financial Corp.	8,013	239,028
Beverages — 1.0%
Coca-Cola Co. (The)	35,986	1,651,038
Monster Beverage Corp.(1)	33,331	2,109,519
PepsiCo, Inc.	17,343	2,079,772
		5,840,329
Biotechnology — 3.3%
AbbVie, Inc.	18,217	1,761,766
Alexion Pharmaceuticals, Inc.(1)	38,299	4,580,177
Biogen, Inc.(1)	21,257	6,771,843
Celgene Corp.(1)	12,329	1,286,654
Regeneron Pharmaceuticals, Inc.(1)	11,251	4,229,926
		18,630,366
Capital Markets — 0.4%
Evercore, Inc., Class A	24,360	2,192,400
Chemicals — 4.8%
A. Schulman, Inc.	16,612	618,797
Air Products & Chemicals, Inc.	24,190	3,969,095
FMC Corp.	64,410	6,097,051
Ingevity Corp.(1)	5,813	409,642
Monsanto Co.	20,422	2,384,881
PPG Industries, Inc.	48,943	5,717,521
Scotts Miracle-Gro Co. (The)	1,710	182,953
Stepan Co.	19,701	1,555,788
Westlake Chemical Corp.	18,905	2,013,950
WR Grace & Co.	62,017	4,349,252
		27,298,930
Commercial Services and Supplies — 0.1%
McGrath RentCorp	13,461	632,398
Communications Equipment — 0.1%
ARRIS International plc(1)	23,851	612,732
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.(1)	46,229	4,138,882

4

	Shares	Value
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	9,656	$511,092
Electrical Equipment — 0.8%
Sensata Technologies Holding NV(1)	89,763	4,587,787
Electronic Equipment, Instruments and Components — 0.7%
FLIR Systems, Inc.	50,671	2,362,282
Zebra Technologies Corp., Class A(1)	14,151	1,468,874
		3,831,156
Energy Equipment and Services — 0.5%
Halliburton Co.	62,692	3,063,758
Equity Real Estate Investment Trusts (REITs) — 0.7%
Potlatch Corp.	84,885	4,235,762
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	7,692	1,431,635
Walgreens Boots Alliance, Inc.	1,073	77,921
		1,509,556
Food Products — 0.8%
Hershey Co. (The)	38,985	4,425,187
Health Care Equipment and Supplies — 4.2%
Analogic Corp.	2,864	239,860
Atrion Corp.	451	284,401
Cooper Cos., Inc. (The)	7,976	1,737,811
Edwards Lifesciences Corp.(1)	49,655	5,596,615
Globus Medical, Inc., Class A(1)	37,929	1,558,882
Intuitive Surgical, Inc.(1)	7,012	2,558,959
Masimo Corp.(1)	46,290	3,925,392
Varian Medical Systems, Inc.(1)	31,987	3,555,355
Zimmer Biomet Holdings, Inc.	36,181	4,365,961
		23,823,236
Health Care Providers and Services — 3.2%
Cigna Corp.	31,576	6,412,770
UnitedHealth Group, Inc.	54,174	11,943,200
		18,355,970
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	16,254	898,521
Hotels, Restaurants and Leisure — 3.0%
Choice Hotels International, Inc.	5,789	449,227
Hilton Grand Vacations, Inc.(1)	83,983	3,523,087
Las Vegas Sands Corp.	82,341	5,721,876
Marriott International, Inc., Class A	45,481	6,173,136
McDonald's Corp.	6,067	1,044,252
Ruth's Hospitality Group, Inc.	15,902	344,278
		17,255,856
Household Products — 1.0%
Kimberly-Clark Corp.	45,289	5,464,571
Industrial Conglomerates — 4.0%
3M Co.	45,264	10,653,788
Carlisle Cos., Inc.	40,180	4,566,457
Honeywell International, Inc.	48,418	7,425,384
		22,645,629

5

	Shares	Value
Insurance — 1.4%
Allstate Corp. (The)	51,208	$5,361,989
Infinity Property & Casualty Corp.	12,500	1,325,000
Stewart Information Services Corp.	24,659	1,043,076
		7,730,065
Internet and Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	17,416	20,367,490
Priceline Group, Inc. (The)(1)	4,602	7,997,079
		28,364,569
Internet Software and Services — 9.8%
Alphabet, Inc., Class A(1)	30,851	32,498,443
Facebook, Inc., Class A(1)	127,927	22,573,999
SPS Commerce, Inc.(1)	4,997	242,804
		55,315,246
IT Services — 5.5%
Alliance Data Systems Corp.	7,501	1,901,353
Cognizant Technology Solutions Corp., Class A	21,831	1,550,438
CSG Systems International, Inc.	62,533	2,740,196
International Business Machines Corp.	54,585	8,374,431
MasterCard, Inc., Class A	7,870	1,191,203
PayPal Holdings, Inc.(1)	15,043	1,107,466
Total System Services, Inc.	69,893	5,527,837
Travelport Worldwide Ltd.	298,741	3,904,545
Visa, Inc., Class A	43,746	4,987,919
		31,285,388
Life Sciences Tools and Services — 1.2%
PerkinElmer, Inc.	58,078	4,246,663
Thermo Fisher Scientific, Inc.	12,593	2,391,159
		6,637,822
Machinery — 4.1%
Allison Transmission Holdings, Inc.	105,861	4,559,433
Caterpillar, Inc.	45,524	7,173,672
Cummins, Inc.	10,882	1,922,197
Donaldson Co., Inc.	41,941	2,053,012
Graco, Inc.	44,043	1,991,624
Hyster-Yale Materials Handling, Inc.	1,429	121,694
Lydall, Inc.(1)	11,810	599,358
Toro Co. (The)	72,954	4,758,789
		23,179,779
Media — 1.6%
Comcast Corp., Class A	201,295	8,061,865
Walt Disney Co. (The)	7,166	770,416
		8,832,281
Paper and Forest Products — 0.7%
Louisiana-Pacific Corp.(1)	150,124	3,942,256
Personal Products — 0.5%
Medifast, Inc.	37,853	2,642,518
Pharmaceuticals — 3.8%
Allergan plc	23,576	3,856,562
Bristol-Myers Squibb Co.	100,545	6,161,398
Eli Lilly & Co.	94,211	7,957,061

6

	Shares	Value
Merck & Co., Inc.	61,298	$3,449,238
		21,424,259
Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	14,890	1,763,125
On Assignment, Inc.(1)	18,112	1,164,058
TrueBlue, Inc.(1)	17,474	480,535
		3,407,718
Semiconductors and Semiconductor Equipment — 6.7%
Applied Materials, Inc.	131,067	6,700,145
Broadcom Ltd.	33,558	8,621,050
Intel Corp.	89,167	4,115,949
Lam Research Corp.	32,291	5,943,804
Microsemi Corp.(1)	15,016	775,576
NVIDIA Corp.	6,728	1,301,868
Skyworks Solutions, Inc.	31,791	3,018,556
Texas Instruments, Inc.	74,750	7,806,890
		38,283,838
Software — 10.9%
Activision Blizzard, Inc.	95,906	6,072,768
Adobe Systems, Inc.(1)	41,524	7,276,666
Cadence Design Systems, Inc.(1)	19,042	796,336
Electronic Arts, Inc.(1)	52,282	5,492,747
Intuit, Inc.	40,682	6,418,806
Microsoft Corp.	296,362	25,350,805
Oracle Corp. (New York)	71,784	3,393,948
Synopsys, Inc.(1)	51,570	4,395,827
VMware, Inc., Class A(1)	20,476	2,566,052
		61,763,955
Specialty Retail — 2.7%
Home Depot, Inc. (The)	28,331	5,369,575
Lowe's Cos., Inc.	85,671	7,962,263
Sleep Number Corp.(1)	48,060	1,806,575
		15,138,413
Technology Hardware, Storage and Peripherals — 7.1%
Apple, Inc.	223,699	37,856,582
Western Digital Corp.	27,060	2,152,082
		40,008,664
Textiles, Apparel and Luxury Goods — 1.4%
Deckers Outdoor Corp.(1)	47,750	3,831,937
Michael Kors Holdings Ltd.(1)	70,404	4,431,932
		8,263,869
Thrifts and Mortgage Finance — 0.2%
Meta Financial Group, Inc.	9,435	874,153
Nationstar Mortgage Holdings, Inc.(1)	28,935	535,297
		1,409,450
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	74,729	4,746,039
TOTAL COMMON STOCKS (Cost $444,350,116)		563,709,325

7

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $1,453,743), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $1,422,567)		$1,422,393
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $2,375,322), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $2,328,140)		2,328,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,385	3,385
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,753,778)		3,753,778
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $448,103,894)		567,463,103
OTHER ASSETS AND LIABILITIES — (0.1)%		(614,694)
TOTAL NET ASSETS — 100.0%		$566,848,409

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $448,103,894)	$567,463,103
Receivable for capital shares sold	460,170
Dividends and interest receivable	230,508
568,153,781

Liabilities
Payable for capital shares redeemed	1,208,152
Accrued management fees	97,220
1,305,372

Net Assets	$566,848,409

Net Assets Consist of:
Capital (par value and paid-in surplus)	$440,568,521
Undistributed net investment income	34,541
Undistributed net realized gain	6,886,138
Net unrealized appreciation	119,359,209
$566,848,409

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$114,599,867	9,209,277	$12.44
G Class, $0.01 Par Value	$452,248,542	36,346,078	$12.44

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$3,591,288
Interest	16,917
3,608,205

Expenses:
Management fees	2,445,448
Directors' fees and expenses	17,038
Other expenses	2,603
2,465,089
Fees waived - G Class	(1,574,767)
890,322

Net investment income (loss)	2,717,883

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	31,238,399
Futures contract transactions	(109,526)
31,128,873

Change in net unrealized appreciation (depreciation) on investments	36,010,194

Net realized and unrealized gain (loss)	67,139,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,856,950

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$2,717,883	$3,592,873
Net realized gain (loss)	31,128,873	29,377,873
Change in net unrealized appreciation (depreciation)	36,010,194	67,527,807
Net increase (decrease) in net assets resulting from operations	69,856,950	100,498,553

Distributions to Shareholders
From net investment income:
Investor Class	(133,596)	(512,555)
G Class	(2,666,194)	(3,074,161)
From net realized gains:
Investor Class	(3,353,326)	—
G Class	(13,395,221)	—
Decrease in net assets from distributions	(19,548,337)	(3,586,716)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(39,703,449)	(31,183,966)

Net increase (decrease) in net assets	10,605,164	65,727,871

Net Assets
Beginning of period	556,243,245	490,515,374
End of period	$566,848,409	$556,243,245

Undistributed net investment income	$34,541	$116,448

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class (formerly Institutional Class).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

13

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.01%
G Class		0.0500% to 0.1100%	0.13%(1)

(1) Effective annual management fee before waiver was 0.81%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $8,512,835 and $6,631,972, respectively. The effect of interfund transactions on the Statement of Operations was $439,137 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $303,498,616 and $358,407,445, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	181,475	$2,271,445	23,128	$244,486
Issued in reinvestment of distributions	280,917	3,486,922	47,142	512,555
Redeemed	(584,939)	(7,316,884)	(487,931)	(5,114,073)
	(122,547)	(1,558,517)	(417,661)	(4,357,032)
G Class/Shares Authorized	330,000,000		330,000,000
Sold	526,319	6,347,944	3,204,067	33,030,327
Issued in reinvestment of distributions	1,288,695	16,061,415	282,723	3,074,161
Redeemed	(4,885,216)	(60,554,291)	(5,983,642)	(62,931,422)
	(3,070,202)	(38,144,932)	(2,496,852)	(26,826,934)
Net increase (decrease)	(3,192,749)	$(39,703,449)	(2,914,513)	$(31,183,966)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$563,709,325	—	—
Temporary Cash Investments	3,385	$3,750,393	—
	$563,712,710	$3,750,393	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires.

15

Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2017, the effect of equity price risk derivative instruments on the Statement of Operations was $(109,526) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$449,169,444
Gross tax appreciation of investments	$124,234,056
Gross tax depreciation of investments	(5,940,397)
Net tax appreciation (depreciation) of investments	$118,293,659

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2017, the fund had accumulated short-term capital losses of $(6,076,690), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$11.41	0.01	1.41	1.42	(0.01)	(0.38)	(0.39)	$12.44	12.49%	1.02%(4)	0.23%(4)	53%	$114,600
2017	$9.49	0.05	1.92	1.97	(0.05)	—	(0.05)	$11.41	20.83%	1.02%	0.51%	131%	$106,476
2016	$9.77	0.06	(0.27)	(0.21)	(0.07)	—	(0.07)	$9.49	(2.18)%	1.02%	0.62%	118%	$92,560
2015(5)	$10.00	0.02	(0.25)	(0.23)	—	—	—	$9.77	(2.30)%	1.01%(4)	0.55%(4)	29%	$94,459
G Class(6)
2017(3)	$11.41	0.07	1.41	1.48	(0.07)	(0.38)	(0.45)	$12.44	13.00%	0.14%(4)(7)	1.11%(4)(7)	53%	$452,249
2017	$9.49	0.08	1.92	2.00	(0.08)	—	(0.08)	$11.41	21.08%	0.82%	0.71%	131%	$449,768
2016	$9.78	0.08	(0.28)	(0.20)	(0.09)	—	(0.09)	$9.49	(2.03)%	0.82%	0.82%	118%	$397,955
2015(5)	$10.00	0.02	(0.24)	(0.22)	—	—	—	$9.78	(2.20)%	0.81%(4)	0.75%(4)	29%	$357,113

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through June 30, 2015.

(6)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(7)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.82% and 0.43%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91465 1802

Semiannual Report

December 31, 2017

NT Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	3.6%
Microsoft Corp.	3.6%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.9%
Facebook, Inc., Class A	2.6%
Exxon Mobil Corp.	2.3%
JPMorgan Chase & Co.	2.3%
Intel Corp.	1.9%
UnitedHealth Group, Inc.	1.7%
Cisco Systems, Inc.	1.7%

Top Five Industries	% of net assets
Software	7.2%
Banks	7.1%
Internet Software and Services	6.4%
Semiconductors and Semiconductor Equipment	5.8%
Pharmaceuticals	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,119.80	$0.43	0.08%
Hypothetical
G Class	$1,000	$1,024.80	$0.41	0.08%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.6%
Boeing Co. (The)	89,917	$26,517,423
Curtiss-Wright Corp.	22,337	2,721,763
General Dynamics Corp.	85,191	17,332,109
		46,571,295
Auto Components — 1.5%
Aptiv plc	154,875	13,138,046
BorgWarner, Inc.	264,598	13,518,312
		26,656,358
Automobiles — 0.7%
Ford Motor Co.	1,064,058	13,290,084
Banks — 7.1%
Bank of America Corp.	739,883	21,841,346
Citigroup, Inc.	35,789	2,663,059
JPMorgan Chase & Co.	375,396	40,144,848
PNC Financial Services Group, Inc. (The)	19,151	2,763,298
SunTrust Banks, Inc.	266,425	17,208,391
U.S. Bancorp	372,634	19,965,730
Wells Fargo & Co.	352,331	21,375,922
		125,962,594
Beverages — 0.3%
Coca-Cola Co. (The)	5,994	275,005
Monster Beverage Corp.(1)	81,720	5,172,059
		5,447,064
Biotechnology — 4.5%
AbbVie, Inc.	285,040	27,566,218
Amgen, Inc.	134,876	23,454,936
Biogen, Inc.(1)	41,008	13,063,919
Celgene Corp.(1)	127,584	13,314,666
Gilead Sciences, Inc.	41,931	3,003,937
		80,403,676
Building Products — 0.9%
Allegion plc	11,094	882,639
Owens Corning	158,027	14,529,002
		15,411,641
Capital Markets — 1.8%
Evercore, Inc., Class A	161,109	14,499,810
Moelis & Co., Class A	16,017	776,825
MSCI, Inc.	24,226	3,065,558
Nasdaq, Inc.	185,317	14,237,905
		32,580,098
Chemicals — 4.3%
Air Products & Chemicals, Inc.	102,348	16,793,260
Cabot Corp.	150,336	9,259,194
Eastman Chemical Co.	77,139	7,146,157
FMC Corp.	157,696	14,927,504

4

	Shares	Value
Huntsman Corp.	151,297	$5,036,677
Monsanto Co.	38,265	4,468,587
PPG Industries, Inc.	140,277	16,387,159
WR Grace & Co.	26,055	1,827,237
		75,845,775
Commercial Services and Supplies — 0.7%
MSA Safety, Inc.	12,355	957,760
Waste Management, Inc.	135,774	11,717,296
		12,675,056
Communications Equipment — 1.7%
Cisco Systems, Inc.	780,234	29,882,962
Consumer Finance — 0.1%
OneMain Holdings, Inc.(1)	83,966	2,182,276
Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.(1)	23,467	2,101,001
H&R Block, Inc.	421,027	11,039,328
		13,140,329
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	69,024	13,681,937
Leucadia National Corp.	282,943	7,495,160
		21,177,097
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	98,046	3,812,028
Verizon Communications, Inc.	22,916	1,212,944
		5,024,972
Electric Utilities — 1.0%
FirstEnergy Corp.	445,103	13,629,054
Portland General Electric Co.	75,146	3,425,155
		17,054,209
Electrical Equipment — 0.5%
Emerson Electric Co.	124,542	8,679,332
Electronic Equipment, Instruments and Components — 0.2%
Jabil, Inc.	122,016	3,202,920
Energy Equipment and Services — 1.0%
Halliburton Co.	357,484	17,470,243
Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	36,348	712,784
Piedmont Office Realty Trust, Inc., Class A	127,949	2,509,080
Potlatch Corp.	179,565	8,960,294
ProLogis, Inc.	17,579	1,134,021
WP Carey, Inc.	111,439	7,678,147
		20,994,326
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	52,183	9,712,300
CVS Health Corp.	238,446	17,287,335
United Natural Foods, Inc.(1)	45,332	2,233,508
		29,233,143
Food Products — 1.9%
Campbell Soup Co.	102,665	4,939,213
Conagra Brands, Inc.	411,867	15,515,030
Hershey Co. (The)	97,357	11,050,993

5

	Shares	Value
Sanderson Farms, Inc.	16,613	$2,305,552
		33,810,788
Health Care Equipment and Supplies — 4.1%
Cooper Cos., Inc. (The)	62,116	13,533,834
Globus Medical, Inc., Class A(1)	35,731	1,468,544
Hill-Rom Holdings, Inc.	36,852	3,106,255
Intuitive Surgical, Inc.(1)	43,704	15,949,338
LivaNova plc(1)	56,466	4,512,763
Masimo Corp.(1)	42,683	3,619,518
Teleflex, Inc.	7,642	1,901,483
Varian Medical Systems, Inc.(1)	116,995	13,003,994
Zimmer Biomet Holdings, Inc.	133,146	16,066,728
		73,162,457
Health Care Providers and Services — 2.3%
Cigna Corp.	46,227	9,388,241
UnitedHealth Group, Inc.	140,636	31,004,613
		40,392,854
Hotels, Restaurants and Leisure — 2.1%
Hilton Grand Vacations, Inc.(1)	21,358	895,968
International Game Technology plc	84,351	2,236,145
Las Vegas Sands Corp.	204,541	14,213,554
Marriott International, Inc., Class A	43,449	5,897,333
Royal Caribbean Cruises Ltd.	120,905	14,421,548
		37,664,548
Household Durables — 0.2%
Garmin Ltd.	54,753	3,261,636
Household Products — 1.2%
Kimberly-Clark Corp.	146,604	17,689,239
Procter & Gamble Co. (The)	40,570	3,727,571
		21,416,810
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	1,004,837	10,882,385
Industrial Conglomerates — 2.4%
3M Co.	25,639	6,034,651
Carlisle Cos., Inc.	118,563	13,474,685
Honeywell International, Inc.	151,172	23,183,738
		42,693,074
Insurance — 1.8%
Allstate Corp. (The)	171,148	17,920,907
Hanover Insurance Group, Inc. (The)	10,787	1,165,859
Loews Corp.	50,888	2,545,927
Principal Financial Group, Inc.	133,533	9,422,088
		31,054,781
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	43,506	50,878,962
Priceline Group, Inc. (The)(1)	11,236	19,525,247
		70,404,209
Internet Software and Services — 6.4%
Alphabet, Inc., Class A(1)	61,124	64,388,021
Facebook, Inc., Class A(1)	259,006	45,704,199

6

	Shares	Value
LogMeIn, Inc.	22,188	$2,540,526
		112,632,746
IT Services — 2.3%
International Business Machines Corp.	147,701	22,660,287
PayPal Holdings, Inc.(1)	44,810	3,298,912
Total System Services, Inc.	195,018	15,423,974
		41,383,173
Life Sciences Tools and Services — 1.2%
ICON plc(1)	13,941	1,563,483
PerkinElmer, Inc.	157,861	11,542,797
Thermo Fisher Scientific, Inc.	44,106	8,374,847
		21,481,127
Machinery — 3.4%
Caterpillar, Inc.	138,212	21,779,447
Cummins, Inc.	5,871	1,037,054
Oshkosh Corp.	160,588	14,595,843
Parker-Hannifin Corp.	46,514	9,283,264
Toro Co. (The)	206,341	13,459,623
		60,155,231
Media — 0.7%
Comcast Corp., Class A	66,621	2,668,171
John Wiley & Sons, Inc., Class A	18,170	1,194,677
Time Warner, Inc.	87,299	7,985,240
		11,848,088
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	30,320	3,795,761
Exxon Mobil Corp.	495,323	41,428,816
HollyFrontier Corp.	222,441	11,393,428
		56,618,005
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.(1)	177,804	4,669,133
Pharmaceuticals — 4.6%
Eli Lilly & Co.	116,978	9,879,962
Johnson & Johnson	114,198	15,955,744
Merck & Co., Inc.	451,511	25,406,524
Pfizer, Inc.	820,222	29,708,441
		80,950,671
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.	37,707	5,615,704
Road and Rail — 0.8%
Norfolk Southern Corp.	60,228	8,727,037
Union Pacific Corp.	35,707	4,788,309
		13,515,346
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	291,324	14,892,483
Broadcom Ltd.	61,512	15,802,433
Intel Corp.	716,314	33,065,054
Lam Research Corp.	92,405	17,008,988
Texas Instruments, Inc.	214,736	22,427,028
		103,195,986

7

	Shares	Value
Software — 7.2%
Activision Blizzard, Inc.	207,600	$13,145,232
Adobe Systems, Inc.(1)	102,889	18,030,268
Electronic Arts, Inc.(1)	21,340	2,241,981
Intuit, Inc.	68,741	10,845,955
Microsoft Corp.	748,385	64,016,853
Oracle Corp. (New York)	361,551	17,094,131
Synopsys, Inc.(1)	26,695	2,275,482
		127,649,902
Specialty Retail — 2.1%
Best Buy Co., Inc.	248,261	16,998,431
Lowe's Cos., Inc.	226,128	21,016,336
		38,014,767
Technology Hardware, Storage and Peripherals — 3.1%
Apple, Inc.	320,496	54,237,538
Western Digital Corp.	13,295	1,057,351
		55,294,889
Textiles, Apparel and Luxury Goods — 1.7%
Deckers Outdoor Corp.(1)	117,961	9,466,370
Michael Kors Holdings Ltd.(1)	227,186	14,301,359
Ralph Lauren Corp.	60,702	6,294,190
		30,061,919
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	165,657	7,192,827
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	19,921	3,424,619
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	213,026	13,529,281
TOTAL COMMON STOCKS (Cost $1,343,080,018)		1,754,862,406
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $8,378,954), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $8,199,260)		8,198,258
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $13,689,223), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $13,420,805)		13,420,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,167	19,167
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,637,425)		21,637,425
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,364,717,443)		1,776,499,831
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,429,088)
TOTAL NET ASSETS — 100.0%		$1,773,070,743

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,364,717,443)	$1,776,499,831
Receivable for investments sold	525,173
Receivable for capital shares sold	16,935
Dividends and interest receivable	1,334,896
1,778,376,835

Liabilities
Payable for investments purchased	392,409
Payable for capital shares redeemed	4,913,683
5,306,092

Net Assets	$1,773,070,743

G Class Capital Shares, $0.01 Par Value
Shares authorized	985,000,000
Shares outstanding	130,139,267

Net Asset Value Per Share	$13.62

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,328,902,783
Undistributed net investment income	146,692
Undistributed net realized gain	32,238,880
Net unrealized appreciation	411,782,388
$1,773,070,743

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,044)	$20,240,142
Interest	50,810
20,290,952

Expenses:
Management fees	4,117,938
Directors' fees and expenses	53,175
Other expenses	2,395
4,173,508
Fees waived - G Class	(3,444,630)
728,878

Net investment income (loss)	19,562,074

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	75,396,867
Futures contract transactions	16,475
75,413,342

Change in net unrealized appreciation (depreciation) on investments	107,800,902

Net realized and unrealized gain (loss)	183,214,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$202,776,318

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$19,562,074	$25,919,340
Net realized gain (loss)	75,413,342	94,080,270
Change in net unrealized appreciation (depreciation)	107,800,902	158,967,315
Net increase (decrease) in net assets resulting from operations	202,776,318	278,966,925

Distributions to Shareholders
From net investment income	(20,261,973)	(25,334,765)
From net realized gains	(99,893,791)	—
Decrease in net assets from distributions	(120,155,764)	(25,334,765)

Capital Share Transactions
Proceeds from shares sold	31,512,653	185,621,609
Proceeds from reinvestment of distributions	120,155,764	25,334,765
Payments for shares redeemed	(232,779,194)	(256,712,800)
Net increase (decrease) in net assets from capital share transactions	(81,110,777)	(45,756,426)

Net increase (decrease) in net assets	1,509,777	207,875,734

Net Assets
Beginning of period	1,771,560,966	1,563,685,232
End of period	$1,773,070,743	$1,771,560,966

Undistributed net investment income	$146,692	$846,591

Transactions in Shares of the Fund
Sold	2,343,372	15,239,268
Issued in reinvestment of distributions	8,835,684	2,045,908
Redeemed	(16,990,683)	(20,979,841)
Net increase (decrease) in shares of the fund	(5,811,627)	(3,694,665)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class (formerly Institutional Class).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The

13

fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2017 was 0.46% before waiver and 0.08% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $14,610,009 and $11,105,941, respectively. The effect of interfund transactions on the Statement of Operations was $1,337,184 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $734,733,015 and $925,611,741, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,754,862,406	—	—
Temporary Cash Investments	19,167	$21,618,258	—
	$1,754,881,573	$21,618,258	—

14

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2017, the effect of equity price risk derivative instruments on the Statement of Operations was $16,475 in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,369,408,503
Gross tax appreciation of investments	$419,601,694
Gross tax depreciation of investments	(12,510,366)
Net tax appreciation (depreciation) of investments	$407,091,328

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class(4)
2017(3)	$13.03	0.15	1.40	1.55	(0.15)	(0.81)	(0.96)	$13.62	11.98%	0.08%(5)(6)	2.17%(5)(6)	41%	$1,773,071
2017	$11.20	0.19	1.83	2.02	(0.19)	—	(0.19)	$13.03	18.09%	0.47%	1.54%	88%	$1,771,561
2016	$12.30	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$11.20	(2.65)%	0.47%	1.65%	94%	$1,563,685
2015	$13.04	0.21	0.53	0.74	(0.20)	(1.28)	(1.48)	$12.30	5.97%	0.47%	1.66%	84%	$1,381,049
2014	$11.58	0.20	2.59	2.79	(0.19)	(1.14)	(1.33)	$13.04	25.29%	0.47%	1.64%	77%	$1,124,703
2013	$10.20	0.22	1.87	2.09	(0.21)	(0.50)	(0.71)	$11.58	21.39%	0.48%	2.03%	95%	$779,677

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(5)	Annualized.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.46% and 1.79%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91462 1802

Semiannual Report

December 31, 2017

NT Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Globus Medical, Inc., Class A	0.8%
LivaNova plc	0.8%
Children's Place, Inc. (The)	0.8%
PRA Health Sciences, Inc.	0.8%
Haemonetics Corp.	0.8%
Evercore, Inc., Class A	0.8%
KB Home	0.8%
Curtiss-Wright Corp.	0.8%
MKS Instruments, Inc.	0.8%
Editas Medicine, Inc.	0.8%

Top Five Industries	% of net assets
Banks	8.2%
Biotechnology	6.0%
Health Care Equipment and Supplies	5.7%
Semiconductors and Semiconductor Equipment	5.1%
Machinery	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.4)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,082.80	$0.58	0.11%
Hypothetical
G Class	$1,000	$1,024.65	$0.56	0.11%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.6%
Curtiss-Wright Corp.	27,293	$3,325,652
Moog, Inc., Class A(1)	16,863	1,464,551
Triumph Group, Inc.	90,424	2,459,533
		7,249,736
Airlines — 0.5%
Hawaiian Holdings, Inc.	50,325	2,005,451
Auto Components — 0.7%
Cooper-Standard Holding, Inc.(1)	3,150	385,875
Stoneridge, Inc.(1)	118,710	2,713,711
		3,099,586
Banks — 8.2%
Banc of California, Inc.	109,137	2,253,679
Bancorp, Inc. (The)(1)	87,571	865,201
Berkshire Hills Bancorp, Inc.	17,339	634,607
Boston Private Financial Holdings, Inc.	59,827	924,327
Byline Bancorp, Inc.(1)	12,373	284,208
Camden National Corp.	8,459	356,378
Cathay General Bancorp	33,067	1,394,435
Central Pacific Financial Corp.	36,569	1,090,853
Customers Bancorp, Inc.(1)	22,839	593,586
Enterprise Financial Services Corp.	34,812	1,571,762
Financial Institutions, Inc.	24,931	775,354
First Citizens BancShares, Inc., Class A	7,699	3,102,697
First Financial Bancorp	22,566	594,614
First Interstate Bancsystem, Inc., Class A	22,297	892,995
Franklin Financial Network, Inc.(1)	37,022	1,262,450
Hancock Holding Co.	23,697	1,173,002
Heartland Financial USA, Inc.	10,315	553,400
Heritage Commerce Corp.	25,872	396,359
Hilltop Holdings, Inc.	104,608	2,649,721
Independent Bank Corp.	12,326	275,486
International Bancshares Corp.	68,270	2,710,319
OFG Bancorp	112,470	1,057,218
Sandy Spring Bancorp, Inc.	25,305	987,401
Southside Bancshares, Inc.	16,139	543,562
Trico Bancshares	15,631	591,790
Umpqua Holdings Corp.	155,084	3,225,747
United Community Banks, Inc.	96,303	2,709,966
Valley National Bancorp	230,714	2,588,611
		36,059,728
Biotechnology — 6.0%
Akebia Therapeutics, Inc.(1)	125,763	1,870,096
Calithera Biosciences, Inc.(1)	213,464	1,782,424
CytomX Therapeutics, Inc.(1)	108,252	2,285,200
Editas Medicine, Inc.(1)	107,521	3,304,120

4

	Shares	Value
Emergent BioSolutions, Inc.(1)	6,250	$290,438
Exelixis, Inc.(1)	84,541	2,570,046
Genomic Health, Inc.(1)	68,245	2,333,979
Halozyme Therapeutics, Inc.(1)	134,591	2,726,814
MiMedx Group, Inc.(1)	192,021	2,421,385
Myriad Genetics, Inc.(1)	16,918	581,049
NewLink Genetics Corp.(1)	35,213	285,577
PTC Therapeutics, Inc.(1)	68,002	1,134,273
Retrophin, Inc.(1)	98,744	2,080,536
Sangamo Therapeutics, Inc.(1)	165,620	2,716,168
		26,382,105
Building Products — 0.8%
Continental Building Products, Inc.(1)	31,468	885,824
Patrick Industries, Inc.(1)	14,217	987,371
Ply Gem Holdings, Inc.(1)	52,532	971,842
Universal Forest Products, Inc.	12,699	477,736
		3,322,773
Capital Markets — 3.5%
Artisan Partners Asset Management, Inc., Class A	25,694	1,014,913
Evercore, Inc., Class A	37,933	3,413,970
Houlihan Lokey, Inc., Class A	63,507	2,885,123
Investment Technology Group, Inc.	14,371	276,642
Janus Henderson Group plc	2,351	89,949
Moelis & Co., Class A	46,384	2,249,624
Piper Jaffray Cos.	33,389	2,879,801
Stifel Financial Corp.	40,058	2,385,855
		15,195,877
Chemicals — 4.2%
A. Schulman, Inc.	65,150	2,426,838
Chemours Co. (The)	45,832	2,294,350
FutureFuel Corp.	17,493	246,476
Ingevity Corp.(1)	43,770	3,084,472
KMG Chemicals, Inc.	17,335	1,145,497
Koppers Holdings, Inc.(1)	59,476	3,027,328
Kronos Worldwide, Inc.	10,732	276,564
Minerals Technologies, Inc.	37,175	2,559,499
OMNOVA Solutions, Inc.(1)	82,687	826,870
Rayonier Advanced Materials, Inc.	59,781	1,222,521
Stepan Co.	18,661	1,473,659
		18,584,074
Commercial Services and Supplies — 2.5%
ACCO Brands Corp.(1)	157,996	1,927,551
ARC Document Solutions, Inc.(1)	141,045	359,665
Brady Corp., Class A	55,033	2,085,751
Ceco Environmental Corp.	49,664	254,776
McGrath RentCorp	14,076	661,290
MSA Safety, Inc.	15,291	1,185,358
Quad/Graphics, Inc.	98,781	2,232,451
RR Donnelley & Sons Co.	85,604	796,117
SP Plus Corp.(1)	39,529	1,466,526
		10,969,485

5

	Shares	Value
Communications Equipment — 1.9%
Aerohive Networks, Inc.(1)	56,867	$331,535
Applied Optoelectronics, Inc.(1)	4,054	153,322
Ciena Corp.(1)	113,229	2,369,883
Extreme Networks, Inc.(1)	211,790	2,651,611
InterDigital, Inc.	32,794	2,497,263
Oclaro, Inc.(1)	37,528	252,939
		8,256,553
Construction and Engineering — 2.5%
Argan, Inc.	39,339	1,770,255
EMCOR Group, Inc.	39,923	3,263,706
KBR, Inc.	143,759	2,850,741
MasTec, Inc.(1)	17,335	848,548
Primoris Services Corp.	85,722	2,330,781
		11,064,031
Consumer Finance — 0.2%
Regional Management Corp.(1)	37,513	986,967
Containers and Packaging — 0.5%
Greif, Inc., Class A	30,515	1,848,599
Myers Industries, Inc.	6,689	130,435
		1,979,034
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.	73,704	3,099,253
Bridgepoint Education, Inc.(1)	15,088	125,231
Grand Canyon Education, Inc.(1)	15,347	1,374,017
K12, Inc.(1)	16,059	255,338
		4,853,839
Diversified Telecommunication Services — 0.6%
Ooma, Inc.(1)	12,651	151,180
Vonage Holdings Corp.(1)	259,708	2,641,230
		2,792,410
Electric Utilities — 0.6%
Portland General Electric Co.	37,913	1,728,075
Spark Energy, Inc., Class A	68,730	852,252
		2,580,327
Electrical Equipment — 0.8%
Generac Holdings, Inc.(1)	57,683	2,856,462
TPI Composites, Inc.(1)	40,905	836,916
		3,693,378
Electronic Equipment, Instruments and Components — 4.3%
Control4 Corp.(1)	34,164	1,016,721
Daktronics, Inc.	23,773	217,047
Electro Scientific Industries, Inc.(1)	45,128	967,093
KEMET Corp.(1)	138,112	2,079,967
Knowles Corp.(1)	142,674	2,091,601
Plexus Corp.(1)	48,588	2,950,263
Rogers Corp.(1)	10,465	1,694,493
Tech Data Corp.(1)	26,507	2,596,891
TTM Technologies, Inc.(1)	127,541	1,998,567
Vishay Intertechnology, Inc.	149,416	3,100,382
		18,713,025

6

	Shares	Value
Energy Equipment and Services — 2.6%
Archrock, Inc.	95,465	$1,002,383
Diamond Offshore Drilling, Inc.(1)	110,896	2,061,557
Exterran Corp.(1)	88,256	2,774,769
McDermott International, Inc.(1)	375,949	2,473,744
Smart Sand, Inc.(1)	164,005	1,420,283
Unit Corp.(1)	81,913	1,802,086
		11,534,822
Equity Real Estate Investment Trusts (REITs) — 4.3%
Gladstone Commercial Corp.	5,995	126,255
iStar, Inc.(1)	207,843	2,348,626
MedEquities Realty Trust, Inc.	148,705	1,668,470
New Senior Investment Group, Inc.	35,347	267,223
NorthStar Realty Europe Corp.	92,014	1,235,748
Pebblebrook Hotel Trust	72,969	2,712,258
Potlatch Corp.	57,955	2,891,954
PS Business Parks, Inc.	20,761	2,596,993
Tier REIT, Inc.	32,215	656,864
Washington Prime Group, Inc.	282,655	2,012,504
Xenia Hotels & Resorts, Inc.	117,702	2,541,186
		19,058,081
Food and Staples Retailing — 0.7%
United Natural Foods, Inc.(1)	66,401	3,271,577
Food Products — 0.4%
Sanderson Farms, Inc.	14,097	1,956,382
Health Care Equipment and Supplies — 5.7%
Analogic Corp.	21,352	1,788,230
AngioDynamics, Inc.(1)	113,415	1,886,091
Atrion Corp.	268	169,001
Cutera, Inc.(1)	9,269	420,349
Globus Medical, Inc., Class A(1)	87,776	3,607,594
Haemonetics Corp.(1)	58,938	3,423,119
Integer Holdings Corp.(1)	25,715	1,164,889
Lantheus Holdings, Inc.(1)	65,705	1,343,667
LeMaitre Vascular, Inc.	69,539	2,214,122
LivaNova plc(1)	44,367	3,545,811
Masimo Corp.(1)	35,248	2,989,030
Orthofix International NV(1)	44,709	2,445,582
STAAR Surgical Co.(1)	10,565	163,758
		25,161,243
Health Care Providers and Services — 1.3%
AMN Healthcare Services, Inc.(1)	12,192	600,456
Tivity Health, Inc.(1)	70,990	2,594,684
Triple-S Management Corp., Class B(1)	7,161	177,951
WellCare Health Plans, Inc.(1)	12,552	2,524,333
		5,897,424
Health Care Technology — 0.3%
Cotiviti Holdings, Inc.(1)	22,410	721,826
Quality Systems, Inc.(1)	43,603	592,129
		1,313,955

7

	Shares	Value
Hotels, Restaurants and Leisure — 1.3%
Bloomin' Brands, Inc.	7,428	$158,514
Golden Entertainment, Inc.(1)	3,108	101,476
International Speedway Corp., Class A	27,800	1,107,830
Penn National Gaming, Inc.(1)	49,149	1,539,838
Pinnacle Entertainment, Inc.(1)	21,234	694,989
Ruth's Hospitality Group, Inc.	40,930	886,134
Scientific Games Corp., Class A(1)	20,102	1,031,233
		5,520,014
Household Durables — 2.5%
Beazer Homes USA, Inc.(1)	71,124	1,366,292
Hooker Furniture Corp.	16,630	705,944
KB Home	105,363	3,366,348
La-Z-Boy, Inc.	81,157	2,532,098
M.D.C. Holdings, Inc.	81,346	2,593,311
ZAGG, Inc.(1)	31,565	582,374
		11,146,367
Insurance — 1.8%
American Equity Investment Life Holding Co.	87,285	2,682,268
CNO Financial Group, Inc.	67,031	1,654,995
FBL Financial Group, Inc., Class A	1,684	117,291
Genworth Financial, Inc., Class A(1)	102,989	320,296
Health Insurance Innovations, Inc., Class A(1)	3,963	98,877
Infinity Property & Casualty Corp.	4,018	425,908
Stewart Information Services Corp.	63,620	2,691,126
		7,990,761
Internet and Direct Marketing Retail — 0.8%
Nutrisystem, Inc.	50,230	2,642,098
Shutterfly, Inc.(1)	17,767	883,908
		3,526,006
Internet Software and Services — 4.3%
Appfolio, Inc., Class A(1)	12,472	517,588
Apptio, Inc., Class A(1)	17,619	414,399
Blucora, Inc.(1)	98,889	2,185,447
Care.com, Inc.(1)	122,815	2,215,583
Cornerstone OnDemand, Inc.(1)	12,752	450,528
Envestnet, Inc.(1)	55,323	2,757,851
Etsy, Inc.(1)	149,311	3,053,410
LivePerson, Inc.(1)	28,151	323,736
QuinStreet, Inc.(1)	60,532	507,258
Quotient Technology, Inc.(1)	20,681	243,002
SPS Commerce, Inc.(1)	16,090	781,813
Stamps.com, Inc.(1)	13,174	2,476,712
Web.com Group, Inc.(1)	104,246	2,272,563
XO Group, Inc.(1)	39,719	733,213
		18,933,103
IT Services — 0.8%
Everi Holdings, Inc.(1)	39,428	297,287
EVERTEC, Inc.	59,778	815,970
Hackett Group, Inc. (The)	6,247	98,140

8

	Shares	Value
Travelport Worldwide Ltd.	190,657	$2,491,887
		3,703,284
Leisure Products — 0.8%
Johnson Outdoors, Inc., Class A	3,965	246,187
Malibu Boats, Inc., Class A(1)	78,737	2,340,851
MCBC Holdings, Inc.(1)	34,428	764,990
		3,352,028
Life Sciences Tools and Services — 1.1%
Luminex Corp.	55,335	1,090,100
Medpace Holdings, Inc.(1)	4,598	166,723
PRA Health Sciences, Inc.(1)	37,806	3,442,992
		4,699,815
Machinery — 4.7%
Alamo Group, Inc.	22,261	2,512,599
Altra Industrial Motion Corp.	7,578	381,931
Astec Industries, Inc.	18,986	1,110,681
Briggs & Stratton Corp.	22,605	573,489
Columbus McKinnon Corp.	19,253	769,735
Commercial Vehicle Group, Inc.(1)	7,561	80,827
EnPro Industries, Inc.	29,356	2,745,080
Global Brass & Copper Holdings, Inc.	68,535	2,268,509
Harsco Corp.(1)	146,653	2,735,078
Hillenbrand, Inc.	11,379	508,641
Hyster-Yale Materials Handling, Inc.	13,587	1,157,069
Kadant, Inc.	8,288	832,115
Lydall, Inc.(1)	5,615	284,961
TriMas Corp.(1)	47,338	1,266,292
Woodward, Inc.	42,581	3,259,150
		20,486,157
Media — 0.4%
Entravision Communications Corp., Class A	128,768	920,691
MDC Partners, Inc., Class A(1)	44,199	430,940
tronc, Inc.(1)	10,653	187,387
		1,539,018
Metals and Mining — 2.2%
Cleveland-Cliffs, Inc.(1)	273,267	1,970,255
Kaiser Aluminum Corp.	25,842	2,761,218
Schnitzer Steel Industries, Inc., Class A	87,437	2,929,139
Worthington Industries, Inc.	49,992	2,202,648
		9,863,260
Multiline Retail — 0.7%
Big Lots, Inc.	51,999	2,919,744
Oil, Gas and Consumable Fuels — 0.5%
Delek US Holdings, Inc.	15,265	533,359
International Seaways, Inc.(1)	14,536	268,335
NACCO Industries, Inc., Class A	15,924	599,539
Overseas Shipholding Group, Inc., Class A(1)	47,162	129,224
Peabody Energy Corp.(1)	10,393	409,172
Ship Finance International Ltd.	20,299	314,634
W&T Offshore, Inc.(1)	26,582	87,986
		2,342,249

9

	Shares	Value
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.(1)	125,517	$3,296,076
Personal Products — 0.7%
Medifast, Inc.	37,920	2,647,195
Natural Health Trends Corp.	32,449	492,901
		3,140,096
Pharmaceuticals — 1.4%
Corcept Therapeutics, Inc.(1)	149,292	2,696,214
Innoviva, Inc.(1)	203,656	2,889,879
Intra-Cellular Therapies, Inc.(1)	24,326	352,240
Phibro Animal Health Corp., Class A	12,579	421,396
		6,359,729
Professional Services — 1.0%
Acacia Research Corp.(1)	70,856	286,967
ICF International, Inc.(1)	20,486	1,075,515
Kelly Services, Inc., Class A	9,661	263,455
RPX Corp.	10,641	143,015
TriNet Group, Inc.(1)	50,721	2,248,969
TrueBlue, Inc.(1)	6,901	189,778
		4,207,699
Real Estate Management and Development — 0.5%
Altisource Portfolio Solutions SA(1)	45,836	1,283,408
HFF, Inc., Class A	17,441	848,330
RMR Group, Inc. (The), Class A	4,168	247,163
		2,378,901
Road and Rail — 0.1%
YRC Worldwide, Inc.(1)	20,995	301,908
Semiconductors and Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc.(1)	37,607	2,537,720
Amkor Technology, Inc.(1)	158,448	1,592,402
Cabot Microelectronics Corp.	17,977	1,691,276
Cirrus Logic, Inc.(1)	50,014	2,593,726
Cohu, Inc.	23,821	522,871
Diodes, Inc.(1)	7,742	221,963
Entegris, Inc.	96,554	2,940,069
Formfactor, Inc.(1)	60,319	943,992
MKS Instruments, Inc.	35,122	3,319,029
Nanometrics, Inc.(1)	58,076	1,447,254
Rudolph Technologies, Inc.(1)	74,545	1,781,626
Semtech Corp.(1)	11,815	404,073
Silicon Laboratories, Inc.(1)	13,395	1,182,779
Synaptics, Inc.(1)	28,653	1,144,401
		22,323,181
Software — 3.0%
A10 Networks, Inc.(1)	90,287	697,016
Aspen Technology, Inc.(1)	48,793	3,230,096
Blackbaud, Inc.	12,010	1,134,825
Fair Isaac Corp.	21,190	3,246,308
Imperva, Inc.(1)	59,276	2,353,257
Pegasystems, Inc.	13,068	616,156
Progress Software Corp.	31,096	1,323,757

10

	Shares	Value
Rosetta Stone, Inc.(1)	23,325	$290,863
Zix Corp.(1)	104,452	457,500
		13,349,778
Specialty Retail — 2.8%
Aaron's, Inc.	67,057	2,672,222
Children's Place, Inc. (The)	24,311	3,533,604
Haverty Furniture Cos., Inc.	9,120	206,568
Party City Holdco, Inc.(1)	125,051	1,744,461
Sleep Number Corp.(1)	43,870	1,649,073
Tailored Brands, Inc.	122,376	2,671,468
		12,477,396
Technology Hardware, Storage and Peripherals†
Quantum Corp.(1)	34,191	192,495
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	43,897	554,858
Deckers Outdoor Corp.(1)	39,745	3,189,537
Perry Ellis International, Inc.(1)	76,531	1,916,336
		5,660,731
Thrifts and Mortgage Finance — 2.4%
Essent Group Ltd.(1)	75,839	3,292,929
Flagstar Bancorp, Inc.(1)	64,623	2,418,193
Meta Financial Group, Inc.	12,621	1,169,336
MGIC Investment Corp.(1)	105,325	1,486,136
Nationstar Mortgage Holdings, Inc.(1)	63,715	1,178,727
Washington Federal, Inc.	25,596	876,663
		10,421,984
Trading Companies and Distributors — 2.9%
Aircastle Ltd.	78,531	1,836,840
Applied Industrial Technologies, Inc.	44,277	3,015,263
H&E Equipment Services, Inc.	32,035	1,302,223
Rush Enterprises, Inc., Class A(1)	55,817	2,836,062
Textainer Group Holdings Ltd.(1)	36,102	776,193
Triton International Ltd.	74,960	2,807,252
		12,573,833
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	38,105	596,343
TOTAL COMMON STOCKS (Cost $376,888,327)		439,283,819
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $1,077,227), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $1,054,125)		1,053,996
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $1,762,817), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $1,725,104)		1,725,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,513	2,513
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,781,509)		2,781,509
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $379,669,836)		442,065,328
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,979,873)
TOTAL NET ASSETS — 100.0%		$440,085,455

11

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $379,669,836)	$442,065,328
Receivable for capital shares sold	6,211
Dividends and interest receivable	247,305
442,318,844

Liabilities
Payable for capital shares redeemed	2,233,389

Net Assets	$440,085,455

G Class Capital Shares, $0.01 Par Value
Shares authorized	340,000,000
Shares outstanding	45,716,987

Net Asset Value Per Share	$9.63

Net Assets Consist of:
Capital (par value and paid-in surplus)	$372,011,236
Undistributed net investment income	174,378
Undistributed net realized gain	5,504,349
Net unrealized appreciation	62,395,492
$440,085,455

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,669)	$2,329,839
Interest	17,839
2,347,678

Expenses:
Management fees	1,488,090
Directors' fees and expenses	13,409
Other expenses	4,223
1,505,722
Fees waived - G Class	(1,247,621)
258,101

Net investment income (loss)	2,089,577

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,181,958
Futures contract transactions	55,916
19,237,874

Change in net unrealized appreciation (depreciation) on investments	15,286,563

Net realized and unrealized gain (loss)	34,524,437

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,614,014

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$2,089,577	$2,388,947
Net realized gain (loss)	19,237,874	56,660,011
Change in net unrealized appreciation (depreciation)	15,286,563	23,760,498
Net increase (decrease) in net assets resulting from operations	36,614,014	82,809,456

Distributions to Shareholders
From net investment income	(2,762,976)	(2,490,014)
From net realized gains	(56,272,650)	—
Decrease in net assets from distributions	(59,035,626)	(2,490,014)

Capital Share Transactions
Proceeds from shares sold	22,645,353	74,053,520
Proceeds from reinvestment of distributions	59,035,626	2,490,014
Payments for shares redeemed	(58,123,596)	(110,250,526)
Net increase (decrease) in net assets from capital share transactions	23,557,383	(33,706,992)

Net increase (decrease) in net assets	1,135,771	46,612,450

Net Assets
Beginning of period	438,949,684	392,337,234
End of period	$440,085,455	$438,949,684

Undistributed net investment income	$174,378	$847,777

Transactions in Shares of the Fund
Sold	2,207,759	7,748,770
Issued in reinvestment of distributions	6,185,583	266,197
Redeemed	(5,418,927)	(11,379,065)
Net increase (decrease) in shares of the fund	2,974,415	(3,364,098)

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class (formerly Institutional Class).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

17

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2017 was 0.66% before waiver and 0.11% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,391,799 and $571,087, respectively. The effect of interfund transactions on the Statement of Operations was $69,413 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $238,801,243 and $276,687,217, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$439,283,819	—	—
Temporary Cash Investments	2,513	$2,778,996	—
	$439,286,332	$2,778,996	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2017, the effect of equity price risk derivative instruments on the Statement of Operations was $55,916 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$380,866,304
Gross tax appreciation of investments	$71,979,529
Gross tax depreciation of investments	(10,780,505)
Net tax appreciation (depreciation) of investments	$61,199,024

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class(3)
2017(4)	$10.27	0.05	0.78	0.83	(0.06)	(1.41)	(1.47)	$9.63	8.28%	0.11%(5)(6)	0.92%(5)(6)	54%	$440,085
2017	$8.51	0.05	1.77	1.82	(0.06)	—	(0.06)	$10.27	21.42%	0.67%	0.57%	118%	$438,950
2016	$10.13	0.05	(0.89)	(0.84)	(0.05)	(0.73)	(0.78)	$8.51	(8.27)%	0.67%	0.56%	107%	$392,337
2015	$11.00	0.04	0.41	0.45	(0.03)	(1.29)	(1.32)	$10.13	5.12%	0.67%	0.43%	119%	$353,174
2014	$9.89	0.04	2.48	2.52	(0.04)	(1.37)	(1.41)	$11.00	26.77%	0.67%	0.38%	96%	$371,130
2013	$8.27	0.10	2.03	2.13	(0.10)	(0.41)	(0.51)	$9.89	26.98%	0.68%	1.12%	106%	$255,865

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(4)	Six months ended December 31, 2017 (unaudited).

(5)	Annualized.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.66% and 0.37%, respectively.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91463 1802

Semiannual Report

December 31, 2017

Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Children's Place, Inc. (The)	0.8%
Globus Medical, Inc., Class A	0.8%
LivaNova plc	0.8%
PRA Health Sciences, Inc.	0.8%
Evercore, Inc., Class A	0.8%
Haemonetics Corp.	0.8%
KB Home	0.8%
Woodward, Inc.	0.8%
MKS Instruments, Inc.	0.8%
Louisiana-Pacific Corp.	0.7%

Top Five Industries	% of net assets
Banks	8.2%
Biotechnology	6.0%
Health Care Equipment and Supplies	5.7%
Semiconductors and Semiconductor Equipment	5.0%
Machinery	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,077.20	$4.50	0.86%
I Class	$1,000	$1,078.40	$3.46	0.66%
A Class	$1,000	$1,076.10	$5.81	1.11%
C Class	$1,000	$1,071.40	$9.71	1.86%
R Class	$1,000	$1,074.60	$7.11	1.36%
R5 Class	$1,000	$1,077.70	$3.46	0.66%
Hypothetical
Investor Class	$1,000	$1,020.87	$4.38	0.86%
I Class	$1,000	$1,021.88	$3.36	0.66%
A Class	$1,000	$1,019.61	$5.65	1.11%
C Class	$1,000	$1,015.83	$9.45	1.86%
R Class	$1,000	$1,018.35	$6.92	1.36%
R5 Class	$1,000	$1,021.88	$3.36	0.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.6%
Curtiss-Wright Corp.	42,211	$5,143,410
Moog, Inc., Class A(1)	24,918	2,164,128
Triumph Group, Inc.	140,923	3,833,106
		11,140,644
Airlines — 0.5%
Hawaiian Holdings, Inc.	77,992	3,107,981
Auto Components — 0.7%
Cooper-Standard Holding, Inc.(1)	3,602	441,245
Stoneridge, Inc.(1)	188,729	4,314,345
		4,755,590
Banks — 8.2%
Banc of California, Inc.	172,472	3,561,547
Bancorp, Inc. (The)(1)	139,606	1,379,307
Berkshire Hills Bancorp, Inc.	24,443	894,614
Boston Private Financial Holdings, Inc.	103,386	1,597,314
Byline Bancorp, Inc.(1)	20,716	475,846
Camden National Corp.	14,469	609,579
Cathay General Bancorp	44,707	1,885,294
Central Pacific Financial Corp.	59,490	1,774,587
Customers Bancorp, Inc.(1)	38,743	1,006,931
Enterprise Financial Services Corp.	58,904	2,659,516
Financial Institutions, Inc.	39,853	1,239,428
First Citizens BancShares, Inc., Class A	11,416	4,600,648
First Financial Bancorp	31,637	833,635
First Interstate Bancsystem, Inc., Class A	34,900	1,397,745
Franklin Financial Network, Inc.(1)	58,833	2,006,205
Hancock Holding Co.	38,117	1,886,791
Heartland Financial USA, Inc.	20,130	1,079,974
Heritage Commerce Corp.	42,183	646,243
Hilltop Holdings, Inc.	167,587	4,244,979
Independent Bank Corp.	22,491	502,674
International Bancshares Corp.	104,880	4,163,736
OFG Bancorp	180,174	1,693,636
Sandy Spring Bancorp, Inc.	33,002	1,287,738
Southside Bancshares, Inc.	28,808	970,253
Trico Bancshares	26,866	1,017,147
Umpqua Holdings Corp.	245,736	5,111,309
United Community Banks, Inc.	144,157	4,056,578
Valley National Bancorp	367,895	4,127,782
		56,711,036
Biotechnology — 6.0%
Akebia Therapeutics, Inc.(1)	194,590	2,893,553
Calithera Biosciences, Inc.(1)	334,329	2,791,647
CytomX Therapeutics, Inc.(1)	169,920	3,587,011
Editas Medicine, Inc.(1)	166,257	5,109,078

6

	Shares	Value
Emergent BioSolutions, Inc.(1)	9,201	$427,571
Exelixis, Inc.(1)	133,717	4,064,997
Genomic Health, Inc.(1)	106,717	3,649,721
Halozyme Therapeutics, Inc.(1)	211,263	4,280,188
MiMedx Group, Inc.(1)	299,089	3,771,512
Myriad Genetics, Inc.(1)	28,052	963,446
NewLink Genetics Corp.(1)	50,528	409,782
PTC Therapeutics, Inc.(1)	105,147	1,753,852
Retrophin, Inc.(1)	152,665	3,216,652
Sangamo Therapeutics, Inc.(1)	259,194	4,250,782
		41,169,792
Building Products — 0.8%
Continental Building Products, Inc.(1)	50,442	1,419,942
Patrick Industries, Inc.(1)	21,009	1,459,075
Ply Gem Holdings, Inc.(1)	84,596	1,565,026
Universal Forest Products, Inc.	20,463	769,818
		5,213,861
Capital Markets — 3.4%
Artisan Partners Asset Management, Inc., Class A	38,053	1,503,093
Evercore, Inc., Class A	59,637	5,367,330
Houlihan Lokey, Inc., Class A	92,012	4,180,105
Investment Technology Group, Inc.	22,278	428,852
Janus Henderson Group plc	5,802	221,985
Moelis & Co., Class A	72,132	3,498,402
Piper Jaffray Cos.	52,608	4,537,440
Stifel Financial Corp.	63,109	3,758,772
		23,495,979
Chemicals — 4.2%
A. Schulman, Inc.	101,944	3,797,414
Chemours Co. (The)	70,376	3,523,023
FutureFuel Corp.	19,500	274,755
Ingevity Corp.(1)	68,498	4,827,054
KMG Chemicals, Inc.	26,356	1,741,604
Koppers Holdings, Inc.(1)	93,275	4,747,698
Kronos Worldwide, Inc.	16,195	417,345
Minerals Technologies, Inc.	59,316	4,083,907
OMNOVA Solutions, Inc.(1)	130,087	1,300,870
Rayonier Advanced Materials, Inc.	92,000	1,881,400
Stepan Co.	28,757	2,270,940
		28,866,010
Commercial Services and Supplies — 2.5%
ACCO Brands Corp.(1)	243,301	2,968,272
ARC Document Solutions, Inc.(1)	198,200	505,410
Brady Corp., Class A	84,238	3,192,620
Ceco Environmental Corp.	65,749	337,292
McGrath RentCorp	20,802	977,278
MSA Safety, Inc.	25,351	1,965,210
Quad/Graphics, Inc.	158,156	3,574,326
RR Donnelley & Sons Co.	131,827	1,225,991
SP Plus Corp.(1)	60,237	2,234,793
		16,981,192

7

	Shares	Value
Communications Equipment — 1.8%
Aerohive Networks, Inc.(1)	83,471	$486,636
Applied Optoelectronics, Inc.(1)	5,932	224,348
Ciena Corp.(1)	176,803	3,700,487
Extreme Networks, Inc.(1)	324,545	4,063,303
InterDigital, Inc.	51,928	3,954,317
Oclaro, Inc.(1)	53,632	361,480
		12,790,571
Construction and Engineering — 2.5%
Argan, Inc.	61,633	2,773,485
EMCOR Group, Inc.	62,966	5,147,470
KBR, Inc.	225,018	4,462,107
MasTec, Inc.(1)	28,788	1,409,173
Primoris Services Corp.	132,483	3,602,213
		17,394,448
Consumer Finance — 0.2%
Regional Management Corp.(1)	55,554	1,461,626
Containers and Packaging — 0.5%
Greif, Inc., Class A	47,937	2,904,023
Myers Industries, Inc.	11,241	219,200
		3,123,223
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.	115,101	4,839,997
Bridgepoint Education, Inc.(1)	23,955	198,827
Grand Canyon Education, Inc.(1)	25,055	2,243,174
K12, Inc.(1)	19,910	316,569
		7,598,567
Diversified Telecommunication Services — 0.6%
Ooma, Inc.(1)	17,295	206,675
Vonage Holdings Corp.(1)	403,431	4,102,894
		4,309,569
Electric Utilities — 0.6%
Portland General Electric Co.	60,377	2,751,984
Spark Energy, Inc., Class A	111,636	1,384,286
		4,136,270
Electrical Equipment — 0.8%
Generac Holdings, Inc.(1)	91,357	4,523,999
TPI Composites, Inc.(1)	65,160	1,333,173
		5,857,172
Electronic Equipment, Instruments and Components — 4.2%
Control4 Corp.(1)	56,101	1,669,566
Daktronics, Inc.	35,947	328,196
Electro Scientific Industries, Inc.(1)	71,183	1,525,452
KEMET Corp.(1)	210,928	3,176,576
Knowles Corp.(1)	226,339	3,318,130
Plexus Corp.(1)	76,324	4,634,393
Rogers Corp.(1)	16,292	2,638,001
Tech Data Corp.(1)	41,706	4,085,937
TTM Technologies, Inc.(1)	200,490	3,141,678
Vishay Intertechnology, Inc.	232,606	4,826,574
		29,344,503

8

	Shares	Value
Energy Equipment and Services — 2.6%
Archrock, Inc.	144,927	$1,521,734
Diamond Offshore Drilling, Inc.(1)	172,324	3,203,503
Exterran Corp.(1)	138,896	4,366,890
McDermott International, Inc.(1)	580,462	3,819,440
Smart Sand, Inc.(1)	261,740	2,266,668
Unit Corp.(1)	127,519	2,805,418
		17,983,653
Equity Real Estate Investment Trusts (REITs) — 4.3%
Gladstone Commercial Corp.	13,375	281,678
iStar, Inc.(1)	324,847	3,670,771
MedEquities Realty Trust, Inc.	237,728	2,667,308
New Senior Investment Group, Inc.	59,444	449,397
NorthStar Realty Europe Corp.	146,474	1,967,146
Pebblebrook Hotel Trust	113,999	4,237,343
Potlatch Corp.	87,570	4,369,743
PS Business Parks, Inc.	31,769	3,973,984
Tier REIT, Inc.	39,566	806,751
Washington Prime Group, Inc.	448,262	3,191,625
Xenia Hotels & Resorts, Inc.	181,599	3,920,722
		29,536,468
Food and Staples Retailing — 0.7%
United Natural Foods, Inc.(1)	103,562	5,102,500
Food Products — 0.4%
Sanderson Farms, Inc.	21,885	3,037,200
Health Care Equipment and Supplies — 5.7%
Analogic Corp.	32,827	2,749,261
AngioDynamics, Inc.(1)	178,439	2,967,441
Atrion Corp.	371	233,953
Cutera, Inc.(1)	14,329	649,820
Globus Medical, Inc., Class A(1)	136,689	5,617,918
Haemonetics Corp.(1)	92,242	5,357,415
Integer Holdings Corp.(1)	39,485	1,788,671
Lantheus Holdings, Inc.(1)	101,810	2,082,014
LeMaitre Vascular, Inc.	109,268	3,479,093
LivaNova plc(1)	69,182	5,529,025
Masimo Corp.(1)	54,142	4,591,242
Orthofix International NV(1)	70,993	3,883,317
STAAR Surgical Co.(1)	17,549	272,010
		39,201,180
Health Care Providers and Services — 1.3%
AMN Healthcare Services, Inc.(1)	19,369	953,923
Tivity Health, Inc.(1)	110,263	4,030,113
Triple-S Management Corp., Class B(1)	10,776	267,784
WellCare Health Plans, Inc.(1)	19,311	3,883,635
		9,135,455
Health Care Technology — 0.3%
Cotiviti Holdings, Inc.(1)	37,310	1,201,755
Quality Systems, Inc.(1)	69,904	949,296
		2,151,051
9

	Shares	Value
Hotels, Restaurants and Leisure — 1.3%
Bloomin' Brands, Inc.	6,803	$145,176
Golden Entertainment, Inc.(1)	4,234	138,240
International Speedway Corp., Class A	44,364	1,767,905
Penn National Gaming, Inc.(1)	77,439	2,426,164
Pinnacle Entertainment, Inc.(1)	36,010	1,178,607
Ruth's Hospitality Group, Inc.	65,389	1,415,672
Scientific Games Corp., Class A(1)	30,895	1,584,914
		8,656,678
Household Durables — 2.5%
Beazer Homes USA, Inc.(1)	109,688	2,107,106
Hooker Furniture Corp.	24,783	1,052,038
KB Home	167,119	5,339,452
La-Z-Boy, Inc.	125,474	3,914,789
M.D.C. Holdings, Inc.	125,228	3,992,269
ZAGG, Inc.(1)	51,953	958,533
		17,364,187
Insurance — 1.8%
American Equity Investment Life Holding Co.	136,348	4,189,974
CNO Financial Group, Inc.	104,515	2,580,475
FBL Financial Group, Inc., Class A	2,991	208,323
Genworth Financial, Inc., Class A(1)	175,841	546,866
Health Insurance Innovations, Inc., Class A(1)	6,090	151,946
Infinity Property & Casualty Corp.	6,496	688,576
Stewart Information Services Corp.	96,258	4,071,713
		12,437,873
Internet and Direct Marketing Retail — 0.8%
Nutrisystem, Inc.	78,884	4,149,298
Shutterfly, Inc.(1)	25,362	1,261,760
		5,411,058
Internet Software and Services — 4.3%
Appfolio, Inc., Class A(1)	20,930	868,595
Apptio, Inc., Class A(1)	25,180	592,234
Blucora, Inc.(1)	155,657	3,440,020
Care.com, Inc.(1)	191,627	3,456,951
Cornerstone OnDemand, Inc.(1)	22,127	781,747
Envestnet, Inc.(1)	84,983	4,236,403
Etsy, Inc.(1)	229,940	4,702,273
LivePerson, Inc.(1)	42,049	483,563
QuinStreet, Inc.(1)	93,451	783,119
Quotient Technology, Inc.(1)	34,832	409,276
SPS Commerce, Inc.(1)	26,000	1,263,340
Stamps.com, Inc.(1)	20,364	3,828,432
Web.com Group, Inc.(1)	162,383	3,539,949
XO Group, Inc.(1)	64,791	1,196,042
		29,581,944
IT Services — 0.8%
Everi Holdings, Inc.(1)	60,301	454,669
EVERTEC, Inc.	95,720	1,306,578
Hackett Group, Inc. (The)	8,822	138,594

10

	Shares	Value
Travelport Worldwide Ltd.	293,926	$3,841,613
		5,741,454
Leisure Products — 0.8%
Johnson Outdoors, Inc., Class A	6,404	397,625
Malibu Boats, Inc., Class A(1)	122,258	3,634,730
MCBC Holdings, Inc.(1)	55,233	1,227,277
		5,259,632
Life Sciences Tools and Services — 1.1%
Luminex Corp.	84,108	1,656,928
Medpace Holdings, Inc.(1)	6,609	239,642
PRA Health Sciences, Inc.(1)	60,063	5,469,937
		7,366,507
Machinery — 4.6%
Alamo Group, Inc.	34,531	3,897,514
Altra Industrial Motion Corp.	11,635	586,404
Astec Industries, Inc.	27,419	1,604,012
Briggs & Stratton Corp.	36,435	924,356
Columbus McKinnon Corp.	30,983	1,238,700
Commercial Vehicle Group, Inc.(1)	13,212	141,236
EnPro Industries, Inc.	45,127	4,219,826
Global Brass & Copper Holdings, Inc.	106,454	3,523,627
Harsco Corp.(1)	227,812	4,248,694
Hillenbrand, Inc.	16,499	737,505
Hyster-Yale Materials Handling, Inc.	20,318	1,730,281
Kadant, Inc.	12,354	1,240,342
Lydall, Inc.(1)	8,103	411,227
TriMas Corp.(1)	73,116	1,955,853
Woodward, Inc.	68,141	5,215,512
		31,675,089
Media — 0.3%
Entravision Communications Corp., Class A	200,979	1,437,000
MDC Partners, Inc., Class A(1)	67,575	658,856
tronc, Inc.(1)	16,324	287,139
		2,382,995
Metals and Mining — 2.2%
Cleveland-Cliffs, Inc.(1)	434,778	3,134,749
Kaiser Aluminum Corp.	40,348	4,311,184
Schnitzer Steel Industries, Inc., Class A	134,157	4,494,260
Worthington Industries, Inc.	77,491	3,414,253
		15,354,446
Multiline Retail — 0.7%
Big Lots, Inc.	81,828	4,594,642
Oil, Gas and Consumable Fuels — 0.5%
Delek US Holdings, Inc.	21,757	760,190
International Seaways, Inc.(1)	19,250	355,355
NACCO Industries, Inc., Class A	24,658	928,374
Overseas Shipholding Group, Inc., Class A(1)	74,148	203,165
Peabody Energy Corp.(1)	17,169	675,943
Ship Finance International Ltd.	37,001	573,515
W&T Offshore, Inc.(1)	40,847	135,204
		3,631,746

11

	Shares	Value
Paper and Forest Products — 0.7%
Louisiana-Pacific Corp.(1)	196,034	$5,147,853
Personal Products — 0.7%
Medifast, Inc.	58,686	4,096,870
Natural Health Trends Corp.	50,924	773,535
		4,870,405
Pharmaceuticals — 1.4%
Corcept Therapeutics, Inc.(1)	235,915	4,260,625
Innoviva, Inc.(1)	315,208	4,472,802
Intra-Cellular Therapies, Inc.(1)	34,969	506,351
Phibro Animal Health Corp., Class A	19,100	639,850
		9,879,628
Professional Services — 1.0%
Acacia Research Corp.(1)	105,502	427,283
ICF International, Inc.(1)	33,093	1,737,383
Kelly Services, Inc., Class A	16,345	445,728
RPX Corp.	17,417	234,084
TriNet Group, Inc.(1)	79,751	3,536,159
TrueBlue, Inc.(1)	10,765	296,038
		6,676,675
Real Estate Management and Development — 0.5%
Altisource Portfolio Solutions SA(1)	71,632	2,005,696
HFF, Inc., Class A	24,891	1,210,698
RMR Group, Inc. (The), Class A	5,957	353,250
		3,569,644
Road and Rail — 0.1%
YRC Worldwide, Inc.(1)	30,104	432,896
Semiconductors and Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.(1)	59,235	3,997,178
Amkor Technology, Inc.(1)	249,869	2,511,183
Cabot Microelectronics Corp.	26,917	2,532,351
Cirrus Logic, Inc.(1)	76,948	3,990,523
Cohu, Inc.	38,646	848,280
Diodes, Inc.(1)	11,459	328,530
Entegris, Inc.	151,883	4,624,837
Formfactor, Inc.(1)	95,803	1,499,317
MKS Instruments, Inc.	55,126	5,209,407
Nanometrics, Inc.(1)	90,119	2,245,766
Rudolph Technologies, Inc.(1)	117,940	2,818,766
Semtech Corp.(1)	19,451	665,224
Silicon Laboratories, Inc.(1)	19,096	1,686,177
Synaptics, Inc.(1)	45,505	1,817,470
		34,775,009
Software — 3.0%
A10 Networks, Inc.(1)	145,583	1,123,901
Aspen Technology, Inc.(1)	76,537	5,066,749
Blackbaud, Inc.	19,413	1,834,334
Fair Isaac Corp.	32,598	4,994,014
Imperva, Inc.(1)	93,735	3,721,279
Pegasystems, Inc.	19,684	928,101
Progress Software Corp.	48,937	2,083,248

12

	Shares	Value
Rosetta Stone, Inc.(1)	31,535	$393,241
Zix Corp.(1)	161,236	706,214
		20,851,081
Specialty Retail — 2.8%
Aaron's, Inc.	103,973	4,143,324
Children's Place, Inc. (The)	38,727	5,628,970
Haverty Furniture Cos., Inc.	12,623	285,911
Party City Holdco, Inc.(1)	194,016	2,706,523
Sleep Number Corp.(1)	69,636	2,617,617
Tailored Brands, Inc.	191,704	4,184,898
		19,567,243
Technology Hardware, Storage and Peripherals†
Quantum Corp.(1)	48,973	275,718
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	66,773	844,011
Deckers Outdoor Corp.(1)	61,354	4,923,658
Perry Ellis International, Inc.(1)	118,473	2,966,564
		8,734,233
Thrifts and Mortgage Finance — 2.3%
Essent Group Ltd.(1)	114,922	4,989,913
Flagstar Bancorp, Inc.(1)	100,989	3,779,009
Meta Financial Group, Inc.	20,400	1,890,060
MGIC Investment Corp.(1)	168,148	2,372,568
Nationstar Mortgage Holdings, Inc.(1)	98,832	1,828,392
Washington Federal, Inc.	32,129	1,100,418
		15,960,360
Tobacco†
Universal Corp.	3,304	173,460
Trading Companies and Distributors — 2.8%
Aircastle Ltd.	121,477	2,841,347
Applied Industrial Technologies, Inc.	69,731	4,748,681
H&E Equipment Services, Inc.	49,071	1,994,736
Rush Enterprises, Inc., Class A(1)	86,748	4,407,666
Textainer Group Holdings Ltd.(1)	56,254	1,209,461
Triton International Ltd.	115,641	4,330,756
		19,532,647
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	881,345
TOTAL COMMON STOCKS (Cost $599,755,685)		684,391,989
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $2,903,058), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $2,840,799)		2,840,452
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $4,744,204), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $4,649,279)		4,649,000

13

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,671	$6,671
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,496,123)		7,496,123
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $607,251,808)		691,888,112
OTHER ASSETS AND LIABILITIES†		219,967
TOTAL NET ASSETS — 100.0%		$692,108,079

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $607,251,808)	$691,888,112
Receivable for capital shares sold	509,729
Dividends and interest receivable	388,298
692,786,139

Liabilities
Payable for capital shares redeemed	164,228
Accrued management fees	499,441
Distribution and service fees payable	14,391
678,060

Net Assets	$692,108,079

Net Assets Consist of:
Capital (par value and paid-in surplus)	$599,012,017
Undistributed net investment income	495,638
Undistributed net realized gain	7,964,120
Net unrealized appreciation	84,636,304
$692,108,079

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$620,372,431	40,303,827	$15.39
I Class, $0.01 Par Value	$26,001,499	1,681,452	$15.46
A Class, $0.01 Par Value	$27,110,244	1,802,111	$15.04*
C Class, $0.01 Par Value	$1,804,911	124,444	$14.50
R Class, $0.01 Par Value	$16,700,898	1,132,478	$14.75
R5 Class, $0.01 Par Value	$118,096	7,632	$15.47
*Maximum offering price $15.96 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,490)	$3,551,404
Interest	26,458
3,577,862

Expenses:
Management fees	2,866,182
Distribution and service fees:
A Class	36,552
C Class	8,633
R Class	41,923
Directors' fees and expenses	19,774
Other expenses	975
2,974,039

Net investment income (loss)	603,823

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,940,152
Futures contract transactions	455,241
22,395,393

Change in net unrealized appreciation (depreciation) on investments	27,575,712

Net realized and unrealized gain (loss)	49,971,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,574,928

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$603,823	$2,362,622
Net realized gain (loss)	22,395,393	107,264,915
Change in net unrealized appreciation (depreciation)	27,575,712	25,400,140
Net increase (decrease) in net assets resulting from operations	50,574,928	135,027,677

Distributions to Shareholders
From net investment income:
Investor Class	(785,449)	(2,297,524)
I Class	(64,889)	(198,792)
A Class	—	(54,373)
R5 Class	(11)	—
From net realized gains:
Investor Class	(29,880,393)	—
I Class	(1,245,832)	—
A Class	(1,379,611)	—
C Class	(87,493)	—
R Class	(829,884)	—
R5 Class	(5,641)	—
Decrease in net assets from distributions	(34,279,203)	(2,550,689)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,374,964	(202,281,383)

Net increase (decrease) in net assets	21,670,689	(69,804,395)

Net Assets
Beginning of period	670,437,390	740,241,785
End of period	$692,108,079	$670,437,390

Undistributed net investment income	$495,638	$742,164

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

18

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

19

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 16% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.86%
I Class		0.0500% to 0.1100%	0.66%
A Class		0.2500% to 0.3100%	0.86%
C Class		0.2500% to 0.3100%	0.86%
R Class		0.2500% to 0.3100%	0.86%
R5 Class		0.0500% to 0.1100%	0.66%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,606,463 and $470,081, respectively. The effect of interfund transactions on the Statement of Operations was $91,255 in net realized gain (loss) on investment transactions.

20

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $330,902,568 and $362,517,935, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2017		Year ended June 30, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	340,000,000		340,000,000
Sold	6,267,700	$95,900,140	4,269,043	$59,905,387
Issued in reinvestment of distributions	1,991,057	30,226,281	167,883	2,272,354
Redeemed	(7,459,050)	(114,617,321)	(17,472,669)	(239,897,722)
	799,707	11,509,100	(13,035,743)	(177,719,981)
I Class/Shares Authorized	35,000,000		35,000,000
Sold	265,942	4,154,272	635,020	9,184,764
Issued in reinvestment of distributions	85,455	1,303,311	14,703	198,717
Redeemed	(381,093)	(5,805,349)	(1,661,935)	(22,580,690)
	(29,696)	(347,766)	(1,012,212)	(13,197,209)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	146,229	2,193,894	617,311	8,519,411
Issued in reinvestment of distributions	77,935	1,156,559	3,570	46,715
Redeemed	(569,431)	(8,590,412)	(1,357,649)	(18,976,416)
	(345,267)	(5,239,959)	(736,768)	(10,410,290)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	19,007	279,146	42,301	582,739
Issued in reinvestment of distributions	5,737	82,103	—	—
Redeemed	(19,689)	(291,184)	(60,067)	(828,370)
	5,055	70,065	(17,766)	(245,631)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	148,447	2,182,785	406,701	5,613,958
Issued in reinvestment of distributions	46,547	677,257	—	—
Redeemed	(242,951)	(3,593,042)	(464,861)	(6,327,230)
	(47,957)	(733,000)	(58,160)	(713,272)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	6,926	110,872	336	5,000
Issued in reinvestment of distributions	370	5,652	—	—
	7,296	116,524	336	5,000
Net increase (decrease)	389,138	$5,374,964	(14,860,313)	$(202,281,383)

(1)	April 10, 2017 (commencement of sale) through June 30, 2017 for the R5 Class.

21

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$684,391,989	—	—
Temporary Cash Investments	6,671	$7,489,452	—
	$684,398,660	$7,489,452	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2017, the effect of equity price risk derivative instruments on the Statement of Operations was $455,241 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

22

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$607,267,132
Gross tax appreciation of investments	$105,210,131
Gross tax depreciation of investments	(20,589,151)
Net tax appreciation (depreciation) of investments	$84,620,980

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$15.04	0.02	1.13	1.15	(0.02)	(0.78)	(0.80)	$15.39	7.72%	0.86%(4)	0.20%(4)	50%	$620,372
2017	$12.46	0.05	2.58	2.63	(0.05)	—	(0.05)	$15.04	21.19%	0.87%	0.37%	90%	$594,198
2016	$13.68	0.04	(1.22)	(1.18)	(0.04)	—	(0.04)	$12.46	(8.63)%	0.88%	0.36%	93%	$654,517
2015	$13.10	0.03	0.56	0.59	(0.01)	—	(0.01)	$13.68	4.51%	0.87%	0.25%	100%	$464,592
2014	$10.36	0.02	2.75	2.77	(0.03)	—	(0.03)	$13.10	26.79%	0.87%	0.18%	83%	$342,090
2013	$8.24	0.08	2.12	2.20	(0.08)	—	(0.08)	$10.36	26.92%	0.88%	0.92%	93%	$236,280
I Class
2017(3)	$15.11	0.03	1.14	1.17	(0.04)	(0.78)	(0.82)	$15.46	7.84%	0.66%(4)	0.40%(4)	50%	$26,001
2017	$12.52	0.08	2.59	2.67	(0.08)	—	(0.08)	$15.11	21.41%	0.67%	0.57%	90%	$25,863
2016	$13.76	0.07	(1.24)	(1.17)	(0.07)	—	(0.07)	$12.52	(8.50)%	0.68%	0.56%	93%	$34,094
2015	$13.15	0.06	0.57	0.63	(0.02)	—	(0.02)	$13.76	4.77%	0.67%	0.45%	100%	$39,483
2014	$10.41	0.05	2.76	2.81	(0.07)	—	(0.07)	$13.15	27.02%	0.67%	0.38%	83%	$39,805
2013	$8.27	0.10	2.14	2.24	(0.10)	—	(0.10)	$10.41	27.27%	0.68%	1.12%	93%	$36,886
A Class
2017(3)	$14.72	—(5)	1.10	1.10	—	(0.78)	(0.78)	$15.04	7.61%	1.11%(4)	(0.05)%(4)	50%	$27,110
2017	$12.19	0.02	2.53	2.55	(0.02)	—	(0.02)	$14.72	20.85%	1.12%	0.12%	90%	$31,600
2016	$13.39	0.01	(1.20)	(1.19)	(0.01)	—	(0.01)	$12.19	(8.89)%	1.13%	0.11%	93%	$35,153
2015	$12.84	—(5)	0.55	0.55	—(5)	—	—(5)	$13.39	4.30%	1.12%	0.00%(6)	100%	$47,471
2014	$10.15	(0.01)	2.70	2.69	—(5)	—	—(5)	$12.84	26.54%	1.12%	(0.07)%	83%	$38,437
2013	$8.08	0.06	2.07	2.13	(0.06)	—	(0.06)	$10.15	26.58%	1.13%	0.67%	93%	$26,862

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$14.27	(0.06)	1.07	1.01	—	(0.78)	(0.78)	$14.50	7.14%	1.86%(4)	(0.80)%(4)	50%	$1,805
2017	$11.89	(0.08)	2.46	2.38	—	—	—	$14.27	20.02%	1.87%	(0.63)%	90%	$1,703
2016	$13.15	(0.07)	(1.19)	(1.26)	—	—	—	$11.89	(9.58)%	1.88%	(0.64)%	93%	$1,631
2015	$12.70	(0.09)	0.54	0.45	—	—	—	$13.15	3.54%	1.87%	(0.75)%	100%	$1,212
2014	$10.12	(0.10)	2.68	2.58	—	—	—	$12.70	25.49%	1.87%	(0.82)%	83%	$685
2013	$8.08	(0.03)	2.10	2.07	(0.03)	—	(0.03)	$10.12	25.68%	1.88%	(0.08)%	93%	$303
R Class
2017(3)	$14.46	(0.02)	1.09	1.07	—	(0.78)	(0.78)	$14.75	7.46%	1.36%(4)	(0.30)%(4)	50%	$16,701
2017	$11.99	(0.02)	2.49	2.47	—	—	—	$14.46	20.60%	1.37%	(0.13)%	90%	$17,067
2016	$13.19	(0.01)	(1.19)	(1.20)	—	—	—	$11.99	(9.10)%	1.38%	(0.14)%	93%	$14,847
2015	$12.68	(0.03)	0.54	0.51	—	—	—	$13.19	4.02%	1.37%	(0.25)%	100%	$5,185
2014	$10.05	(0.04)	2.67	2.63	—	—	—	$12.68	26.17%	1.37%	(0.32)%	83%	$2,743
2013	$8.00	0.04	2.06	2.10	(0.05)	—	(0.05)	$10.05	26.33%	1.38%	0.42%	93%	$1,356
R5 Class
2017(3)	$15.12	0.04	1.12	1.16	(0.03)	(0.78)	(0.81)	$15.47	7.77%	0.66%(4)	0.40%(4)	50%	$118
2017(7)	$14.90	0.02	0.20	0.22	—	—	—	$15.12	1.48%	0.67%(4)	0.51%(4)	90%(8)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	April 10, 2017 (commencement of sale) through June 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 1802

Semiannual Report

December 31, 2017

Utilities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Risk-On” Rally Drove Stocks Higher

Throughout the market’s capitalization categories, style spectrum, and geographic regions, stocks delivered widespread gains for the six-month period. Investors generally responded enthusiastically to robust corporate earnings results, improving economic growth data, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Outside the U.S., equity performance was notably strong in Europe, where solid corporate profits, improving economic growth rates, declining unemployment, and perceived market-friendly spring election results in France and Germany supported gains. In addition, the European Central Bank maintained stimulus support in the wake of persistently low inflation. Overall, despite bouts of global geopolitical tensions and unrest and several natural disasters, market volatility remained subdued.

In October, the Federal Reserve (the Fed) finally launched a much-anticipated plan to gradually reduce its $4.5 trillion balance sheet. The Fed also raised interest rates once during the reporting period. The December rate hike, which marked the Fed’s third rate increase of 2017, pushed the federal funds rate target to a range of 1.25%-1.50%. Despite still-muted and below-target inflation data, the Fed suggested it would lift rates three times in 2018. Against this backdrop, most Treasury yields increased, with the largest gains occurring at the short end of the yield curve. Yet, interest rate-sensitive assets, including longer-maturity U.S. Treasuries, gold, utilities stocks, and U.S. real estate investment trusts (REITs), generally advanced for the six-month period.

With global growth synchronizing and strengthening and central banks pursuing varying degrees of policy normalization, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2017
Top Ten Holdings	% of net assets
Verizon Communications, Inc.	13.0%
AT&T, Inc.	12.5%
Public Service Enterprise Group, Inc.	4.8%
Exelon Corp.	4.8%
PPL Corp.	4.6%
Entergy Corp.	4.4%
Edison International	4.2%
FirstEnergy Corp.	4.2%
CenterPoint Energy, Inc.	3.7%
Great Plains Energy, Inc.	3.7%

Sub-Industry Allocation	% of net assets
Electric Utilities	43.8%
Integrated Telecommunication Services	26.4%
Multi-Utilities	13.9%
Gas Utilities	6.7%
Independent Power Producers and Energy Traders	5.3%
Alternative Carriers	1.3%
Internet Software and Services	1.0%
Wireless Telecommunication Services	0.8%
Semiconductors	0.4%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.60	$3.33	0.66%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Alternative Carriers — 1.3%
CenturyLink, Inc.	371,856	$6,202,558
Electric Utilities — 43.8%
American Electric Power Co., Inc.	147,458	10,848,485
Duke Energy Corp.	85,353	7,179,041
Edison International	322,711	20,408,244
Entergy Corp.	259,451	21,116,717
Exelon Corp.	582,654	22,962,394
FirstEnergy Corp.	653,070	19,997,003
Great Plains Energy, Inc.	545,390	17,583,374
Hawaiian Electric Industries, Inc.	393,378	14,220,615
NextEra Energy, Inc.	47,306	7,388,724
PG&E Corp.	362,473	16,249,665
Pinnacle West Capital Corp.	74,211	6,321,293
Portland General Electric Co.	105,012	4,786,447
PPL Corp.	712,052	22,038,009
Southern Co. (The)	269,751	12,972,325
Spark Energy, Inc., Class A	533,035	6,609,634
		210,681,970
Gas Utilities — 6.7%
National Fuel Gas Co.	280,503	15,402,420
UGI Corp.	361,644	16,979,186
		32,381,606
Independent Power Producers and Energy Traders — 5.3%
AES Corp. (The)	1,589,781	17,217,328
NRG Yield, Inc., Class A	183,254	3,454,338
Vistra Energy Corp.(1)	254,736	4,666,764
		25,338,430
Integrated Telecommunication Services — 26.4%
AT&T, Inc.	1,551,450	60,320,376
IDT Corp., Class B	378,770	4,014,962
Verizon Communications, Inc.	1,178,900	62,399,177
		126,734,515
Internet Software and Services — 1.0%
j2 Global, Inc.	67,364	5,054,321
Multi-Utilities — 13.9%
Ameren Corp.	241,421	14,241,425
CenterPoint Energy, Inc.	633,837	17,975,617
Consolidated Edison, Inc.	3,605	306,245
Dominion Energy, Inc.	89,623	7,264,840
DTE Energy Co.	11,342	1,241,495
NorthWestern Corp.	42,454	2,534,504
Public Service Enterprise Group, Inc.	449,820	23,165,730
		66,729,856
Semiconductors — 0.4%
QUALCOMM, Inc.	33,458	2,141,981

6

	Shares	Value
Wireless Telecommunication Services — 0.8%
Spok Holdings, Inc.	178,433	$2,792,476
T-Mobile US, Inc.(1)	14,939	948,776
		3,741,252
TOTAL COMMON STOCKS (Cost $413,597,821)		479,006,489
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $843,971), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $825,871)		825,770
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $1,379,380), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $1,351,081)		1,351,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	74,453	74,453
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,251,223)		2,251,223
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $415,849,044)		481,257,712
OTHER ASSETS AND LIABILITIES — (0.1)%		(495,915)
TOTAL NET ASSETS — 100.0%		$480,761,797

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

DECEMBER 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $415,849,044)	$481,257,712
Receivable for capital shares sold	310,731
Dividends and interest receivable	729,170
482,297,613

Liabilities
Payable for capital shares redeemed	1,257,779
Accrued management fees	278,037
1,535,816

Net Assets	$480,761,797

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	260,000,000
Shares outstanding	27,962,338

Net Asset Value Per Share	$17.19

Net Assets Consist of:
Capital (par value and paid-in surplus)	$416,089,287
Distributions in excess of net investment income	(163,055)
Accumulated net realized loss	(572,372)
Net unrealized appreciation	65,407,937
$480,761,797

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$10,246,751
Interest	8,274
10,255,025

Expenses:
Management fees	1,739,714
Directors' fees and expenses	15,865
Other expenses	2,456
1,758,035

Net investment income (loss)	8,496,990

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,279,609

Change in net unrealized appreciation (depreciation) on:
Investments	(7,606,361)
Translation of assets and liabilities in foreign currencies	258
(7,606,103)

Net realized and unrealized gain (loss)	(5,326,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,170,496

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED) AND YEAR ENDED JUNE 30, 2017
Increase (Decrease) in Net Assets	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$8,496,990	$18,504,751
Net realized gain (loss)	2,279,609	37,075,159
Change in net unrealized appreciation (depreciation)	(7,606,103)	(55,787,756)
Net increase (decrease) in net assets resulting from operations	3,170,496	(207,846)

Distributions to Shareholders
From net investment income	(8,660,045)	(18,074,662)
From net realized gains	(20,066,722)	(22,385,358)
Decrease in net assets from distributions	(28,726,767)	(40,460,020)

Capital Share Transactions
Proceeds from shares sold	33,982,770	180,590,229
Proceeds from reinvestment of distributions	27,449,489	38,889,473
Payments for shares redeemed	(95,993,780)	(278,274,127)
Net increase (decrease) in net assets from capital share transactions	(34,561,521)	(58,794,425)

Net increase (decrease) in net assets	(60,117,792)	(99,462,291)

Net Assets
Beginning of period	540,879,589	640,341,880
End of period	$480,761,797	$540,879,589

Distributions in excess of net investment income	$(163,055)	—

Transactions in Shares of the Fund
Sold	1,858,901	9,671,577
Issued in reinvestment of distributions	1,539,941	2,103,074
Redeemed	(5,255,877)	(15,044,931)
Net increase (decrease) in shares of the fund	(1,857,035)	(3,270,280)

See Notes to Financial Statements.

10

Notes to Financial Statements

DECEMBER 31, 2017 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

12

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2017 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $1,143,442 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(522,808) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 were $93,488,799 and $144,779,680, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$479,006,489	—	—
Temporary Cash Investments	74,453	$2,176,770	—
	$479,080,942	$2,176,770	—

13

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$418,868,183
Gross tax appreciation of investments	$79,520,962
Gross tax depreciation of investments	(17,131,433)
Net tax appreciation (depreciation) of investments	$62,389,529

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$18.14	0.30	(0.21)	0.09	(0.31)	(0.73)	(1.04)	$17.19	0.36%	0.66%(4)	3.21%(4)	18%	$480,762
2017	$19.35	0.59	(0.48)	0.11	(0.58)	(0.74)	(1.32)	$18.14	0.61%	0.67%	3.17%	39%	$540,880
2016	$16.28	0.57	3.44	4.01	(0.54)	(0.40)	(0.94)	$19.35	25.76%	0.68%	3.35%	36%	$640,342
2015	$18.03	0.55	(0.98)	(0.43)	(0.58)	(0.74)	(1.32)	$16.28	(2.73)%	0.67%	3.14%	40%	$348,382
2014	$16.90	0.58	2.13	2.71	(0.58)	(1.00)	(1.58)	$18.03	17.35%	0.67%	3.41%	45%	$414,840
2013	$16.54	0.63	1.20	1.83	(0.60)	(0.87)	(1.47)	$16.90	12.06%	0.68%	3.79%	41%	$348,272

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2017 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 1802

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 22, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2018